UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05010

Mutual Fund and Variable Insurance Trust
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington NY	11743
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-631-629-4237

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)
Rational Dynamic Brands Fund

Class A (HSUAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$50,566,174
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$204,362
  Portfolio Turnover111%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	86.4%
Exchange-Traded Funds	6.3%
Money Market Funds	7.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Communications
31.4%
Technology
20.3%
Consumer Discretionary
9.6%
Industrials
9.3%
Consumer Staples
7.9%
Money Market Funds
7.7%
Equity
6.6%
Financials
5.0%
Health Care
3.6%
Energy
2.1%
Real Estate
1.9%
Liabilities in Excess of Other Assets
-5.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.4%
Real Estate	1.9%
Energy	2.1%
Health Care	3.6%
Financials	5.0%
Equity	6.6%
Money Market Funds	7.7%
Consumer Staples	7.9%
Industrials	9.3%
Consumer Discretionary	9.6%
Technology	20.3%
Communications	31.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	14.1%
Alphabet, Inc. - Class A	5.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.8%
Visa, Inc. - Class A	5.0%
Uber Technologies, Inc.	4.9%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.9%
MercadoLibre, Inc.	4.8%
NVIDIA Corporation	4.6%
AppLovin Corporation - Class A	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Dynamic Brands Fund - Class A (HSUAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HSUAX

Rational Dynamic Brands Fund

Class C (HSUCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$50,566,174
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$204,362
  Portfolio Turnover111%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	86.4%
Exchange-Traded Funds	6.3%
Money Market Funds	7.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.4%
Real Estate	1.9%
Energy	2.1%
Health Care	3.6%
Financials	5.0%
Equity	6.6%
Money Market Funds	7.7%
Consumer Staples	7.9%
Industrials	9.3%
Consumer Discretionary	9.6%
Technology	20.3%
Communications	31.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	14.1%
Alphabet, Inc. - Class A	5.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.8%
Visa, Inc. - Class A	5.0%
Uber Technologies, Inc.	4.9%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.9%
MercadoLibre, Inc.	4.8%
NVIDIA Corporation	4.6%
AppLovin Corporation - Class A	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Dynamic Brands Fund - Class C (HSUCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HSUCX

Rational Dynamic Brands Fund

Institutional  (HSUTX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$50,566,174
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$204,362
  Portfolio Turnover111%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	86.4%
Exchange-Traded Funds	6.3%
Money Market Funds	7.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.4%
Real Estate	1.9%
Energy	2.1%
Health Care	3.6%
Financials	5.0%
Equity	6.6%
Money Market Funds	7.7%
Consumer Staples	7.9%
Industrials	9.3%
Consumer Discretionary	9.6%
Technology	20.3%
Communications	31.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	14.1%
Alphabet, Inc. - Class A	5.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.8%
Visa, Inc. - Class A	5.0%
Uber Technologies, Inc.	4.9%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.9%
MercadoLibre, Inc.	4.8%
NVIDIA Corporation	4.6%
AppLovin Corporation - Class A	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Dynamic Brands Fund - Institutional (HSUTX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HSUTX

Rational Equity Armor Fund

Class A (HDCAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$58,941,268
  Number of Portfolio Holdings59
  Advisory Fee $219,398
  Portfolio Turnover161%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.0%
Exchange-Traded Funds	29.0%
Money Market Funds	7.4%
Purchased Options	6.6%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Equity
25.9%
Technology
15.0%
Financials
10.1%
Industrials
8.0%
Money Market
7.2%
Health Care
7.1%
Long Option
6.5%
Energy
5.8%
Communications
4.9%
Fixed Income
2.8%
Consumer Discretionary
1.8%
Consumer Staples
1.7%
Real Estate
1.2%
Materials
0.8%
Other Assets in Excess of Liabilities
6.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.5%
Materials	0.8%
Real Estate	1.2%
Consumer Staples	1.7%
Consumer Discretionary	1.8%
Fixed Income	2.8%
Communications	4.9%
Energy	5.8%
Long Option	6.5%
Health Care	7.1%
Money Market	7.2%
Industrials	8.0%
Financials	10.1%
Technology	15.0%
Equity	25.9%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Call	6.3%
Alphabet, Inc., Class A	4.9%
Vanguard S&P 500 ETF	4.9%
State Street SPDR S&P 500 ETF Trust	4.9%
Berkshire Hathaway, Inc., Class B	4.2%
iShares Core S&P 500 ETF	4.2%
JPMorgan Chase & Company	2.9%
Eli Lilly & Company	2.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2.8%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-5.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-33.3%
Long S&P500 & VIX Futures	7.6%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini Future, Maturing July 2026, 07/17/26 2100.0 Call	-4.6%
S&P Emini Future, Maturing July 2026, 07/17/26 7250.0 Call	-0.6%
S&P Emini Future, Maturing July 2026, 07/17/26 7200.0 Put	-0.1%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Put	0.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Equity Armor Fund - Class A (HDCAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HDCAX

Rational Equity Armor Fund

Class C (HDCEX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$58,941,268
  Number of Portfolio Holdings59
  Advisory Fee $219,398
  Portfolio Turnover161%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.0%
Exchange-Traded Funds	29.0%
Money Market Funds	7.4%
Purchased Options	6.6%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.5%
Materials	0.8%
Real Estate	1.2%
Consumer Staples	1.7%
Consumer Discretionary	1.8%
Fixed Income	2.8%
Communications	4.9%
Energy	5.8%
Long Option	6.5%
Health Care	7.1%
Money Market	7.2%
Industrials	8.0%
Financials	10.1%
Technology	15.0%
Equity	25.9%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Call	6.3%
Alphabet, Inc., Class A	4.9%
Vanguard S&P 500 ETF	4.9%
State Street SPDR S&P 500 ETF Trust	4.9%
Berkshire Hathaway, Inc., Class B	4.2%
iShares Core S&P 500 ETF	4.2%
JPMorgan Chase & Company	2.9%
Eli Lilly & Company	2.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2.8%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-5.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-33.3%
Long S&P500 & VIX Futures	7.6%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini Future, Maturing July 2026, 07/17/26 2100.0 Call	-4.6%
S&P Emini Future, Maturing July 2026, 07/17/26 7250.0 Call	-0.6%
S&P Emini Future, Maturing July 2026, 07/17/26 7200.0 Put	-0.1%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Put	0.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Equity Armor Fund - Class C (HDCEX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HDCEX

Rational Equity Armor Fund

Institutional (HDCTX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$58,941,268
  Number of Portfolio Holdings59
  Advisory Fee $219,398
  Portfolio Turnover161%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	57.0%
Exchange-Traded Funds	29.0%
Money Market Funds	7.4%
Purchased Options	6.6%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.5%
Materials	0.8%
Real Estate	1.2%
Consumer Staples	1.7%
Consumer Discretionary	1.8%
Fixed Income	2.8%
Communications	4.9%
Energy	5.8%
Long Option	6.5%
Health Care	7.1%
Money Market	7.2%
Industrials	8.0%
Financials	10.1%
Technology	15.0%
Equity	25.9%

Top 10 Long Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Call	6.3%
Alphabet, Inc., Class A	4.9%
Vanguard S&P 500 ETF	4.9%
State Street SPDR S&P 500 ETF Trust	4.9%
Berkshire Hathaway, Inc., Class B	4.2%
iShares Core S&P 500 ETF	4.2%
JPMorgan Chase & Company	2.9%
Eli Lilly & Company	2.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2.8%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Option	-5.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Short S&P500 & VIX Futures	-33.3%
Long S&P500 & VIX Futures	7.6%

Top 10 Short Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
S&P Emini Future, Maturing July 2026, 07/17/26 2100.0 Call	-4.6%
S&P Emini Future, Maturing July 2026, 07/17/26 7250.0 Call	-0.6%
S&P Emini Future, Maturing July 2026, 07/17/26 7200.0 Put	-0.1%
S&P Emini Future, Maturing July 2026, 07/17/26 100.0 Put	0.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Equity Armor Fund - Institutional (HDCTX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HDCTX

Rational Special Situations Income Fund

Class A (RFXAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,390,366,471
  Number of Portfolio Holdings979
  Advisory Fee (net of waivers)$9,814,950
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	79.6%
Corporate Bonds	14.4%
Money Market Funds	5.9%
Term Loans	0.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.4%
WFLD Mortgage Trust, 3.880%, 08/10/31	2.0%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.9%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
BAMLL Commercial Mortgage Securities Trust, 2.627%, 01/15/32	1.2%
JPMBB Commercial Mortgage Securities Trust, 4.626%, 08/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.944%, 06/15/46	0.9%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.081%, 07/15/46	0.9%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	0.9%
Deutsche Alt-A Securities Mortgage Loan Trust, 4.183%, 06/25/37	0.8%

Sector Weighting (% of net assets)

Non-Agency Residential Mortgage Backed Securities
44.3%
CMBS
32.2%
Financials
14.0%
Money Market Funds
5.9%
CDO
2.5%
Real Estate
0.4%
CMO
0.2%
ABS
0.1%
Other
0.1%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Other	0.1%
ABS	0.1%
CMO	0.2%
Real Estate	0.4%
CDO	2.5%
Money Market Funds	5.9%
Financials	14.0%
CMBS	32.2%
Non-Agency Residential Mortgage Backed Securities	44.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Special Situations Income Fund - Class A (RFXAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RFXAX

Rational Special Situations Income Fund

Class C (RFXCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,390,366,471
  Number of Portfolio Holdings979
  Advisory Fee (net of waivers)$9,814,950
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	79.6%
Corporate Bonds	14.4%
Money Market Funds	5.9%
Term Loans	0.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.4%
WFLD Mortgage Trust, 3.880%, 08/10/31	2.0%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.9%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
BAMLL Commercial Mortgage Securities Trust, 2.627%, 01/15/32	1.2%
JPMBB Commercial Mortgage Securities Trust, 4.626%, 08/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.944%, 06/15/46	0.9%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.081%, 07/15/46	0.9%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	0.9%
Deutsche Alt-A Securities Mortgage Loan Trust, 4.183%, 06/25/37	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Other	0.1%
ABS	0.1%
CMO	0.2%
Real Estate	0.4%
CDO	2.5%
Money Market Funds	5.9%
Financials	14.0%
CMBS	32.2%
Non-Agency Residential Mortgage Backed Securities	44.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Special Situations Income Fund - Class C (RFXCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RFXCX

Rational Special Situations Income Fund

Institutional (RFXIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$1,390,366,471
  Number of Portfolio Holdings979
  Advisory Fee (net of waivers)$9,814,950
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	79.6%
Corporate Bonds	14.4%
Money Market Funds	5.9%
Term Loans	0.1%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.4%
WFLD Mortgage Trust, 3.880%, 08/10/31	2.0%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.9%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
BAMLL Commercial Mortgage Securities Trust, 2.627%, 01/15/32	1.2%
JPMBB Commercial Mortgage Securities Trust, 4.626%, 08/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.944%, 06/15/46	0.9%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.081%, 07/15/46	0.9%
JP Morgan Chase Commercial Mortgage Securities, 5.769%, 11/15/43	0.9%
Deutsche Alt-A Securities Mortgage Loan Trust, 4.183%, 06/25/37	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Other	0.1%
ABS	0.1%
CMO	0.2%
Real Estate	0.4%
CDO	2.5%
Money Market Funds	5.9%
Financials	14.0%
CMBS	32.2%
Non-Agency Residential Mortgage Backed Securities	44.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Special Situations Income Fund - Institutional (RFXIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RFXIX

Rational Strategic Allocation Fund

Class A (RHSAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$10,190,654
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	93.2%
U.S. Government & Agencies	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Money Market Funds	0.3%
Alternative	4.2%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	74.0%
United States Treasury Bill, 3.670%, 09/03/26	5.8%
Catalyst/CIFC Senior Secured Income Fund	5.7%
AQR Long-Short Equity Fund	4.2%
Rational/Pier 88 Convertible Securities Fund	0.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
S&P 500 e-mini futures	88.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Strategic Allocation Fund - Class A (RHSAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RHSAX

Rational Strategic Allocation Fund

Class C (RHSCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$10,190,654
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	93.2%
U.S. Government & Agencies	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Money Market Funds	0.3%
Alternative	4.2%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	74.0%
United States Treasury Bill, 3.670%, 09/03/26	5.8%
Catalyst/CIFC Senior Secured Income Fund	5.7%
AQR Long-Short Equity Fund	4.2%
Rational/Pier 88 Convertible Securities Fund	0.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
S&P 500 e-mini futures	88.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Strategic Allocation Fund - Class C (RHSCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RHSCX

Rational Strategic Allocation Fund

Institutional (RHSIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$10,190,654
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.3%
Open End Funds	93.2%
U.S. Government & Agencies	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Money Market Funds	0.3%
Alternative	4.2%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	74.0%
United States Treasury Bill, 3.670%, 09/03/26	5.8%
Catalyst/CIFC Senior Secured Income Fund	5.7%
AQR Long-Short Equity Fund	4.2%
Rational/Pier 88 Convertible Securities Fund	0.3%

Derivative Exposure by Notional Value

Table Summary
Value	Value
S&P 500 e-mini futures	88.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Strategic Allocation Fund - Institutional (RHSIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RHSIX

Rational Premium Income Fund

Class A (HRSAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$22,335,984
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$125,442
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	88.2%
Money Market Funds	3.7%
U.S. Government & Agencies	8.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	20.2%
Money Market Funds	3.0%
Health Care	4.3%
Energy	4.5%
U.S. Treasury Obligations	6.5%
Financials	8.7%
Consumer Staples	8..9%
Communications	8.9%
Technology	13.1%
Consumer Discretionary	21.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ford Motor Company, 9.625%, 04/22/30	5.1%
Energy Transfer, L.P. Midstream Finance Corporation, 6.000%, 02/01/29	4.5%
Dell International, LLC / EMC Corporation, 4.750%, 04/01/28	4.5%
VeriSign, Inc., 4.750%, 07/15/27	4.5%
Constellation Brands, Inc., 4.350%, 05/09/27	4.5%
Ares Capital Corporation, 2.150%, 07/15/26	4.5%
Mattel, Inc., 5.000%, 11/17/30	4.5%
Uber Technologies, Inc., 4.500%, 08/15/29	4.4%
Tyson Foods, Inc., 3.550%, 06/02/27	4.4%
Gartner, Inc., 4.500%, 07/01/28	4.4%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Custom US Skew Swap	80.4%
Call Overwrite Strategy Swap	90.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Premium Income Fund - Class A (HRSAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HRSAX

Rational Premium Income Fund

Class C (HRSFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$22,335,984
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$125,442
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	88.2%
Money Market Funds	3.7%
U.S. Government & Agencies	8.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	20.2%
Money Market Funds	3.0%
Health Care	4.3%
Energy	4.5%
U.S. Treasury Obligations	6.5%
Financials	8.7%
Consumer Staples	8.9%
Communications	8.9%
Technology	13.1%
Consumer Discretionary	21.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ford Motor Company, 9.625%, 04/22/30	5.1%
Energy Transfer, L.P. Midstream Finance Corporation, 6.000%, 02/01/29	4.5%
Dell International, LLC / EMC Corporation, 4.750%, 04/01/28	4.5%
VeriSign, Inc., 4.750%, 07/15/27	4.5%
Constellation Brands, Inc., 4.350%, 05/09/27	4.5%
Ares Capital Corporation, 2.150%, 07/15/26	4.5%
Mattel, Inc., 5.000%, 11/17/30	4.5%
Uber Technologies, Inc., 4.500%, 08/15/29	4.4%
Tyson Foods, Inc., 3.550%, 06/02/27	4.4%
Gartner, Inc., 4.500%, 07/01/28	4.4%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Custom US Skew Swap	80.4%
Call Overwrite Strategy Swap	90.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Premium Income Fund - Class C (HRSFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HRSFX

Rational Premium Income Fund

Institutional (HRSTX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$22,335,984
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$125,442
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	88.2%
Money Market Funds	3.7%
U.S. Government & Agencies	8.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	20.2%
Money Market Funds	3.0%
Health Care	4.3%
Energy	4.5%
U.S. Treasury Obligations	6.5%
Financials	8.7%
Consumer Staples	8.9%
Communications	8.9%
Technology	13.1%
Consumer Discretionary	21.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ford Motor Company, 9.625%, 04/22/30	5.1%
Energy Transfer, L.P. Midstream Finance Corporation, 6.000%, 02/01/29	4.5%
Dell International, LLC / EMC Corporation, 4.750%, 04/01/28	4.5%
VeriSign, Inc., 4.750%, 07/15/27	4.5%
Constellation Brands, Inc., 4.350%, 05/09/27	4.5%
Ares Capital Corporation, 2.150%, 07/15/26	4.5%
Mattel, Inc., 5.000%, 11/17/30	4.5%
Uber Technologies, Inc., 4.500%, 08/15/29	4.4%
Tyson Foods, Inc., 3.550%, 06/02/27	4.4%
Gartner, Inc., 4.500%, 07/01/28	4.4%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Custom US Skew Swap	80.4%
Call Overwrite Strategy Swap	90.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational Premium Income Fund - Institutional (HRSTX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-HRSTX

Rational/Pier 88 Convertible Securities Fund

Class A (PBXAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$232,370,340
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$796,140
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.5%
Convertible Bonds	58.8%
Money Market Funds	6.8%
Preferred Stocks	22.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
18.9%
Utilities
18.9%
Real Estate
12.1%
Financials
11.4%
Consumer Discretionary
10.4%
Communications
8.0%
Money Market Funds
6.8%
Industrials
6.8%
Health Care
5.3%
Materials
1.2%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.2%
Health Care	5.3%
Industrials	6.8%
Money Market Funds	6.8%
Communications	8.0%
Consumer Discretionary	10.4%
Financials	11.4%
Real Estate	12.1%
Utilities	18.9%
Technology	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alliant Energy Corporation, 3.250%, 05/30/28	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.4%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.4%
Bank of America Corporation	4.3%
NextEra Energy, Inc.	4.3%
Welltower, Inc.	4.3%
WEC Energy Group, Inc., 4.375%, 06/01/29	4.2%
Uber Technologies, Inc., 0.875%, 12/01/28	4.2%
Etsy, Inc., 0.250%, 06/15/28	4.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational/Pier 88 Convertible Securities Fund - Class A (PBXAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-PBXAX

Rational/Pier 88 Convertible Securities Fund

Class C (PBXCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$232,370,340
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$796,140
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.5%
Convertible Bonds	58.8%
Money Market Funds	6.8%
Preferred Stocks	22.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.2%
Health Care	5.3%
Industrials	6.8%
Money Market Funds	6.8%
Communications	8.0%
Consumer Discretionary	10.4%
Financials	11.4%
Real Estate	12.1%
Utilities	18.9%
Technology	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alliant Energy Corporation, 3.250%, 05/30/28	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.4%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.4%
Bank of America Corporation	4.3%
NextEra Energy, Inc.	4.3%
Welltower, Inc.	4.3%
WEC Energy Group, Inc., 4.375%, 06/01/29	4.2%
Uber Technologies, Inc., 0.875%, 12/01/28	4.2%
Etsy, Inc., 0.250%, 06/15/28	4.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational/Pier 88 Convertible Securities Fund - Class C (PBXCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-PBXCX

Rational/Pier 88 Convertible Securities Fund

Institutional (PBXIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$232,370,340
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$796,140
  Portfolio Turnover82%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.5%
Convertible Bonds	58.8%
Money Market Funds	6.8%
Preferred Stocks	22.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.2%
Health Care	5.3%
Industrials	6.8%
Money Market Funds	6.8%
Communications	8.0%
Consumer Discretionary	10.4%
Financials	11.4%
Real Estate	12.1%
Utilities	18.9%
Technology	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alliant Energy Corporation, 3.250%, 05/30/28	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.4%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.4%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.4%
Bank of America Corporation	4.3%
NextEra Energy, Inc.	4.3%
Welltower, Inc.	4.3%
WEC Energy Group, Inc., 4.375%, 06/01/29	4.2%
Uber Technologies, Inc., 0.875%, 12/01/28	4.2%
Etsy, Inc., 0.250%, 06/15/28	4.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational/Pier 88 Convertible Securities Fund - Institutional (PBXIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-PBXIX

Return Stacked® Balanced Allocation & Systematic Macro Fund

Class A (RDMAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$37,426,697
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$263,774
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.1%
Money Market Funds	46.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Money Market Funds	43.1%
Equity	48.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.9%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-62.8%
Commodity	-11.6%
Equity Index	-4.7%
Interest Rate	76.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Return Stacked® Balanced Allocation & Systematic Macro Fund - Class A (RDMAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RDMAX

Return Stacked® Balanced Allocation & Systematic Macro Fund

Class C (RDMCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	2.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$37,426,697
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$263,774
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.1%
Money Market Funds	46.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Money Market Funds	43.1%
Equity	48.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.9%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-62.8%
Commodity	-11.6%
Equity Index	-4.7%
Interest Rate	76.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Return Stacked® Balanced Allocation & Systematic Macro Fund - Class C (RDMCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RDMCX

Return Stacked® Balanced Allocation & Systematic Macro Fund

Institutional (RDMIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$37,426,697
  Number of Portfolio Holdings49
  Advisory Fee (net of waivers)$263,774
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	53.1%
Money Market Funds	46.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.0%
Money Market Funds	43.1%
Equity	48.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.9%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-62.8%
Commodity	-11.6%
Equity Index	-4.7%
Interest Rate	76.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Return Stacked® Balanced Allocation & Systematic Macro Fund - Institutional (RDMIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RDMIX

Rational/RGN Hedged Equity Fund

Class A (RNEAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$38,102,292
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$123,003
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.0%
Money Market Funds	7.4%
Equity	85.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	42.9%
State Street SPDR S&P 500 ETF Trust	42.7%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-19.9%
Interest Rate	4.4%
Commodity	7.3%
Equity Index	44.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational/RGN Hedged Equity Fund - Class A (RNEAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RNEAX

Rational/RGN Hedged Equity Fund

Class C (RNECX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$38,102,292
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$123,003
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.0%
Money Market Funds	7.4%
Equity	85.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	42.9%
State Street SPDR S&P 500 ETF Trust	42.7%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-19.9%
Interest Rate	4.4%
Commodity	7.3%
Equity Index	44.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational/RGN Hedged Equity Fund - Class C (RNECX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RNECX

Rational/RGN Hedged Equity Fund

Institutional (RNEIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$38,102,292
  Number of Portfolio Holdings55
  Advisory Fee (net of waivers)$123,003
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.0%
Money Market Funds	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.0%
Money Market Funds	7.4%
Equity	85.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	42.9%
State Street SPDR S&P 500 ETF Trust	42.7%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Currency	-19.9%
Interest Rate	4.4%
Commodity	7.3%
Equity Index	44.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Rational/RGN Hedged Equity Fund - Institutional (RNEIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-RNEIX

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Long Form Financial Statements.

Semi-Annual Financial Statements and
Additional Information

June 30, 2026
INSTITUTIONAL SHARES
CLASS A SHARES
CLASS C SHARES

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 56.4%
	BANKING - 4.2%
8,035	HSBC Holdings plc - ADR	$764,048
5,172	JPMorgan Chase & Company	1,692,951
		2,456,999
	BIOTECH & PHARMA - 5.8%
3,933	AbbVie, Inc.	989,700
1,391	Eli Lilly & Company	1,668,407
4,853	Novartis A.G. - ADR	760,562
		3,418,669
	CHEMICALS - 0.8%
5,660	Corteva, Inc.	479,345

	DATA CENTER REIT - 1.2%
4,015	Digital Realty Trust, Inc.	721,014

	E-COMMERCE DISCRETIONARY - 1.8%
4,408	Amazon.com, Inc.(a)	1,050,603

	ELECTRICAL EQUIPMENT - 3.5%
1,152	Eaton Corporation PLC	490,890
2,991	Modine Manufacturing Company(a)	798,657
2,482	Vertiv Holdings Company, Class A	831,024
		2,120,571
	HEALTH CARE FACILITIES & SERVICES - 1.3%
1,825	UnitedHealth Group, Inc.	758,525

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
979	Goldman Sachs Group, Inc. (The)	990,131

	INSURANCE - 4.2%
4,981	Berkshire Hathaway, Inc., Class B(a)	2,492,443

	INTERNET MEDIA & SERVICES - 4.9%
8,149	Alphabet, Inc., Class A	2,912,208

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 56.4% (Continued)
	MACHINERY - 3.1%
740	Caterpillar, Inc.	$788,026
1,595	Deere & Company	1,011,756
		1,799,782
	OIL & GAS PRODUCERS - 5.8%
5,928	Chevron Corporation	982,625
4,233	Diamondback Energy, Inc.	744,077
10,802	Exxon Mobil Corporation	1,476,849
3,141	Williams Companies, Inc. (The)	233,502
		3,437,053
	RETAIL - CONSUMER STAPLES - 1.7%
8,719	Walmart, Inc.	987,514

	SEMICONDUCTORS - 7.9%
1,419	Advanced Micro Devices, Inc.(a)	824,311
2,370	Broadcom, Inc.	895,268
413	Micron Technology, Inc.	476,722
4,825	NVIDIA Corporation	965,433
152	Sandisk Corporation(a)	345,607
2,199	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,050,177
		4,557,518
	SOFTWARE - 2.1%
2,073	Microsoft Corporation	773,271
1,416	Palo Alto Networks, Inc.(a)	482,884
		1,256,155
	TECHNOLOGY HARDWARE - 4.3%
1,671	Apple, Inc.	483,521
4,650	Arista Networks, Inc.(a)	789,942
1,837	Corning, Inc.	469,225
27,244	Super Micro Computer, Inc.(a)	799,066
		2,541,754
	TECHNOLOGY SERVICES - 0.8%
1,695	International Business Machines Corporation	476,651

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares						Fair Value
	COMMON STOCKS — 56.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
2,421	Norfolk Southern Corporation					$761,622

	TOTAL COMMON STOCKS (Cost $23,782,638)					33,218,557

	EXCHANGE-TRADED FUNDS — 28.7%
	EQUITY - 25.9%
26,563	Affinity World Leaders Equity ETF					1,234,446
10,089	Global X Copper Miners ETF					776,550
3,319	iShares Core S&P 500 ETF					2,485,566
53,132	iShares MSCI Global Energy Producers ETF					1,485,571
4,172	iShares U.S. Aerospace & Defense ETF					1,011,376
11,852	State Street Consumer Staples Select Sector SPDR ETF					984,546
4,758	State Street Health Care Select Sector SPDR ETF					754,904
3,877	State Street SPDR S&P 500 ETF Trust					2,895,227
5,112	State Street Utilities Select Sector SPDR ETF					231,778
753	VanEck Semiconductor ETF					493,885
4,232	Vanguard S&P 500 ETF					2,906,581
						15,260,430
	FIXED INCOME - 2.8%
17,970	State Street SPDR Bloomberg 1-3 Month T-Bill ETF					1,646,771

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,018,378)					16,907,201

	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
4,271,935	First American Treasury Obligations Fund, Class X, 3.57% (Cost $4,271,935)(b)					4,271,935

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 6.5%
	CALL OPTIONS PURCHASED - 6.5%
10	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$100	$50,000	$3,716,750

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 6.5%
	(Continued)
	CALL OPTIONS PURCHASED - 6.5% (Continued)
128	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$7,700	$49,280,000	$129,600
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,968,846)					3,846,350

	PUT OPTIONS PURCHASED - 0.0%(d)
10	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$2,100	$1,050,000	25
	TOTAL PUT OPTIONS PURCHASED (Cost - $250)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,969,096)					3,846,375

	TOTAL INVESTMENTS - 98.8% (Cost $48,042,047)					$58,244,068
	CALL OPTIONS WRITTEN - (5.2)% (Premiums received - $3,096,275)					(3,082,725)
	PUT OPTIONS WRITTEN - (0.1)% (Premiums received - $162,675)					(51,025)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%					3,830,950
	NET ASSETS - 100.0%					$58,941,268

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (5.3)%
	CALL OPTIONS WRITTEN- (5.2)%
10	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$2,100	$1,050,000	$2,718,750
23	S&P Emini Future, Maturing July 2026	WED	07/17/2026	7,250	8,337,500	363,975
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $3,096,275)					3,082,725

	PUT OPTIONS WRITTEN - (0.1)%
10	S&P Emini Future, Maturing July 2026	WED	07/17/2026	$100	$50,000	25
68	S&P Emini Future, Maturing July 2026	WED	07/17/2026	7,200	24,480,000	51,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $162,675)					51,025

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,258,950)					3,133,750

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Depreciation
137	CBOE Volatility Index Future	09/17/2026	$2,699,736	$(143,229)
86	CBOE Volatility Index Future	10/22/2026	1,757,453	(42,750)
	TOTAL LONG FUTURES CONTRACTS			$(185,979)

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Depreciation
52	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	$19,625,450	$(151,500)
	TOTAL SHORT FUTURES CONTRACTS			(151,500)
	TOTAL FUTURES CONTRACTS			$(337,479)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 70.3%
	ASSET MANAGEMENT — 8.7%
1,000,000	Ares Capital Corporation	2.1500	07/15/26	$998,982
1,000,000	Blue Owl Capital Corporation	2.8750	06/11/28	946,929
				1,945,911
	AUTOMOTIVE — 5.1%
1,000,000	Ford Motor Company	9.6250	04/22/30	1,134,215

	BEVERAGES — 4.5%
1,000,000	Constellation Brands, Inc.	4.3500	05/09/27	999,729

	FOOD — 4.4%
1,000,000	Tyson Foods, Inc.	3.5500	06/02/27	992,021

	HEALTH CARE FACILITIES & SERVICES — 4.3%
1,000,000	Tenet Healthcare Corporation	4.3750	01/15/30	969,071

	INTERNET MEDIA & SERVICES — 8.9%
1,000,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	992,764
1,000,000	VeriSign, Inc.	4.7500	07/15/27	1,000,135
				1,992,899
	LEISURE PRODUCTS — 4.5%
1,000,000	Mattel, Inc.	5.0000	11/17/30	997,791

	OIL & GAS PRODUCERS — 4.5%
1,000,000	Energy Transfer, L.P. Midstream Finance Corporation(a)	6.0000	02/01/29	1,007,959

	RETAIL - DISCRETIONARY — 12.3%
1,000,000	Best Buy Company, Inc.	1.9500	10/01/30	891,369
1,000,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	975,102
1,000,000	Lowe’s Companies, Inc.	1.7000	10/15/30	885,227
				2,751,698
	SEMICONDUCTORS — 4.2%
1,000,000	Intel Corporation	2.4500	11/15/29	930,720

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 70.3% (Continued)
	TECHNOLOGY HARDWARE — 4.5%
1,000,000	Dell International, LLC / EMC Corporation	4.7500	04/01/28	$1,003,049

	TECHNOLOGY SERVICES — 4.4%
1,000,000	Gartner, Inc.(a)	4.5000	07/01/28	982,521

	TOTAL CORPORATE BONDS (Cost $15,860,263)			15,707,584

	U.S. GOVERNMENT & AGENCIES — 6.5%
	U.S. TREASURY BILLS — 6.5%
1,000,000	United States Treasury Bill(b)	3.9400	05/13/27	966,948
500,000	United States Treasury Bill(b)	4.0000	06/10/27	481,802
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,451,112)			1,448,750

Shares
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
663,610	First American Treasury Obligations Fund, Class X, 3.57% (Cost $663,610)(c)			663,610

	TOTAL INVESTMENTS - 79.8% (Cost $17,974,985)			$17,819,944
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.2%			4,516,040
	NET ASSETS - 100.0%			$22,335,984

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $3,958,346 or 17.7% of net assets.

(b)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS - 2.6%

The Call Overwriting (“RCXTCO01”) is a rules based index created by Goldman Sachs that implements a S&P 500 covered call strategy.

Custom US Skew (“RCXTHRS2”) is a rules based index created by Goldman Sachs and designed to capitalize on the structural inefficiencies and behavioral biases present within the S&P 500

								Unrealized
		Payment	Notional				Upfront	Appreciation/
Shares	Reference Entity	Frequency	Amount	Counterparty	Maturity Date	Pay Fixed Rate	Payments	(Depreciation)
137,612	Custom Call Overwrite Strategy Series 1 Excess Return	Maturity	$(17,482,275)	Goldman Sachs	1/5/2027	0.0000%	—	$483,019
192,261	Custom US Skew	Maturity	$(20,139,371)	Goldman Sachs	1/5/2027	0.0000%	—	92,286
								$575,305

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (Continued)
June 30, 2026

Custom Call Overwrite Strategy Series 1 Excess Return Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Call Overwrite Strategy Series 1

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(0.0035)	S&P 500 Index	Goldman Sachs	Call	7/1/2026	7,540	2,658	(2,644)
(0.0035)	S&P 500 Index	Goldman Sachs	Call	7/2/2026	7,510	2,651	(2,647)
(0.0035)	S&P 500 Index	Goldman Sachs	Call	7/6/2026	7,515	2,653	(2,648)
(0.0035)	S&P 500 Index	Goldman Sachs	Call	7/7/2026	7,540	2,664	(2,650)
(0.0035)	S&P 500 Index	Goldman Sachs	Call	7/8/2026	7,590	2,649	(2,617)

The accompanying notes are an integral part of these financial statements.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (Continued)
June 30, 2026

Custom US Skew Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom US Skew Total Return Swap.

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
0.0030	S&P 500 Index	Goldman Sachs	Put	7/17/2026	3,800	1,153	2,275
0.0041	S&P 500 Index	Goldman Sachs	Put	7/17/2026	4,150	1,682	3,039
0.0042	S&P 500 Index	Goldman Sachs	Put	7/17/2026	4,375	1,844	3,161
0.0047	S&P 500 Index	Goldman Sachs	Put	7/17/2026	4,475	2,110	3,536
0.0049	S&P 500 Index	Goldman Sachs	Put	7/17/2026	4,650	2,286	3,688
0.0035	S&P 500 Index	Goldman Sachs	Put	7/17/2026	5,050	1,758	2,610
0.0022	S&P 500 Index	Goldman Sachs	Put	7/17/2026	5,125	1,133	1,657
0.0042	S&P 500 Index	Goldman Sachs	Put	7/17/2026	5,175	2,158	3,128
0.0036	S&P 500 Index	Goldman Sachs	Put	7/17/2026	5,900	2,112	2,685
0.0031	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,375	1,993	2,344
0.0018	S&P 500 Index	Goldman Sachs	Call	7/17/2026	7,525	1,331	1,327
0.0027	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,200	1,406	2,028
0.0026	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,300	1,355	1,917
0.0036	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,450	1,940	2,670
0.0067	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,500	3,703	5,048
0.0033	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,640	1,888	2,510
0.0032	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,670	1,795	2,374
0.0043	S&P 500 Index	Goldman Sachs	Put	8/21/2026	5,825	2,502	3,221
0.0021	S&P 500 Index	Goldman Sachs	Put	9/18/2026	4,950	1,042	1,578
0.0059	S&P 500 Index	Goldman Sachs	Put	9/18/2026	5,100	2,994	4,402
0.0032	S&P 500 Index	Goldman Sachs	Put	9/18/2026	5,175	1,636	2,371
0.0020	S&P 500 Index	Goldman Sachs	Put	9/18/2026	5,250	1,058	1,512
0.0028	S&P 500 Index	Goldman Sachs	Put	9/18/2026	5,375	1,531	2,137

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(0.0041)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	5,910	2,395	(3,039)
(0.0042)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,050	2,550	(3,161)
(0.0047)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,120	2,885	(3,536)
(0.0049)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,240	3,068	(3,688)
(0.0016)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,470	1,065	(1,234)
(0.0023)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,475	1,514	(1,754)
(0.0022)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,540	1,424	(1,633)
(0.0022)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,560	1,450	(1,657)
(0.0021)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,605	1,415	(1,607)
(0.0028)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,710	1,885	(2,107)
(0.0017)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,955	1,210	(1,305)
(0.0036)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	6,975	2,497	(2,685)
(0.0031)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	7,105	2,221	(2,344)
(0.0035)	S&P 500 Index	Goldman Sachs	Put	7/17/2026	7,220	2,495	(2,592)
(0.0022)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,470	1,403	(1,626)
(0.0017)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,560	1,105	(1,263)
(0.0026)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,770	1,731	(1,917)
(0.0020)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,785	1,377	(1,522)
(0.0036)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,880	2,506	(2,731)
(0.0047)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,940	3,256	(3,519)
(0.0032)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,975	2,208	(2,374)
(0.0043)	S&P 500 Index	Goldman Sachs	Put	8/21/2026	6,990	3,002	(3,221)
(0.0016)	S&P 500 Index	Goldman Sachs	Put	9/18/2026	6,650	1,041	(1,174)
(0.0025)	S&P 500 Index	Goldman Sachs	Put	9/18/2026	6,750	1,675	(1,861)
(0.0035)	S&P 500 Index	Goldman Sachs	Put	9/18/2026	6,810	2,361	(2,600)
(0.0026)	S&P 500 Index	Goldman Sachs	Put	9/18/2026	6,840	1,748	(1,916)
(0.0035)	S&P 500 Index	Goldman Sachs	Put	9/18/2026	6,860	2,424	(2,650)

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 91.1%
	ADVERTISING & MARKETING - 4.4%
4,300	AppLovin Corporation, Class A(a)	$2,215,489

	AEROSPACE & DEFENSE - 9.3%
5,500	General Electric Company	2,055,515
4,600	HEICO Corporation	1,638,474
770	TransDigm Group, Inc.	1,025,671
		4,719,660
	ASSET MANAGEMENT - 5.0%
12,300	Apollo Global Management, Inc.	1,455,213
9,300	Blackstone, Inc.	1,094,331
		2,549,544
	BIOTECH & PHARMA - 3.6%
1,500	Eli Lilly & Company	1,799,145

	E-COMMERCE DISCRETIONARY - 9.7%
10,345	Amazon.com, Inc.(a)	2,465,627
1,425	MercadoLibre, Inc.(a)	2,418,781
		4,884,408
	INTERNET MEDIA & SERVICES - 26.9%
8,225	Alphabet, Inc., Class A	2,939,368
100,000	Netflix, Inc.(a)	7,139,999
2,370	Spotify Technology S.A.(a)	1,088,138
34,500	Uber Technologies, Inc.(a)	2,489,520
		13,657,025
	OIL & GAS PRODUCERS - 2.1%
4,400	Cheniere Energy, Inc.	1,051,644

	REAL ESTATE SERVICES - 1.9%
7,100	CBRE Group, Inc., Class A(a)	956,299

	RETAIL - CONSUMER STAPLES - 7.9%
2,359	Costco Wholesale Corporation	2,206,774
15,650	Walmart, Inc.	1,772,519
		3,979,293

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	SEMICONDUCTORS - 10.4%
11,600	NVIDIA Corporation	$2,321,044
6,150	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,937,056
		5,258,100
	TECHNOLOGY HARDWARE - 4.9%
8,480	Apple, Inc.	2,453,773

	TECHNOLOGY SERVICES - 5.0%
7,400	Visa, Inc., Class A	2,538,866

	TOTAL COMMON STOCKS (Cost $36,939,252)	46,063,246

	EXCHANGE-TRADED FUNDS — 6.6%
	EQUITY - 6.6%
56,100	Simplify Health Care ETF	2,196,315
6,000	State Street Technology Select Sector SPDR ETF	1,143,120
		3,339,435

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,341,479)	3,339,435

	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
3,917,033	First American Treasury Obligations Fund, Class X, 3.57% (Cost $3,917,033)(b)	3,917,033

	TOTAL INVESTMENTS - 105.4% (Cost $44,197,764)	$53,319,714
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%	(2,753,540)
	NET ASSETS - 100.0%	$50,566,174

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	OPEN END FUNDS — 84.2%
	ALTERNATIVE - 4.2%
21,339	AQR Long-Short Equity Fund, Class N			$422,728

	OPEN-END FUNDS - 80.0%
692,597	Catalyst Systematic Alpha Fund, Class I(a)			7,541,754
64,364	Catalyst/CIFC Senior Secured Income Fund, Class I(a)			578,628
2,835	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			33,110
				8,153,492

	TOTAL OPEN END FUNDS (Cost $8,664,609)			8,576,220

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 5.8%
	U.S. TREASURY BILLS — 5.8%
600,000	United States Treasury Bill(b)	3.6700	09/03/26	596,107

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $596,292)			596,107

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
29,305	First American Treasury Obligations Fund, Class X, 3.57% (Cost $29,305)(c)			29,305

	TOTAL INVESTMENTS - 90.3% (Cost $9,290,206)			$9,201,632
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.7%			989,022
	NET ASSETS - 100.0%			$10,190,654

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
24	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	$9,057,900	$58,380
	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

(a)	Affiliated Company.

(b)	Zero coupon bond. Rate disclosed is the current yield as of June 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.9%
	EQUITY - 48.9%
24,420	iShares Core S&P 500 ETF	$18,287,894

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,877,472)	18,287,894

	SHORT-TERM INVESTMENTS — 43.1%
	MONEY MARKET FUNDS - 43.1%
16,147,729	First American US Treasury Money Market Fund, Class Z, 3.51% (Cost $16,147,729)(a),(c)	16,147,729

	TOTAL INVESTMENTS - 92.0% (Cost $30,025,201)	$34,435,623
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%	2,991,074
	NET ASSETS - 100.0%	$37,426,697

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
63	CBOT 10 Year US Treasury Note Future	09/22/2026	$6,923,109	$7,062
22	CBOT 2 Year US Treasury Note Future	10/01/2026	4,534,922	(4,562)
70	CBOT 5 Year US Treasury Note Future	10/01/2026	7,493,281	(438)
21	CBOT Soybean Oil Future(c)	12/15/2026	823,410	(26,970)
72	CBOT US Treasure Bond Future	09/22/2026	8,172,000	166,789
27	CBOT Wheat Future(c)	09/15/2026	795,487	(16,487)
204	CME Australian Dollar Currency Future	09/15/2026	14,098,440	(112,095)
14	CME British Pound Currency Future	09/15/2026	1,159,813	3,938
1	CME Nikkei 225 Index Future	09/11/2026	356,700	(10,750)
1	COMEX Silver Future(c)	09/29/2026	299,610	4,435
6	Eurex EURO STOXX 50 Future	09/21/2026	435,492	5,977
28	Euronext Milling Wheat Future(c)	09/11/2026	322,942	(11,057)
4	FTSE/MIB Index Future	09/21/2026	1,184,881	(11,667)
14	ICE Gas Oil Future(c)	08/13/2026	1,275,400	55,249
7	KCBT Hard Red Winter Wheat Future(c)	09/15/2026	218,838	(550)
3	Long Gilt Future	09/29/2026	354,989	(1,035)
9	MEFF Madrid IBEX 35 Index Future	07/20/2026	1,993,484	19,544
46	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	3,927,984	16,464
4	Montreal Exchange S&P/TSX 60 Index Future	09/18/2026	1,159,529	(494)
15	NYBOT CSC Coffee Future(c)	09/21/2026	1,667,531	80,869
9	NYMEX Light Sweet Crude Oil Future(c)	07/22/2026	625,500	(77,080)
8	NYMEX NY Harbor ULSD Future(c)	08/03/2026	1,084,978	50,115
4	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	08/03/2026	486,343	3,419
9	SFE S&P ASX Share Price Index 200 Future	09/18/2026	1,366,411	(2,817)
14	TSE Japanese 10 Year Bond Future	09/15/2026	11,002,190	14,520

See accompanying notes which are an integral part of these consolidated financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	TSE TOPIX (Tokyo Price Index) Future	09/11/2026	$492,422	$(6,075)
	TOTAL LONG FUTURES CONTRACTS			$146,304

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
154	CBOT Corn Future(c)	12/15/2026	$3,357,200	$65,550
36	CBOT Soybean Future(c)	11/16/2026	2,058,750	1,263
91	CBOT Soybean Meal Future(c)	12/15/2026	2,758,210	21,950
235	CME Canadian Dollar Currency Future	09/16/2026	16,600,401	267,702
2	CME E-Mini NASDAQ 100 Index Future	09/21/2026	1,220,940	(24,890)
13	CME E-Mini Russell 2000 Index Future	09/21/2026	1,979,640	(34,805)
11	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	4,151,538	(25,824)
9	CME Euro Foreign Exchange Currency Future	09/15/2026	1,288,856	(3,775)
54	CME Japanese Yen Currency Future	09/15/2026	4,176,225	39,181
138	CME New Zealand Dollar Currency Future	09/15/2026	7,857,720	109,770
55	CME Swiss Franc Currency Future	09/15/2026	8,576,906	23,319
1	COMEX Gold 100 Troy Ounces Future(c)	08/28/2026	403,850	1,970
32	Eurex 10 Year Euro BUND Future	09/09/2026	4,653,283	(44,869)
16	Eurex 30 Year Euro BUXL Future	09/09/2026	2,032,111	(28,877)
50	Eurex 5 Year Euro BOBL Future	09/09/2026	6,587,873	(44,126)
7	Euronext CAC 40 Index Future	07/20/2026	672,262	1,049
5	HKG Hang Seng Index Future	07/31/2026	728,277	17,164
3	ICE Brent Crude Oil Future(c)	08/03/2026	218,850	(470)
3	NYBOT CSC Cocoa Future(c)	09/16/2026	152,340	(17,110)
93	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2026	1,543,651	(84,168)
44	NYMEX Henry Hub Natural Gas Future(c)	07/30/2026	1,441,000	1,410
	TOTAL SHORT FUTURES CONTRACTS			241,414
	TOTAL FUTURES CONTRACTS			$387,718

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 11.4%
	AEROSPACE & DEFENSE - 3.1%
14,100	ATI, Inc.(a)			$2,779,110
10,800	Moog, Inc., Class A			4,577,472
				7,356,582
	DIVERSIFIED INDUSTRIALS - 1.7%
20,000	ITT, Inc.			3,955,200

	HEALTH CARE REIT - 4.3%
43,800	Welltower, Inc.			9,941,286

	TECHNOLOGY HARDWARE - 2.3%
8,300	Western Digital Corporation			5,301,376

	TOTAL COMMON STOCKS (Cost $20,018,061)			26,554,444

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 22.9%
	AEROSPACE & DEFENSE — 2.3%
78,000	Boeing Company (The)	6.0000	10/15/27	5,286,840

	ASSET MANAGEMENT — 3.0%
112,700	Ares Management Corporation	6.7500	10/01/27	4,130,455
69,800	KKR & Company, Inc.	6.2500	03/01/28	2,781,530
				6,911,985
	BANKING — 8.4%
8,048	Bank of America Corporation	7.2500	Perpetual	10,096,216
8,200	Wells Fargo & Company - Series L	7.5000	Perpetual	9,487,400
				19,583,616
	ELECTRIC UTILITIES — 4.3%
201,000	NextEra Energy, Inc.	7.2340	11/01/27	9,989,700

	INTERNET MEDIA & SERVICES — 3.8%
173,300	Alphabet, Inc.(a)	6.2500	05/15/29	8,819,237

The accompanying notes are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 22.9% (Continued)
	TECHNOLOGY HARDWARE — 1.1%
22,340	Hewlett Packard Enterprise Company	7.6250	09/01/27	$2,583,844

	TOTAL PREFERRED STOCKS (Cost $53,078,546)			53,175,222

Principal
Amount ($)
	CONVERTIBLE BONDS — 58.7%
	AEROSPACE & DEFENSE — 0.4%
1,007,000	Joby Aviation, Inc.	0.7500	02/15/32	913,349

	BIOTECH & PHARMA — 5.3%
5,429,000	Guardant Health, Inc.(b)	0.0000	11/15/27	6,751,504
5,110,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	5,677,713
				12,429,217
	E-COMMERCE DISCRETIONARY — 4.1%
10,430,000	Etsy, Inc.	0.2500	06/15/28	9,523,633

	ELECTRIC UTILITIES — 14.7%
9,980,000	Alliant Energy Corporation	3.2500	05/30/28	10,982,036
8,920,000	PPL Capital Funding, Inc.	2.8750	03/15/28	10,124,200
2,820,000	Southern Company (The)	4.5000	06/15/27	3,106,230
7,944,000	WEC Energy Group, Inc.	4.3750	06/01/29	9,842,616
				34,055,082
	ELECTRICAL EQUIPMENT — 0.5%
600,000	Bloom Energy Corporation(b),(c)	0.0000	11/15/30	1,097,100

	HOME CONSTRUCTION — 4.0%
9,102,000	Meritage Homes Corporation	1.7500	05/15/28	9,379,611

	INTERNET MEDIA & SERVICES — 4.2%
8,169,000	Uber Technologies, Inc.	0.8750	12/01/28	9,770,124

The accompanying notes are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 58.7% (Continued)
	LEISURE FACILITIES & SERVICES — 2.3%
5,780,000	DraftKings, Inc.(b)	0.0000	03/15/28	$5,368,495

	REAL ESTATE INVESTMENT TRUSTS — 7.7%
9,509,000	Digital Realty Trust, L.P.(c)	1.8750	11/15/29	10,188,894
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	7,771,130
				17,960,024
	SEMICONDUCTORS — 3.0%
3,140,000	Microchip Technology, Inc.(b),(c)	0.0000	02/15/30	3,614,211
2,712,000	ON Semiconductor Corporation	0.5000	03/01/29	3,267,960
				6,882,171
	SOFTWARE — 5.8%
5,023,000	Cloudflare, Inc.(b)	0.0000	06/15/30	6,354,095
5,020,000	Datadog, Inc.(b)	0.0000	12/01/29	7,135,930
				13,490,025
	TECHNOLOGY SERVICES — 6.7%
11,367,000	Global Payments, Inc.	1.5000	03/01/31	10,201,883
5,576,000	Shift4 Payments, Inc.	0.5000	08/01/27	5,311,140
				15,513,023
	TOTAL CONVERTIBLE BONDS (Cost $127,903,857)			136,381,854

Shares
	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
15,875,753	First American Treasury Obligations Fund, Class X, 3.57% (Cost $15,875,753)(d)			15,875,753

	TOTAL INVESTMENTS - 99.8% (Cost $216,876,217)			$231,987,273
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			383,067
	NET ASSETS - 100.0%			$232,370,340

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $22,671,335 or 9.8% of net assets.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3%
	AGENCY MORTGAGE BACKED SECURITIES — 0.5%
119,345	Fannie Mae Grantor Trust Series 1999-T2 A2(a)		4.4720	01/19/39	$112,309
170,034	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	18,785
505,304	Fannie Mae REMIC Trust Series 2002-W6 2A(a)		7.5000	06/25/42	504,969
117,257	Fannie Mae REMICS Series 2010-55 SH(b),(c)	-(SOFR30A + 0.114%) + 6.500%	2.7580	05/25/40	1,916
225,934	Fannie Mae REMICS Series 2018-95 SA(b),(c)	-(SOFR30A + 0.114%) + 6.150%	2.4080	01/25/49	18,721
191,506	Fannie Mae Trust Series 2004-W1 3A(a)		5.1440	01/25/43	188,466
196,365	Freddie Mac REMICS Series 3753 SB(b),(c)	-(SOFR30A + 0.114%) + 6.000%	2.2930	11/15/40	16,207
196,137	Freddie Mac Strips Series 365 257(a),(b)		4.5000	05/15/49	35,306
3,911,317	Freddie Mac Structured Pass-Through Certificates Series 75 A2(c)	SOFR30A + 0.184%	2.8560	12/25/36	3,116,745
1,727,556	FREMF Mortgage Trust Series 2017-KF41(c),(d)	SOFR30A + 2.614%	6.0200	11/25/26	1,805,145
371,187	FREMF Mortgage Trust Series 2020-KF74 C(c),(d)	SOFR30A + 6.364%	9.9560	01/25/27	369,138
94,363	Government National Mortgage Association Series 2011-71 SG(b),(c)	-(TSFR1M + 0.114%) + 5.400%	1.6460	05/20/41	5,925
113,952	Government National Mortgage Association Series 2011-89 SA(b),(c)	-(TSFR1M + 0.114%) + 5.450%	1.6960	06/20/41	7,269
220,667	Government National Mortgage Association Series 2013-43 IO(a),(b)		0.0220	08/16/48	2
					6,200,903

	CDO — 2.4%
2,800,000	Attentus CDO III Ltd. Series 3A D(c),(d),(e)	TSFR3M + 1.912%	5.5800	10/11/42	638,296
7,687,705	Kodiak CDO I Ltd. Series 1A C(c),(d),(e)	TSFR3M + 1.162%	6.2940	08/07/37	5,675,615
2,403,950	Kodiak CDO II Ltd. Series 2A B1(c),(d),(e)	TSFR3M + 1.162%	4.8180	11/07/42	1,846,830
3,151,580	Nomura CRE CDO Ltd. Series 2007-2A D(c),(d)	TSFR3M + 0.712%	4.3530	05/21/42	—
7,870,463	Taberna Preferred Funding I Ltd. Series 1A A2(c),(d),(e)	TSFR3M + 0.962%	4.6400	07/05/35	5,977,490
7,250,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(c),(d),(e)	TSFR3M + 0.912%	4.5700	11/05/35	5,386,417
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(c),(d),(e)	TSFR3M + 0.762%	4.4200	08/05/36	3,112,785
10,000,000	Taberna Preferred Funding VI Ltd. Series 6A A2(c),(d),(e)	TSFR3M + 0.762%	4.4200	12/05/36	6,493,040
5,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d),(e)	TSFR3M + 1.261%	4.9350	04/15/35	4,775,625
					33,906,098
	NON AGENCY CMBS — 31.3%
17,865,000	BAMLL Commercial Mortgage Securities Trust Series BOC A(d)		2.6270	01/15/32	16,627,865
4,432,500	BAMLL Commercial Mortgage Securities Trust Series BOC B(d)		2.8290	01/15/32	3,693,016
12,868,174	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(a),(d)		5.6298	08/10/45	1,415,499
98,892	Banc of America Commercial Mortgage Trust Series 2006-4 C(a)		5.7540	07/10/46	98,093

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON AGENCY CMBS — 31.3% (Continued)
135,067	Bayview Commercial Asset Trust Series 2005-2A A2(c),(d)	TSFR1M + 0.639%	4.2880	08/25/35	$131,844
67,534	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	4.4080	08/25/35	65,671
177,107	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	5.4880	08/25/35	178,748
264,761	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	TSFR1M + 0.594%	4.2430	11/25/35	259,949
248,214	Bayview Commercial Asset Trust Series 2005-3A A2(c),(d)	TSFR1M + 0.714%	4.3630	11/25/35	245,242
103,422	Bayview Commercial Asset Trust Series 2005-3A M1(c),(d)	TSFR1M + 0.774%	4.4230	11/25/35	102,289
144,791	Bayview Commercial Asset Trust Series 2005-3A M5(c),(d)	TSFR1M + 1.074%	4.7230	11/25/35	143,114
175,818	Bayview Commercial Asset Trust Series 2005-3A B1(c),(d)	TSFR1M + 1.764%	5.3500	11/25/35	217,994
849,424	Bayview Commercial Asset Trust Series 2005-3A B2(c),(d)	TSFR1M + 2.559%	6.2100	11/25/35	1,010,751
477,412	Bayview Commercial Asset Trust Series 2005-3A B3(c),(d)	TSFR1M + 4.614%	8.2000	11/25/35	568,830
586,320	Bayview Commercial Asset Trust Series 2005-4A B1(c),(d)	TSFR1M + 2.214%	5.7990	01/25/36	2,585,007
267,832	Bayview Commercial Asset Trust Series 2006-1A M3(c),(d)	TSFR1M + 0.744%	4.3930	04/25/36	251,009
408,979	Bayview Commercial Asset Trust Series 2006-1A M5(c),(d)	TSFR1M + 0.954%	4.6030	04/25/36	385,102
437,003	Bayview Commercial Asset Trust Series 2006-1A M6(c),(d)	TSFR1M + 1.074%	4.7230	04/25/36	411,898
485,935	Bayview Commercial Asset Trust Series 2006-1A B1(c),(d)	TSFR1M + 1.689%	5.3380	04/25/36	465,908
74,644	Bayview Commercial Asset Trust Series 2006-2A B1(c),(d)	TSFR1M + 1.419%	5.0680	07/25/36	72,659
71,684	Bayview Commercial Asset Trust Series 2006-2A B2(c),(d)	TSFR1M + 2.319%	5.9680	07/25/36	1,063,850
280,302	Bayview Commercial Asset Trust Series 2006-3A A1(c),(d)	TSFR1M + 0.489%	4.1380	10/25/36	275,149
194,654	Bayview Commercial Asset Trust Series 2006-3A M2(c),(d)	TSFR1M + 0.654%	4.3030	10/25/36	188,089
691,559	Bayview Commercial Asset Trust Series 2006-4(c),(d)	TSFR1M + 0.459%	4.1080	12/25/36	672,640
446,996	Bayview Commercial Asset Trust Series 2006-SP2 M5(c),(d)	TSFR1M + 0.849%	4.4980	01/25/37	424,414
523,524	Bayview Commercial Asset Trust Series 2006-SP2 M6(c),(d)	TSFR1M + 0.954%	4.6030	01/25/37	495,721
4,148,213	Bayview Commercial Asset Trust Series 2007-3 A1(c),(d)	TSFR1M + 0.474%	4.1230	07/25/37	3,985,179
1,509,445	Bayview Commercial Asset Trust Series 2007-2A M1(c),(d)	TSFR1M + 0.669%	4.3180	07/25/37	1,380,162
1,040,499	Bayview Commercial Asset Trust Series 2007-2A M2(c),(d)	TSFR1M + 0.729%	4.3780	07/25/37	950,451
1,191,801	Bayview Commercial Asset Trust Series 2007-3 M5(c),(d)	TSFR1M + 1.014%	4.6630	07/25/37	1,130,194
5,368,588	BB-UBS Trust Series 2012-TFT B(a),(d)		3.6780	06/05/30	5,044,166
115,266	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(a)		5.5660	01/12/45	114,455
1,456,863	CD Mortgage Trust Series 2007-CD5 G(a),(d)		6.5820	11/15/44	1,446,203
3,307,120	CD Mortgage Trust Series 2017-CD5 XA(a),(b)		0.8980	08/15/50	14,141
319,637	CFCRE Commercial Mortgage Trust Series 2011-C2 D(a),(d)		5.0800	12/15/47	309,459
8,095,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(a),(d)		5.0800	12/15/47	7,574,110
880,280	CFCRE Commercial Mortgage Trust Series 2016-C3 D(a),(d)		3.0520	01/10/48	838,817
225,633	Citigroup Commercial Mortgage Trust Series 2012-GC8 D(a),(d)		4.9373	09/10/45	73,322

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON AGENCY CMBS — 31.3% (Continued)
1,027,519	Citigroup Commercial Mortgage Trust Series 2014-GC21 C(a)		4.7800	05/10/47	$1,011,485
5,322,000	Citigroup Commercial Mortgage Trust Series 2015-GC27 E(d)		3.0000	02/10/48	5,062,494
299,024	Citigroup Commercial Mortgage Trust Series 2016-C1 C(a)		4.9220	05/10/49	296,477
22,055,721	COMM Mortgage Trust Series 2012-CCRE3 B(d)		3.9220	10/15/45	21,348,544
2,310,000	COMM Mortgage Trust Series 2012-CCR3 D(a),(d)		4.2910	10/15/45	1,930,261
1,960,000	COMM Mortgage Trust Series 2012-CCRE5 E(a),(d)		4.6920	12/10/45	1,872,754
11,426,000	COMM Mortgage Trust Series 2013-LC6 E(d)		3.5000	01/10/46	10,766,404
1,900,000	COMM Mortgage Trust Series 2013-LC6 F(d)		3.5000	01/10/46	1,596,483
32,724	COMM Mortgage Trust Series 2013-LC6 D(a),(d)		3.8600	01/10/46	32,275
8,163,207	COMM Mortgage Trust Series 2013-CCRE7 D(a),(d)		4.3880	03/10/46	7,976,458
1,380,000	COMM Mortgage Trust Series 2014-CR14 C(a)		3.2460	02/10/47	1,345,552
1,105,140	COMM Mortgage Trust Series 2014-CR14 B(a)		3.2460	02/10/47	1,080,325
2,150,039	COMM Mortgage Trust Series 2014-UBS3 B		4.3130	06/10/47	2,087,770
8,139,358	COMM Mortgage Trust Series 2014-CCRE18 E(d)		3.6000	07/15/47	7,618,673
8,810,456	COMM Mortgage Trust Series 2014-UBS4 B		4.3500	08/10/47	8,584,908
9,333,451	COMM Mortgage Trust Series 2014-LC17 E(d)		3.1140	10/10/47	9,014,661
4,765,583	COMM Mortgage Trust Series 2015-CCRE22 B(a)		3.9260	03/10/48	4,573,282
3,891,227	COMM Mortgage Trust Series 2015-CCR23 E(d)		3.2300	05/10/48	3,715,335
1,040,166	COMM Mortgage Trust Series 2015-CCRE25 D(a)		3.1990	08/10/48	1,001,992
1,450,300	COMM Mortgage Trust Series 2013-CCRE11 D(a),(d)		4.6000	08/10/50	1,400,924
4,449,513	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(d)		3.8000	10/05/30	4,254,563
1,132,072	Csail Commercial Mortgage Trust Series 2015-C2 C(a)		4.3170	06/15/57	1,079,883
5,496,738	DBWF Mortgage Trust Series LCM A2(a),(d)		3.5350	06/10/34	5,235,643
116,369	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(a),(d)		5.7780	03/18/49	110,950
2,543,737	GS Mortgage Securities Trust Series 2007-GG10 AJ(a)		5.6298	08/10/45	305,248
924,070	GS Mortgage Securities Trust Series 2013-GC13 B(a),(d)		3.9940	07/10/46	905,006
8,745,075	GS Mortgage Securities Trust Series 2013-GC14 F(a),(d)		4.0220	08/10/46	8,554,844
3,000,000	GS Mortgage Securities Trust Series 2013-GC14 G(a),(d)		4.2500	08/10/46	2,857,470
6,391,374	GS Mortgage Securities Trust Series 2014-GC24 B(a)		4.4490	09/10/47	6,199,277
1,715,000	GS Mortgage Securities Trust Series 2014-GC24 C(a)		4.4700	09/10/47	1,602,856
997,301	GSMS Trust Series 2026-DAWN D(a),(d)		8.0680	04/10/31	998,208
7,650,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	4.9420	11/15/35	4,772,270
12,950,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(d)		3.3920	11/15/43	8,924,403

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON AGENCY CMBS — 31.3% (Continued)
1,559,487	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(a),(d)		5.7690	11/15/43	$1,438,171
12,770,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(a),(d)		5.7690	11/15/43	11,886,210
1,358,000	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6(a),(d)		5.1380	05/15/45	1,273,141
6,288,733	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(a),(d)		5.1380	05/15/45	6,200,966
546,559	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(d)		5.0130	02/15/46	525,780
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(a),(d)		5.3600	02/15/46	9,040,315
3,394,913	JP Morgan Chase Commercial Mortgage Securities Series 2014-C20(a),(d)		4.5000	07/15/47	3,307,791
1,526,907	JP Morgan Chase Commercial Mortgage Securities Series C10 C(a)		1.0800	12/15/47	1,470,441
471,548	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(a),(d)		3.6910	12/15/47	463,908
11,659,246	JPMBB Commercial Mortgage Securities Trust Series C15 D(a),(d)		4.5948	11/15/45	10,903,548
1,131,622	JPMBB Commercial Mortgage Securities Trust Series 2013-C14 C(a)		4.1710	08/15/46	1,084,654
3,012,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 C(a)		4.6590	02/15/47	2,932,543
13,538,142	JPMBB Commercial Mortgage Securities Trust Series C21 D(a),(d)		4.6260	08/15/47	13,173,830
100	LBSBN Series 2005-2A PS		0.0000	09/27/30	2,135,000
2,000,000	LOANME Trust SBL Series 2019-1 C(d),(f)		0.2983	08/15/30	20,000
506,516	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(a)		6.9080	09/12/49	465,074
224,636	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(a)		6.9370	09/12/49	206,256
10,305,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(a),(d)		4.4890	11/15/45	9,415,407
4,436,182	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(a)		4.5360	11/15/45	4,077,333
604,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C9 C(a)		3.8270	05/15/46	558,812
6,812,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 D(a),(d)		4.0810	07/15/46	5,668,928
13,205,614	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(a)		4.0810	07/15/46	12,198,632
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(a),(d)		4.8480	10/15/46	3,943,754
4,546,817	Morgan Stanley Bank of America Merrill Lynch Trust Series C18 E(d)		3.0000	10/15/47	4,390,224
960,237	Morgan Stanley Bank of America Merrill Lynch Trust Series C19 D(d)		3.2500	12/15/47	938,435
2,476,171	Morgan Stanley Bank of America Merrill Lynch Trust Series C25 D		3.0680	10/15/48	2,394,788
1,429,793	Morgan Stanley Bank of America Merrill Lynch Trust Series C8 F(a),(d)		4.3140	12/15/48	1,308,654
2,390,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C29 B		4.0390	05/15/49	2,303,936
46,341	Morgan Stanley Capital I Trust Series 2011-C2 D(a),(d)		5.3850	06/15/44	45,341
373,966	Morgan Stanley Capital I Trust Series 2011-C3 E(a),(d)		5.0690	07/15/49	372,754

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON AGENCY CMBS — 31.3% (Continued)
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(a),(d)		5.0690	07/15/49	$2,055,392
1,770,000	MSRW Pass-Through Trust Series 2025-CC D(d)		8.3170	08/15/30	1,735,287
3,000,000	MSRW Pass-Through Trust Series 2026-FAYM B(d)		6.7000	05/15/31	2,979,543
3,250,000	MSRW Pass-Through Trust Series 2026-FAYM D(d)		7.9260	05/15/31	3,227,231
1,996,100	MSRW Pass-Through Trust Series 2026-FAYM A(d)		5.9430	05/15/41	1,982,020
8,000,000	Nomura Commercial Asset Depositor Company, LLC Series CGCTR A(c),(d)	TSFR1M + 1.800%	5.4250	04/15/41	8,009,963
5,000,000	OWS Real Estate Finance, LLC Series MARG2 A(a),(c),(d)	TSFR1M + 4.000%	7.7500	08/15/27	5,003,177
38,500,000	TMSQ Mortgage Trust Series 2014-1500 XA(a),(b),(d)		0.2830	10/10/36	206,399
3,078,079	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(a),(d)		3.6490	03/10/46	2,974,863
5,642,068	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(a),(d)		3.8440	03/10/46	5,237,862
1,160,335	VA Gilbert AZ Subordinated Note Lease-Backed Pass-Through Trust(d)		12.9970	03/15/34	1,247,074
5,030,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 D(a),(d)		3.8650	07/15/46	3,407,825
786,841	Wells Fargo Commercial Mortgage Trust Series 2016-C33(d)		3.1230	03/15/59	766,236
27,404,985	WFLD Mortgage Trust Series 2014-MONT A(a),(d)		3.8800	08/10/31	27,215,123
840,000	WFLD Mortgage Trust Series 2014-MONT B(a),(d)		3.8800	08/10/31	823,260
2,647,484	WFRBS Commercial Mortgage Trust Series 2011-C4 D(a),(d)		5.1510	06/15/44	2,602,688
11,212,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(a)		3.8410	06/15/46	10,761,122
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(a)		3.9440	06/15/46	12,674,161
6,136,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(a),(d)		3.9440	06/15/46	3,861,595
4,126,595	WFRBS Commercial Mortgage Trust Series 2013-C15 B(a)		4.2860	08/15/46	4,067,669
7,176,962	WFRBS Commercial Mortgage Trust Series 2014-C21 B(a)		4.2130	08/15/47	7,021,570
6,647,000	WFRBS Commercial Mortgage Trust Series 2014-C25 E(d)		3.3200	11/15/47	6,309,737
7,388,379	WFRBS Commercial Mortgage Trust Series 2014-C25 D(a),(d)		3.8030	11/15/47	7,206,764
2,968,000	WFRBS Commercial Mortgage Trust Series 2014-C22 B(a)		4.3710	09/15/57	2,805,404
4,890,000	WFRBS Commercial Mortgage Trust Series 2014-C23 C(a)		3.8810	10/15/57	4,729,258
68,212	WFRBS Commercial Mortgage Trust Series 2014-C23 AS(a)		4.2100	10/15/57	67,044
					436,151,581

	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0%
1,264,212	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	1,116,590
2,988,493	ABFC Trust Series 2003-OPT1 A3(c)	TSFR1M + 0.794%	4.4430	04/25/33	2,973,966
1,224,878	ABFC Trust Series 2005-WF1 M9(c)	TSFR1M + 2.664%	6.3130	02/25/34	1,349,910
182,659	ABFS Mortgage Loan Trust Series 2000-1 A1(f)		8.4250	07/15/31	152,738
77,892	ABFS Mortgage Loan Trust Series 2000-3 A(f)		8.1100	09/15/31	60,904

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
873,525	ABFS Mortgage Loan Trust Series 2001-3 A2(d),(f)		6.1700	03/15/32	$850,188
2,423,966	ABFS Mortgage Loan Trust Series 2001-4 A(f)		5.8500	05/15/32	2,357,772
2,036,315	ABFS Mortgage Loan Trust Series 2002-1 A5(f)		7.0100	12/15/32	1,627,796
1,936,972	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	5.9900	08/15/33	1,899,222
703,009	ABFS Mortgage Loan Trust Series 2002-4 M1(f)		6.4400	12/15/33	547,945
602,821	Accredited Mortgage Loan Trust Series 2004-3 2A6(c)	TSFR1M + 0.984%	4.6330	10/25/34	588,789
343,178	Accredited Mortgage Loan Trust Series 2004-4 M1(c)	TSFR1M + 0.984%	4.6330	01/25/35	327,826
2,795,124	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	5.5300	04/25/35	2,886,789
2,183,915	ACE Securities Corp Home Equity Loan Trust Series HE1 CE		0.0000	11/20/31	1,950,000
203,942	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(c)	TSFR1M + 3.039%	6.6880	06/25/33	194,960
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(c),(d)	TSFR1M + 5.364%	2.2360	07/25/34	465,056
4,554	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	4.8130	07/25/34	4,566
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	7.2630	05/25/35	1,795,362
127,599	ACE Securities Corp Home Equity Loan Trust Series HE3 M3(c)	TSFR1M + 5.379%	9.0280	10/25/32	295,833
591,338	ACE Securities Corp Home Equity Loan Trust Series OP1 M1(c)	TSFR1M + 1.164%	4.8130	12/25/33	612,162
280,242	ACE Securities Corp Mortgage Loan Trust Series D1 A4(d),(f)		6.9300	02/25/38	249,083
70,441	Adjustable Rate Mortgage Trust Series 2005-2 3A1(a)		6.4780	06/25/35	70,471
66,912	Adjustable Rate Mortgage Trust Series 2005-4 1A1(a)		3.2820	08/25/35	52,503
369,980	Adjustable Rate Mortgage Trust Series 2005-5 2A1(a)		4.5700	09/25/35	314,992
154,002	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	4.2830	11/25/35	136,540
183,281	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	4.3030	11/25/35	159,430
58,775	Adjustable Rate Mortgage Trust Series 2005-10 3A31(a)		4.0640	01/25/36	56,100
150,404	Adjustable Rate Mortgage Trust Series 2005-10 3A11(a)		4.0640	01/25/36	141,079
95,370	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	4.3030	01/25/36	91,623
547,762	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	6.9130	09/25/34	489,926
26,965	Aegis Asset Backed Securities Trust Mortgage Series 2005-3 M2(c)	TSFR1M + 0.834%	4.4830	08/25/35	26,873
2,047,151	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	4.5530	09/28/29	1,963,437
620,058	AFC Trust Series 2000-2 1A(c)	TSFR1M + 0.904%	4.4890	06/25/30	600,225
56,720	AFC Trust Series 2000-4 1A(c),(d)	TSFR1M + 0.884%	4.5330	01/25/31	56,545
179,277	Alternative Loan Trust Series 2004-J6 M(a)		9.7500	11/25/31	178,628
42,733	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	42,422
741,246	Alternative Loan Trust Series 2004-8CB M3(c)	TSFR1M + 2.964%	6.6130	06/25/34	994,956
363,219	Alternative Loan Trust Series 2005-43 5A1(a)		5.3020	09/25/35	328,100
971,089	Alternative Loan Trust Series 2006-OC2 2A3(c)	TSFR1M + 0.694%	4.3430	02/25/36	931,559

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
1,468,899	Alternative Loan Trust Series 2006-J6 A2(b),(c)	-(TSFR1M + 0.114%) + 5.500%	1.7370	09/25/36	$142,094
1,204,016	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.2990	09/25/36	412,137

620,706	Alternative Loan Trust Series 2006-32CB A2(b),(c)	-(TSFR1M + 0.114%) + 5.330%	1.5670	11/25/36	54,020
373,919	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	2.7610	11/25/36	161,032
319,257	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	316,122
5,997,378	American Home Mortgage Investment Trust Series 2005-2 5A4D(f)		5.8280	09/25/35	4,365,733
53,583	Ameriquest Mortgage Securities, Inc. Asset Backed Series R1 M1(c)	TSFR1M + 0.909%	4.5580	02/25/34	69,949
73,768	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series AR1 M1(c)	TSFR1M + 1.179%	3.2790	09/25/32	78,308
2,018,588	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series 2002-C M1(c)	TSFR1M + 3.489%	7.1380	11/25/32	2,181,336
300,513	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	6.6130	08/25/32	297,649
76,142	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	3.2460	01/25/33	74,794
402,695	Ameriquest Mortgage Securities, Inc. Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	2.8940	06/25/33	378,626
696,535	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 11 M6(c)	TSFR1M + 5.739%	4.5780	11/25/33	709,282
627,486	Ameriquest Mortgage Securities, Inc. Asset-Backed Series R1 A2(c)	TSFR1M + 0.714%	4.3630	02/25/34	636,005
992,136	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	6.5230	05/25/34	931,694
399,580	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2005-R1(c)	TSFR1M + 1.224%	4.8730	03/25/35	395,770
40,269	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	TSFR1M + 1.914%	5.5630	07/25/32	50,416
171,979	Amresco Residential Securities Corporation Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	4.5900	11/25/29	146,449
889,697	Argent Securities, Inc. Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	3.9150	09/25/33	778,901
293,118	Argent Securities, Inc. Asset-Backed Pass-Through Series W6 AV1(c)	TSFR1M + 0.974%	4.6230	01/25/34	281,750
107,357	Argent Securities, Inc. Asset-Backed Pass-Through Series W9 M1(c)	TSFR1M + 0.984%	3.9030	06/26/34	118,160
408,981	Argent Securities, Inc. Asset-Backed Pass-Through Series W11 M3(c)	TSFR1M + 1.239%	4.8880	11/25/34	410,752
2,022,899	ASG Resecuritization Trust Series 2013-2 1M40(a),(d)		4.6750	12/28/35	1,901,929
2,352,685	Asset Backed Securities Corporation Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	8.9900	01/15/33	2,193,191
53,914	Asset Backed Securities Corporation Home Equity Loan Series HE6 A2(c)	TSFR1M + 0.794%	4.4430	11/25/33	69,086
973,765	Asset Backed Securities Corporation Home Equity Loan Series HE6 A3B(c)	TSFR1M + 1.074%	4.7230	11/25/33	999,008
455,802	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(c)	-(TSFR1M + 0.114%) + 5.150%	1.3870	05/25/46	21,251
451,666	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	4.6130	05/25/46	397,062

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
247,530	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	$226,118
199,758	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	182,472
525,402	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	479,954
929,278	Banc of America Funding Corporation Series 2008-1 A2(a)		4.3710	09/25/48	924,371
503,439	Banc of America Funding Trust Series 2016-R2 1A2(a),(d)		10.1270	05/01/33	529,596
38,411	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	7,082
35,652	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	31,197
356,230	Banc of America Funding Trust Series 2004-B 6A1(a)		2.7200	12/20/34	300,748
113,274	Banc of America Funding Trust Series 2005-B 1A1(a)		5.0650	04/20/35	111,110
946,587	Banc of America Funding Trust Series 2005-E 2A1(a)		3.9220	05/20/35	879,535
1,895,818	Banc of America Funding Trust Series 2015-R8 3A2(a),(d)		4.4650	08/26/35	1,515,181
40,341	Banc of America Funding Trust Series 2005-8 30PO(g)		0.0000	01/25/36	22,890
1,067,788	Banc of America Funding Trust Series 2006-A 5A1(a)		3.5120	02/20/36	1,024,740
602,838	Banc of America Funding Trust Series 2006-A 4A1(a)		4.7230	02/20/36	574,146
353,969	Banc of America Funding Trust Series 2006-B 7A1(a)		4.1610	03/20/36	312,660
143,683	Banc of America Funding Trust Series 2006-B 1A1(a)		6.1220	03/20/36	140,241
456,176	Banc of America Funding Trust Series 2006-C 4A1(a)		5.0180	04/20/36	416,720
453,827	Banc of America Funding Trust Series 2006-D 2A1(a)		3.4990	05/20/36	430,022
101,317	Banc of America Funding Trust Series 2006-F 1A2(a)		5.6930	07/20/36	86,080
334	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	6.3070	07/20/36	332
1,450,440	Banc of America Funding Trust Series 2006-I 1A1(a)		5.5930	12/20/36	1,432,654
86,378	Banc of America Funding Trust Series 2006-I 5A1(a)		3.3900	10/20/46	75,723
1,127,874	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	882,629
298,216	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	161,287
3,639,197	Banc of America Mortgage Trust Series 2004-G 3A1(a)		5.1040	08/25/34	2,364,394
27,884	Banc of America Mortgage Trust Series 2005-A 2A2(a)		4.7500	02/25/35	27,282
571,294	Banc of America Mortgage Trust Series 2005-G 4A3(a)		3.4840	08/25/35	523,904
554,890	Banc of America Mortgage Trust Series 2005-I 4A1(a)		6.6060	10/25/35	556,663
2,299	Banc of America Mortgage Trust Series 2006-A 1A1(a)		6.2440	02/25/36	2,200
48,699	Banc of America Mortgage Trust Series 2006-B 2A1(a)		4.8910	11/20/46	42,862
918,963	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	4.2130	03/25/37	924,657
2,289,430	Bayview Financial Asset Trust Series 2007-SR1A M1(c),(d)	TSFR1M + 0.914%	4.5630	03/25/37	2,308,840
1,497,303	Bayview Financial Asset Trust Series 2007-SR1A M2(c),(d)	TSFR1M + 1.014%	4.6630	03/25/37	1,513,173
893,436	Bayview Financial Asset Trust Series 2007-SR1A M3(c),(d)	TSFR1M + 1.264%	4.9130	03/25/37	910,475

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
2,168,178	Bayview Financial Asset Trust Series 2007-SR1A M4(c),(d)	TSFR1M + 1.614%	5.2630	03/25/37	$2,216,181
613,240	Bayview Financial Mortgage Pass-Through Trust Series D M2(a)		5.5000	12/28/35	600,524
149,821	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	7.8920	02/28/44	188,855
543,697	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(c)	TSFR1M + 5.364%	9.0170	08/28/44	574,546
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(a),(d)		6.5830	12/27/34	4,105,563
972,876	BCAP, LLC Trust Series 2011-RR5-I 6A2(a),(d)		4.5540	02/26/36	909,888
1,459,208	BCAP, LLC Trust Series 2009-RR10 1A2(a),(d)		5.9970	02/26/36	1,419,995
1,753,206	BCAP, LLC Trust Series 2011-RR4-I 1A6(a),(d)		4.2120	03/26/36	1,076,456
312,612	BCAP, LLC Trust Series 2010-RR11 3A3(a),(d)		4.0680	06/27/36	305,736
3,486,116	BCAP, LLC Trust Series 2012-RR8 4A6(a),(d)		2.6000	11/20/36	3,032,072
1,073,415	BCMSC Trust Series 1998-B M1(a)		6.8100	10/15/28	1,050,807
675,771	BCMSC Trust Series 1998-C M1(a)		7.5100	01/15/29	668,380
411,393	BCMSC Trust Series 1999-A M1(a)		6.7850	03/15/29	403,210
731,888	BCMSC Trust Series 1999-B A2(a)		0.4740	12/15/29	32,641
611,382	BCMSC Trust Series 1999-B A3(a)		0.4740	12/15/29	28,068
4,944,914	BCMSC Trust Series 1999-B A5(a)		0.4740	12/15/29	231,914
737,790	BCMSC Trust Series 1999-B A6(a)		0.4740	12/15/29	34,392
753,837	Bear Stearns ALT-A Trust Series 2004-5 6A1(a)		5.4110	06/25/34	742,147
119,307	Bear Stearns ALT-A Trust Series 2004-12 2A4(a)		4.1310	01/25/35	114,390
1,245,135	Bear Stearns ALT-A Trust Series 2005-10 11A1(c)	TSFR1M + 0.614%	4.2630	01/25/36	1,224,276
1,885,343	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	4.2430	02/25/36	1,811,769
365,009	Bear Stearns ALT-A Trust Series 2006-3 35A1(a)		2.6800	05/25/36	165,319
47,396	Bear Stearns ALT-A Trust Series 2006-3 33A1(a)		4.8930	05/25/36	28,256
1,094,695	Bear Stearns ALT-A Trust Series 2007-1 1A1(c)	TSFR1M + 0.434%	4.0830	01/25/47	1,033,955
177,749	Bear Stearns ARM Trust Series 2004-9 23A1(a)		7.2500	11/25/34	176,730
667,064	Bear Stearns ARM Trust Series 2005-6 3A1(a)		5.6950	08/25/35	653,303
190,166	Bear Stearns ARM Trust Series 2006-4 1A1(a)		5.7790	10/25/36	190,702
791,401	Bear Stearns ARM Trust Series 2007-4 22A1(a)		4.0950	06/25/47	708,235
45,738	Bear Stearns ARM Trust Series 2007-5 3A1(a)		4.4490	08/25/47	40,362
2,629,614	Bear Stearns ARM Trust Series 2007-5 2A1(a)		4.7320	08/25/47	2,416,781
882,323	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M1(c)	TSFR1M + 1.014%	4.6630	08/25/34	870,091
1,722,404	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(c)	TSFR1M + 2.814%	5.3610	09/25/34	1,684,235
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	4.9500	05/25/35	1,082,107
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	4.9500	05/25/35	982,031

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
377,670	Bear Stearns Asset Backed Securities I Trust Series TC1 M5(c)	TSFR1M + 2.064%	4.9500	05/25/35	$382,045
111,852	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	4.7630	08/25/35	63,060
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(c),(d)	TSFR1M + 4.614%	5.0530	08/25/35	3,653,470
4,143,822	Bear Stearns Asset Backed Securities I Trust Series HE11 M4(c)	TSFR1M + 1.089%	4.7380	11/25/35	4,072,997
2,412,279	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(c)	TSFR1M + 0.464%	4.2880	12/25/36	2,394,972
1,989,356	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	4.1680	01/25/37	1,948,499
255,513	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(f)		5.7500	10/25/33	324,064
328,748	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	4.6630	12/25/33	349,331
592,043	Bear Stearns Asset Backed Securities Trust Series SD3 M3(f)		6.0000	09/25/34	690,921
3,297,000	Bear Stearns Asset Backed Securities Trust Series 2005-3 M3(c)	TSFR1M + 3.114%	6.7630	09/25/35	3,388,288
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	6.0130	04/25/36	1,909,672
2,190,170	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	7.5130	07/25/36	2,137,611
1,511,707	Bear Stearns Asset Backed Securities Trust Series 2007-1 M1(c)	TSFR1M + 1.164%	4.8130	01/25/37	1,593,049
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	6.9130	11/25/39	325,582
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	6.9130	12/25/42	1,065,620
168,686	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	6.9130	12/25/42	212,907
589,421	Bear Stearns Asset Backed Securities Trust Series 2004-SD4 A1(c)	TSFR1M + 1.014%	4.6630	08/25/44	591,427
2,343,106	Bear Stearns Asset Backed Securities Trust Series SD2 2M3(c)	TSFR1M + 3.864%	7.5130	12/25/44	2,974,919
23,297	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(g)		0.0000	09/25/46	17,418
106,293	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	99,881
355,348	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	4.0630	12/25/36	729,710
24,050,000	Bear Stearns Mortgage Funding Trust Series 2007-SL1 2A(c)	US0001M + 0.300%	4.0000	03/25/37	—
1,578,406	Bear Stearns Mortgage Funding Trust Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.0830	03/25/37	2,483,263
203,355	Bond Securitization Trust Series 2003-1 X(a)		0.0000	10/25/34	185,816
11,213	CDC Mortgage Capital Trust Series 2002-HE1 M(c)	TSFR1M + 1.989%	5.5740	01/25/33	788,050
13,272,672	Centex Home Equity Loan Trust Series 2004-A XIO		0.0000	01/25/34	2,375,238
648,869	Centex Home Equity Loan Trust Series 2004-A AF5(f)		5.4300	01/25/34	647,574
87,284	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	4.5580	06/25/34	85,580
106,148	Centex Home Equity Loan Trust Series 2004-D MF2(f)		4.9830	09/25/34	107,233
922	Chase Funding Loan Acquisition Trust Series OPT1 M2(c)	TSFR1M + 1.614%	5.2630	06/25/34	1,013
201,046	Chase Funding Trust Series 2003-3 2B(c)	TSFR1M + 4.614%	8.2630	05/25/32	195,444
32,121	Chase Funding Trust Series 2003-6 1A7(f)		4.8160	11/25/34	31,491
579,516	Chase Funding Trust Series 2004-2 2A2(c)	TSFR1M + 0.614%	4.2630	02/26/35	559,301
106,639	Chase Funding Trust Series 2004-2 2M2(c)	TSFR1M + 1.614%	5.2630	02/26/35	93,026

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
903,634	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	$538,550
2,562,977	CHEC Loan Trust Series 2004-1 A3(c),(d)	TSFR1M + 1.114%	4.7630	07/25/34	2,560,029
805,182	Chevy Chase Funding, LLC Mortgage-Backed Series 2A A1(c),(d)	TSFR1M + 0.384%	4.0330	05/25/35	780,435
261,958	CHL Mortgage Pass-Through Trust Series 2003-53 M(a)		6.1860	02/19/34	259,436
179,819	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(a)		4.4240	02/25/34	167,227
1,747,282	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(a)		4.8920	05/25/34	1,681,551
145,283	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	141,070
972,475	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(a)		5.2410	05/25/34	941,509
28,526	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(g)		0.0000	07/25/34	24,274
1,609,641	CHL Mortgage Pass-Through Trust Series 2004-25 2A1(c)	TSFR1M + 0.794%	4.4430	02/25/35	1,498,241
1,133	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	4.4830	03/25/35	581
1,614,226	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(a)		3.5490	04/25/35	1,015,616
206,279	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	121,339
660,518	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(a)		4.3440	01/25/36	619,776
79,207	CHL Mortgage Pass-Through Trust Series 2006-J1 2A1		5.5000	02/25/36	78,105
88,487	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	82,726
201,964	CIT Home Equity Loan Trust Series 2002-2 MV2(c)	TSFR1M + 2.004%	5.6530	11/25/31	455,978
409,249	CIT Home Equity Loan Trust Series 2002-1 AF7(f)		6.1100	02/25/33	407,710
69,772	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	65,020
150,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	130,449
522,844	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(c),(d)	TSFR1M + 0.514%	4.1630	01/25/29	506,973
2,794,559	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	8.2630	12/25/33	3,276,325
76,936	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB2 3A(a)		5.3130	03/25/34	65,935
25,759	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	26,735
226,910	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	6.3880	11/25/34	927,695
11,585	Citigroup Mortgage Loan Trust, Inc. Series 2013-8 1A2(a),(d)		5.0090	05/25/35	10,794
169,421	Citigroup Mortgage Loan Trust, Inc. Series 2009-4 7A5(a),(d)		5.4960	05/25/35	160,722
664,120	Citigroup Mortgage Loan Trust, Inc. Series 5 1A5(a)		2.9800	08/25/35	576,920
846,465	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	675,180
177,336	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR2 1A2(a)		4.9330	03/25/36	176,096
245,627	Citigroup Mortgage Loan Trust, Inc. Series 2013-8 2A2(a),(d)		4.7570	11/25/36	159,490
1,026,688	Citigroup Mortgage Loan Trust, Inc. Series 2008-RR1 A1A1(c),(d)	TSFR1M + 0.184%	3.8330	01/25/37	928,153
1,087,619	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A4A(a)		4.5620	03/25/37	1,084,515
3,539,000	Citigroup Mortgage Loan Trust, Inc. Series 2005-SHL1(c),(d)	TSFR1M + 3.114%	7.1060	07/25/44	312,076

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
47,959	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(g)		0.0000	01/25/37	$26,408
124,561	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(c)	-(TSFR1M + 0.114%) + 5.400%	1.6370	01/25/37	8,414
13,036	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	11,536
11,151,101	Conseco Finance Corporation Series 7 B2(a),(e)		0.3200	10/15/26	71,373
269,557	Conseco Finance Corporation Series 1996-8 B1(a)		7.9500	11/15/26	270,308
862,869	Conseco Finance Corporation Series 6 B1(a)		8.0000	09/15/27	864,597
1,483,944	Conseco Finance Corporation Series 1997-8 M1(a)		7.0200	10/15/27	1,498,300
449,369	Conseco Finance Corporation Series 9 B1(a)		7.6500	01/15/28	451,713
1,911,675	Conseco Finance Corporation Series 1997-3 M1(a)		7.5300	03/15/28	1,928,537
803,931	Conseco Finance Corporation Series 1997-2 M1(a)		7.5400	06/15/28	838,975
2,420,832	Conseco Finance Corporation Series 7 M1(a)		7.0300	07/15/28	2,440,830
1,069,246	Conseco Finance Corporation Series 1996-10 B1(a)		7.2400	11/15/28	1,076,188
118,517	Conseco Finance Corporation Series 1998-2 M1(a)		6.9400	12/01/28	119,115
111,015	Conseco Finance Corporation Series 4 M1(a)		7.2200	02/15/29	111,279
2,138,193	Conseco Finance Corporation Series 97-5 B1(a)		6.9700	05/15/29	2,160,145
1,511,619	Conseco Finance Corporation Series 3 M1(a)		6.8600	03/01/30	1,542,575
129,923	Conseco Finance Corporation Series 8(a)		6.9800	09/01/30	130,829
932,184	Conseco Finance Corporation Series 3 A8(a)		7.0600	02/01/31	856,855
1,571,824	Conseco Finance Securitizations Corporation Series 6 A1(a),(d)		1.9690	06/01/30	334,494
170,079	Conseco Finance Securitizations Corporation Series 3 M1(a)		7.1500	05/01/33	174,264
1,802,111	Conseco Finance Securitizations Corporation Series 2002-1 M2(a)		9.5460	12/01/33	1,822,835
59,297	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	4.2200	01/15/28	46,867
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	8.1130	08/25/33	249,128
368,471	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	6.3880	10/25/33	379,178
378,178	Countrywide Asset-Backed Certificates Series 2003-BC5(c)	TSFR1M + 0.814%	4.4630	12/25/33	379,211
18,665	Countrywide Asset-Backed Certificates Series 2004-S1 M1(f)		5.2520	02/25/35	18,610
8,104,557	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(f)		3.9240	01/25/37	7,151,506
49,337	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	3.8900	11/15/36	42,314
2,735,711	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	3.8900	11/15/36	2,297,254
165,926	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/30	87,069
331,213	Credit Suisse First Boston Mortgage Securities Series MH29 B1(a)		8.1000	09/25/31	335,042
194,729	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(a),(d)		4.4260	03/25/32	189,548
99,930	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(a)		7.0000	06/25/32	97,551
388,255	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	3.5670	08/25/32	377,657

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(c)	TSFR1M + 2.914%	6.5630	10/25/32	$759,245
13,714	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(a)		6.2810	11/25/32	13,333
53,778	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(a)		6.2810	11/25/32	52,751
33,445	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(a)		5.6750	04/25/33	31,831
131,655	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	6.5130	11/25/33	139,558
736,916	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	5.8630	02/25/34	879,908
693,258	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	3.6520	04/25/34	648,627
49,693	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	45,474
647,092	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	562,955
3,997,140	Credit Suisse First Boston Mortgage Securities Series CF1 B(c),(d)	TSFR1M + 2.964%	3.6720	03/25/45	4,838,483
118	Credit-Based Asset Servicing and Securitization Series 1999-3 A(a),(d)		3.1650	02/03/29	112
2,480,069	Credit-Based Asset Servicing and Securitization Series CB1 B2(c)	TSFR1M + 5.889%	9.5380	02/25/30	2,435,496
876,565	Credit-Based Asset Servicing and Securitization Series 2002-CB2 M2(c)	TSFR1M + 2.064%	5.7130	04/25/32	940,339
45,790	Credit-Based Asset Servicing and Securitization Series CB4 M1(c)	TSFR1M + 1.239%	4.8880	02/25/33	55,776
668,943	Credit-Based Asset Servicing and Securitization Series 2003-RP1 M2(c),(d)	TSFR1M + 4.614%	8.2630	03/25/33	583,150
4,464,000	Credit-Based Asset Servicing and Securitization Series RP1 B3(d),(f)		3.6100	04/25/36	5,260,079
441,253	Credit-Based Asset Servicing and Securitization Series 2006-RP2 M1(c),(d)	TSFR1M + 1.164%	4.8130	07/25/36	542,343
246,786	Credit-Based Asset Servicing and Securitization Series 2006-CB2 AF4(f)		2.9280	12/25/36	201,409
708,156	Credit-Based Asset Servicing and Securitization Series 2007-SL1A A2(c),(d)	TSFR1M + 0.574%	4.2230	02/25/37	577,359
716,384	Credit-Based Asset Servicing and Securitization Series 2004-RP1 M3(c),(d)	TSFR1M + 3.114%	6.7630	05/25/50	720,138
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	7.7630	02/25/32	653,987
471,184	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	476,462
608,738	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18(a)		4.9360	07/25/33	588,395
1,952	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	6.6630	07/25/33	1,948
177,196	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	179,060
451,845	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	4.1130	10/25/35	385,059
1,499,705	CSMC Series 2014-11R 1A3(a),(d)		3.2500	08/27/35	3,310,742
54,994	CSMC Series 2011-6R 4A2(a),(d)		3.9040	04/28/37	52,408
501,654	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	258,464
117,904	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	4.0130	04/25/37	91,152
143,469	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	116,763

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
2,303,021	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.0300	06/25/37	$349,845
168,483	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	4.1630	06/25/37	87,849
930,906	CWABS Asset-Backed Certificates Trust Series 2004-10 MV4(c)	TSFR1M + 1.689%	3.8370	12/25/34	878,227
3,094,156	CWABS Asset-Backed Certificates Trust Series 2005-13 AF5(f)		6.5520	04/25/36	2,758,863
1,271,585	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(f)		3.5310	05/25/36	1,051,322
4,498,243	CWABS Asset-Backed Certificates Trust Series 2006-14 M1(c)	TSFR1M + 0.549%	4.1980	02/25/37	4,810,816
3,760,085	CWABS Asset-Backed Certificates Trust Series 2007-4 A5W(f)		4.2250	04/25/47	3,192,543
27,967	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	4.0200	02/15/34	27,853
175,179	CWABS, Inc. Asset-Backed Certificates Series 2004-1 M1(c)	TSFR1M + 0.864%	4.5130	03/25/34	184,226
200,302	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4 B(c)	TSFR1M + 4.614%	8.2630	08/25/33	311,190
306,091	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(a)		5.9620	03/25/34	291,065
965,543	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,174,722
119,152	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(a)		5.9450	11/25/35	118,946
2,222,529	CWHEQ Revolving Home Equity Loan Trust Series C 2A(c)	TSFR1M + 0.294%	3.9200	07/15/35	2,139,060
1,346,253	CWHEQ Revolving Home Equity Loan Trust Series D 2A(c)	TSFR1M + 0.304%	3.9300	11/15/35	1,295,261
2,576,551	CWHEQ Revolving Home Equity Loan Trust Series J 1A(c)	TSFR1M + 0.364%	3.9900	02/15/36	2,480,056
2,193,588	CWHEQ Revolving Home Equity Loan Trust Series J 2A(c)	TSFR1M + 0.364%	3.9900	02/15/36	2,109,691
277,263	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(c)	TSFR1M + 0.454%	4.0800	02/15/36	264,255
52,798	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 1A(c)	TSFR1M + 0.254%	3.8800	01/15/37	51,310
4,121,687	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(c)	TSFR1M + 0.254%	3.8800	01/15/37	3,988,379
1,662,891	CWHEQ Revolving Home Equity Loan Trust Series B A(c)	TSFR1M + 0.264%	3.8900	02/15/37	1,585,157
779,234	CWHEQ Revolving Home Equity Loan Trust Series A A(c)	TSFR1M + 0.234%	3.8600	04/15/37	745,555
356,394	Delta Funding Home Equity Loan Trust Series 1999-3 A1F(f)		7.9620	09/15/29	340,287
13,323,929	Deutsche Alt-A Securities Mortgage Loan Trust Series AR3 1A2(c)	TSFR1M + 0.534%	4.1830	06/25/37	11,572,486
1,345,457	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(c)	TSFR1M + 0.334%	3.9830	08/25/37	1,159,418
83,266	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB1 A3(f)		6.3650	02/25/36	78,092
120,169	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2 A3(a)		6.2700	06/25/36	109,801
577,285	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	575,628
23,545	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 B2(a)		5.5000	09/25/33	21,679
792,876	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2006-PR1 3AF1(c),(d)	TSFR1M + 0.394%	4.0200	04/15/36	750,962
1,612,170	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2006-PR1 3AF2(c),(d)	TSFR1M + 0.394%	4.0200	04/15/36	1,526,946

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
972,684	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2006-PR1 4AF1(c),(d)	TSFR1M + 0.404%	4.0300	04/15/36	$943,844
131,584	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	4.5940	09/19/44	118,934
774,958	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	4.5540	11/19/44	723,205
516,194	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	4.5540	11/19/44	483,844
1,398,105	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(c)	TSFR1M + 0.594%	4.2340	07/19/45	1,301,386
4,047,836	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	3.8940	04/19/47	3,227,902
193,923	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(a)		6.2820	08/25/32	191,290
339,121	Equity One Mortgage Pass-Through Trust Series 2004-3 AV2(c)	TSFR1M + 0.794%	2.8210	07/25/34	324,903
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	4.7080	11/25/34	203,875
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	4.7830	11/25/34	183,661
920,671	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	4.1770	02/27/35	891,354
6,367,955	Financial Asset Securities Corp AAA Trust Series 2005-1A 2A2(c),(d)	TSFR1M + 0.544%	4.1970	02/27/35	6,117,071
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	TSFR1M + 1.914%	5.5630	04/25/32	256,504
7,243	First Franklin Mortgage Loan Trust Series 2003-FFB X(a)		0.0000	02/25/33	—
893,839	First Franklin Mortgage Loan Trust Series 2003-FF1(c)	TSFR1M + 2.739%	6.3880	03/25/33	1,247,836
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	5.2630	03/25/34	156,120
4,807,869	First Franklin Mortgage Loan Trust Series 2004-FFH2 M4(c)	TSFR1M + 1.689%	5.3380	06/25/34	4,456,973
248,455	First Franklin Mortgage Loan Trust Series 2004-FF5 A3C(c)	TSFR1M + 1.114%	4.7630	08/25/34	230,865
530,117	First Franklin Mortgage Loan Trust Series 2004-FFH3 M2(c)	TSFR1M + 1.044%	4.0990	10/25/34	526,074
1,058,620	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	4.1000	10/25/34	901,992
8,889	First Franklin Mortgage Loan Trust Series 2004-FFA X(d)		0.0000	04/25/38	8,744
312,286	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(a)		4.1820	02/25/35	289,079
23,578	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(a)		4.3360	03/25/35	12,875
1,723,252	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(a)		3.0600	05/25/35	771,818
164,544	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(a)		5.0240	07/25/35	79,779
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(a)		0.0000	07/25/36	—
10,616	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(a)		5.7240	05/25/30	10,554
8,082	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(a)		5.9780	05/25/30	7,965
133,742	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	4.0330	02/25/35	125,586
131,606	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(a)		4.6280	10/25/35	119,751
569,908	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(a)		6.3750	01/25/36	404,025
452,801	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(a)		3.5150	10/25/36	363,878
328,517	First Horizon Mortgage Pass-Through Trust Series 2004-AR1 3A1(a)		2.8810	05/25/37	273,554
30,677	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(a)		3.8750	07/25/37	14,298

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
133,586	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(c),(d)	TSFR1M + 1.714%	5.3630	01/25/29	$134,124
247,319	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(d)		6.9900	01/25/29	247,263
594,265	Floating Rate Mortgage Pass-through Certificates Series 2 M3(c)	TSFR1M + 3.039%	0.2860	10/25/31	698,062
1,349,779	FNBA Mortgage Loan Trust Series 2004-AR1 M2(c)	TSFR1M + 1.764%	5.4040	08/19/34	1,390,078
139,592	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	4.4730	12/25/29	137,519
160,873	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	4.5530	12/25/29	158,013
968,583	Fremont Home Loan Trust Series 2003-1 M1(c)	TSFR1M + 1.389%	5.0380	02/25/33	1,119,896
737,738	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	5.4880	10/25/33	928,864
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	6.7630	05/25/34	33,570
87,909	Global Mortgage Securitization Ltd. Series 2004-A A2(c),(d)	TSFR1M + 0.434%	4.0830	11/25/32	87,677
674,199	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(c),(d)	TSFR1M + 0.614%	4.2630	10/25/34	642,607
8,488	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(c),(d)	TSFR1M + 0.614%	4.2630	08/25/35	3,926
646,672	GMACM Home Equity Loan Trust Series 2005-HE3 A1VN(c),(d)	TSFR1M + 0.614%	4.2630	02/25/36	609,139
134,956	GMACM Home Equity Loan Trust Series 2005-HE3 A3(c)	TSFR1M + 0.614%	4.2630	02/25/36	131,827
646,258	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	TSFR1M + 0.254%	3.9030	12/25/37	602,522
490,385	GMACM Home Equity Loan Trust Series 2007-HE2 A4(f)		6.4240	12/25/37	473,323
1,532,299	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(a)		3.6820	07/19/35	1,324,570
262,328	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(a)		3.7070	11/19/35	233,343
1,278,499	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	5.7670	03/25/36	1,181,012
55,518	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	4.1830	04/25/36	46,642
240,566	GreenPoint Mortgage Funding Trust Series 2005-AR4 3A1(c)	12MTA + 1.400%	5.1440	10/25/45	185,172
190,044	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	4.3230	11/25/45	144,544
1,153,749	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	4.9130	10/25/34	997,144
310,545	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	4.2430	08/25/45	263,823
1,546,729	GSAA Home Equity Trust Series 2004-5 M2(f)		4.2640	06/25/34	1,373,905
80,173	GSAA Home Equity Trust Series 2005-3 B1(c)	TSFR1M + 1.989%	5.6380	12/25/34	80,134
899,822	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	7.2130	12/25/34	861,091
40,375	GSAA Home Equity Trust Series 2005-9 M2(c)	TSFR1M + 0.864%	4.5130	08/25/35	42,960
136,941	GSAA Home Equity Trust Series 2007-7 A4(c)	TSFR1M + 0.654%	4.3030	07/25/37	134,683
70,378	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	4.5880	05/25/34	65,104
1,194,341	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	6.1630	06/25/34	1,092,532
2,803,728	GSAMP Trust Series 2004-AR2 M2(c)	TSFR1M + 1.014%	4.6630	08/25/34	3,122,391
140,045	GSMPS Mortgage Loan Trust Series 1998-2 A(a),(d)		7.7500	05/19/27	119,383
48,560	GSMPS Mortgage Loan Trust Series 1998-3 A(a),(d)		5.0680	09/19/27	46,924

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
97,964	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(d)		8.0000	09/19/27	$93,627
39,332	GSMPS Mortgage Loan Trust Series 1998-1 A(a),(d)		8.0000	09/19/27	38,755
259,972	GSMPS Mortgage Loan Trust Series 2001-2 A(a),(d)		7.5000	06/19/32	256,660
77,235	GSR Mortgage Loan Trust Series 2003-1 B1(a)		5.2390	03/25/33	73,876
7,934	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	5.2700	03/25/33	7,981
55,900	GSR Mortgage Loan Trust Series 2003-3F B3(a)		5.9300	04/25/33	52,895
129,751	GSR Mortgage Loan Trust Series 2003-4F B3(a)		5.8830	05/25/33	130,128
31,604	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	6.3070	08/25/33	31,339
175,004	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	4.0630	01/25/35	164,966
45,227	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	44,746
82,249	GSR Mortgage Loan Trust Series 2005-AR5 1A1(a)		5.7270	10/25/35	78,883
193,002	GSR Mortgage Loan Trust Series 2005-AR7 5A1(a)		4.4400	11/25/35	163,919
367,882	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	353,273
275,659	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	264,713
849,155	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	815,709
40,905	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	4.7130	02/25/36	1,165,959
968,481	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	892,733
1,830	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	59,534
661,361	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	453,003
1,196	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	23,087
1,148,778	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,007,478
1,357,395	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,190,435
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	897,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	505,000
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	670,000
58,138	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	235,483
114,555	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	463,993
21,521	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	87,170
100,598,000	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,565,000
46,760,000	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,130,000
49,836	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	148,601
89,259	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	684,358
729,236	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	427,094
398,651	GSR Mortgage Loan Trust Series 2007-AR1 3A1(a)		3.8180	03/25/37	348,817

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
994,666	GSR Mortgage Loan Trust Series 2007-AR1 1A1(a)		4.1100	03/25/37	$432,449
164,763	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(a)		5.2580	05/25/37	156,231
108,754,317	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,249,525
4,748	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	40,717
1,286,422	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,091,402
26,851	HarborView Mortgage Loan Trust Series 2003-1 B1(a)		4.6073	05/19/33	19,035
431,032	HarborView Mortgage Loan Trust Series 2003-1 A(a)		4.6120	05/19/33	391,974
152,606	HarborView Mortgage Loan Trust Series 2004-1 B1(a)		5.6880	04/19/34	98,917
656,318	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	4.5540	11/19/34	566,733
59,459	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	4.5340	12/19/34	51,815
3,107,631	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	1.1000	05/19/35	777,542
1,184,709	HarborView Mortgage Loan Trust Series 2005-2 2A1C(c)	TSFR1M + 0.554%	4.1940	05/19/35	1,118,265
1,763,134	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	5.7440	01/19/37	1,413,983
2,055,773	Harvest SBA Loan Trust Series 2019-1 A(c),(d)	PRIME - 0.700%	6.0500	06/25/47	2,057,002
275,295	Home Equity Asset Trust Series 2002-2 M2(c)	TSFR1M + 1.964%	5.6130	06/25/32	259,625
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	6.3630	06/25/32	39,736
358,059	Home Equity Asset Trust Series 5 B1(c)	TSFR1M + 4.364%	8.0130	05/25/33	408,767
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	8.5130	06/25/33	1,327,295
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	7.0130	04/25/34	150,350
3,094,192	Home Equity Asset Trust Series 2004-5 M6(c)	TSFR1M + 2.064%	5.7130	11/25/34	3,521,921
3,031,105	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	4.2880	08/25/37	4,039,172
342,290	Home Equity Mortgage Loan Asset-Backed Trust Series C AV(c)	TSFR1M + 0.364%	4.0260	12/25/31	333,653
173,420	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(c)	TSFR1M + 0.784%	4.0260	12/25/31	368,387
1,908,000	Home Equity Mortgage Loan Asset-Backed Trust Series A MF2(f)		6.0980	10/25/32	415,000
130,420	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	4.1030	05/25/37	124,395
756,963	HomeBanc Mortgage Trust Series 2005-5(c)	TSFR1M + 0.794%	4.4430	01/25/36	746,343
268,820	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	267,945
667,650	IMC Home Equity Loan Trust Series 1998-3 A7(f)		5.4320	08/20/29	658,946
30,912	IMC Home Equity Loan Trust Series 1998-5 A5(f)		5.2220	12/20/29	30,825
120,637	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	5.3380	08/25/34	118,345
83,518	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	6.3880	08/25/34	85,480
37,039	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	4.5630	03/25/35	36,580
163,457	Impac CMB Trust Series 2005-4 2A1(c)	TSFR1M + 0.414%	4.3630	05/25/35	160,542
316,579	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	4.5230	05/25/35	314,311

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
387,350	Impac CMB Trust Series 2005-6 1A1(c)	TSFR1M + 0.614%	4.2630	10/25/35	$362,280
809,868	Impac CMB Trust Series 2005-7 A1(c)	TSFR1M + 0.634%	4.2830	11/25/35	744,403
245,506	Impac CMB Trust Series 2007-A A(c),(d)	TSFR1M + 0.614%	4.2630	05/25/37	244,537
110,108	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(a)		5.2240	08/25/33	109,280
70,234	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(a)		6.0570	07/25/35	67,794
404,848	Impac Secured Assets Trust Series 2006-3 A1(c)	TSFR1M + 0.454%	4.1030	11/25/36	376,376
67,294	IndyMac ARM Trust Series 2001-H1 1A(a)		5.4470	08/25/31	33,850
2,393,358	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(a)		4.3330	01/25/36	2,209,744
12,074	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(a)		5.0120	01/25/36	11,368
57,668	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(a)		4.4300	08/25/37	54,723
1,845,719	IndyMac INDX Mortgage Loan Trust Series 2004-AR3 AX2(a)		4.3080	07/25/34	1,698,197
927,610	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(a)		4.4220	07/25/35	886,984
389,035	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 2A1(a)		3.4450	09/25/36	360,932
1,454,041	IndyMac INDX Mortgage Loan Trust Series 2007-FLX2 A1C(c)	TSFR1M + 0.494%	4.1430	04/25/37	1,320,709
681,445	IndyMac INDX Mortgage Loan Trust Series 2006-AR2 1A1A(c)	TSFR1M + 0.554%	4.2030	04/25/46	626,740
295,383	Irwin Home Equity Loan Trust Series 2006-P1 1A(c),(d)	TSFR1M + 0.394%	4.0430	12/25/36	271,914
112,187	Irwin Home Equity Loan Trust Series 2006-P1 2A3(d),(f)		6.3000	06/25/37	111,897
561,604	Jefferies Resecuritization Trust Series 2009-R6 7A5(a),(d)		5.3710	08/26/35	535,855
257,268	Jefferies Resecuritization Trust Series 2009-R7 6A2(a),(d)		4.4870	10/21/35	255,772
241,904	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	145,212
431,121	JP Morgan Alternative Loan Trust Series A1 3A1(a)		4.1620	03/25/37	387,644
272,658	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	4.1630	11/25/34	259,148
137,162	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	124,069
385,664	JP Morgan Mortgage Trust Series 2005-A4 B1(a)		5.1860	07/25/35	381,199
42,471	JP Morgan Mortgage Trust Series 2007-A2 3A1(a)		4.5450	04/25/37	34,978
59,405	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	57,706
42,306	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	41,820
1,032,026	JP Morgan Resecuritization Trust Series 2010-4 6A4(a),(d)		4.4740	10/26/36	962,053
1,186,344	Lehman A.B.S Manufactured Housing Contract Trust Series A C(b)		1.7570	06/15/33	1,185,384
81,343	Lehman A.B.S Manufactured Housing Contract Trust Series B M1(a)		6.6300	04/15/40	81,652
97,043	Lehman Mortgage Trust Series 2007-3 2A1(g)		0.0000	03/25/37	68,315
230,759	Lehman Mortgage Trust Series 2007-10 2A2		1.3470	01/25/38	56,737
4,079,579	Lehman Mortgage Trust Series 2008-6 2A3(a)		3.5100	07/25/47	3,439,917
1,961,637	Lehman Structured Securities Corporation Series 1 A1(c),(d)	TSFR1M + 0.454%	4.1030	09/26/45	1,919,750

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
2,167,060	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	4.5130	10/25/35	$2,660,326
653,798	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	4.1230	11/25/35	661,749
994,457	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	4.0830	03/25/37	887,789
199,531	Lehman XS Trust Series 2007-6 3A5(f)		4.2020	05/25/37	184,690
1,913,359	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	7.5130	05/25/32	2,015,936
424,457	Long Beach Mortgage Loan Trust Series 2002-2 M2(c)	TSFR1M + 1.914%	5.4480	07/25/32	424,360
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	7.1380	06/25/33	467,487
364,417	Long Beach Mortgage Loan Trust Series 2003-3 M3(c)	TSFR1M + 5.364%	9.0130	07/25/33	831,508
257,789	Long Beach Mortgage Loan Trust Series 2003-4 AV1(c)	TSFR1M + 0.734%	4.3830	08/25/33	255,192
198,886	Long Beach Mortgage Loan Trust Series 2004-1 M1(c)	TSFR1M + 0.864%	4.5130	02/25/34	197,780
451,619	Long Beach Mortgage Loan Trust Series 2004-5 A6(c)	TSFR1M + 0.694%	4.3430	09/25/34	451,155
1,133,787	Long Beach Mortgage Loan Trust Series 2004-5(c)	TSFR1M + 1.914%	5.5630	09/25/34	1,194,032
60,734	Long Beach Mortgage Loan Trust Series 2004-5 M6(c)	TSFR1M + 2.614%	6.2630	09/25/34	65,381
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	4.7380	06/25/45	4,778,367
13,684	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	4.1030	12/25/36	12,328
141,045	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	4.1230	12/25/36	139,253
757,773	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	4.2230	05/25/37	701,737
73,230	MAFI II REMIC Trust Series 1999-A B1(a),(d)		8.0000	03/20/30	71,739
220,631	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	6.0130	11/25/34	219,968
2,329,167	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	7.1630	01/25/35	2,123,183
597,708	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		4.1980	03/25/35	534,961
1,520,762	MASTR Adjustable Rate Mortgages Trust Series 2005-6 6A1(a)		3.5680	07/25/35	1,461,938
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(a)		3.5898	07/25/35	576,540
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(a)		3.7148	07/25/35	337,176
2,827,972	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(a)		2.6820	11/25/36	1,395,277
3,107,527	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	4.5440	12/25/46	2,330,683
266,388	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	4.5440	12/25/46	229,466
264,283	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	4.4430	05/25/47	221,713
9,427	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	9,064
84,200	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	72,132
928,807	Mastr Asset Backed Securities Trust Series 2004-WMC1 M1(c)	TSFR1M + 0.894%	4.5430	02/25/34	992,549

563,199	Mastr Asset Backed Securities Trust Series 2005-NC1 M1(c)	TSFR1M + 0.834%	4.4830	12/25/34	533,753

2,184,142	Mastr Asset Backed Securities Trust Series 2005-WF1 M9(c)	TSFR1M + 2.649%	6.2980	06/25/35	2,389,807
8,091,194	Mastr Asset Backed Securities Trust Series 2007-NCW A1(c),(d)	TSFR1M + 0.414%	4.3630	05/25/37	7,348,243

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
139,674	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	4.1850	04/25/33	$128,853
1,055,081	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(c)	TSFR1M + 0.894%	4.5430	02/25/34	1,137,517
306,628	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	6.9130	10/25/32	289,625
22,070	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	21,850
69,412	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	67,263
722,865	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	622,424
69,879	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	60,068
1,124,757	MASTR Reperforming Loan Trust Series 2005-1 1A4(d)		7.5000	08/25/34	782,586
35,496	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	4.1630	02/25/33	35,022
34,360	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B4(a),(d)		4.3940	10/20/29	33,536
21,141	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B5(a),(d)		4.3941	10/20/29	16,048
889,400	MERIT Securities Corporation Series 11PA B3(c),(d)	SOFRRATE + 2.364%	7.2100	09/28/32	852,282
105,984	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	100,478
1,675,532	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	3.9600	02/25/34	1,376,092
5,653,362	Merrill Lynch Mortgage Investors Trust Series 2005-A3 M2(c)	TSFR1M + 1.089%	4.7380	04/25/35	5,840,109
247,620	Merrill Lynch Mortgage Investors Trust Series WMC5 M1(c)	TSFR1M + 1.044%	4.6930	07/25/35	248,531
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	6.8380	10/25/35	867,042
151,624	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(g)		0.0000	08/25/36	—
691,754	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(c),(d)	TSFR1M + 1.239%	4.8880	08/25/36	1,046,501
15,305	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	4.7080	08/25/28	13,351
14,187	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	6.0130	08/25/28	9,243
33,054	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	4.6630	10/25/28	31,087
86,198	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(a)		5.9960	06/25/37	85,504
64,856	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(a)		5.8480	03/25/33	57,027
242,715	Merrill Lynch Mortgage Investors Trust MLMI Series A1 M2(a)		5.8710	12/25/34	227,215
1,001,174	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(a)		4.8020	09/25/35	779,371
37,496	Mid-State Capital Corporation Trust Series 2005-1 A		5.7450	01/15/40	37,425
514,684	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC8 B2(c)	TSFR1M + 5.739%	9.3880	09/25/33	536,910
560,292	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC10 B3(c)	TSFR1M + 5.739%	9.3880	10/25/33	1,641,882
567,155	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE1(c)	TSFR1M + 0.854%	4.5030	01/25/34	576,904
387,915	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE3 M1(c)	TSFR1M + 0.969%	4.6180	03/25/34	400,507
651,340	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC4 M1(c)	TSFR1M + 0.924%	4.5730	04/25/34	661,465
710,403	Morgan Stanley A.B.S Capital I, Inc. Trust Series SD2 B1(c)	TSFR1M + 4.164%	7.8130	04/25/34	809,658

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
82,528	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-SD3 B1(c),(d)	TSFR1M + 3.339%	6.9880	06/25/34	$103,883
1,293,995	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC8 M1(c)	TSFR1M + 1.029%	4.6780	09/25/34	1,314,692
369,010	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE8 M2(c)	TSFR1M + 1.134%	4.7830	09/25/34	415,168
56,244	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	4.4680	02/25/35	56,150
1,634,569	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	4.0130	05/25/37	1,214,421
17,388	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC4 M2(c)	TSFR1M + 2.589%	6.2380	01/25/32	75,302
12,744	Morgan Stanley Dean Witter Capital I, Inc. Trust Series AM1 M2(c)	TSFR1M + 2.589%	6.2380	01/25/32	287,486
4,737,000	Morgan Stanley Dean Witter Capital I, Inc. Trust Series HE1 B1(c)	US0001M + 1.800%	6.4628	07/25/32	330,630
63,068	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC1 M3(c)	TSFR1M + 3.264%	6.9130	11/25/32	194,400
1,642,789	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	9.3880	02/25/33	1,812,157
7,000,000	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	561,486
69,949	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A1(a)		4.7450	03/25/33	62,758
174,264	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	165,960
530,065	Morgan Stanley Mortgage Loan Trust Series 2005-5AR 1M5(c)	TSFR1M + 1.164%	4.8130	09/25/35	536,384
440,000	Morgan Stanley Mortgage Loan Trust Series 2005-5AR 1M6(c)	TSFR1M + 1.239%	4.8880	09/25/35	444,649
689,825	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	369,666
67,044	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	61,404
10,791	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(d)		5.5000	11/26/34	9,821
2,427,310	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(a),(d)		5.9420	02/26/37	3,078,142
426,338	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(a),(d)		7.0600	02/26/29	381,444
981,838	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(a),(d)		5.2140	11/21/35	879,855
12,616,134	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(d)	SOFRRATE + 0.454%	4.0750	04/16/36	10,661,906
2,071,227	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	4.1630	04/25/36	1,518,562
178,794	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	6.9880	11/25/34	174,253
338,798,775	MortgageIT Trust Series 2005-2(e)		0.0000	05/25/35	3,049,999
56,094	MortgageIT Trust Series 2005-3(c)	TSFR1M + 2.664%	6.3130	08/25/35	66,361
176,563	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	7.5130	08/25/35	267,052
7,951,000	MortgageIT Trust Series 2005-4 M3(c)	US0001M + 0.855%	0.8162	10/25/35	2,746,154
683,069	MortgageIT Trust Series 2005-5 M2(c)	TSFR1M + 0.969%	4.6180	12/25/35	1,978,608
182,439	New Century Home Equity Loan Trust Series 2003-3 A3(c)	TSFR1M + 0.834%	4.4830	07/25/33	193,739
176,847	New Century Home Equity Loan Trust Series 2003-3 M3(c)	TSFR1M + 3.684%	7.3330	07/25/33	404,963
781,840	New Century Home Equity Loan Trust Series A A(c),(d)	TSFR1M + 0.834%	3.3650	10/25/33	802,639
65,037	New Century Home Equity Loan Trust Series 2003-A M1(c),(d)	TSFR1M + 1.239%	3.3650	10/25/33	91,371

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
894	New Century Home Equity Loan Trust Series 2003-5 AI7(a)		4.8340	11/25/33	$885
728,976	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	4.8430	01/25/34	743,590
179,627	New Century Home Equity Loan Trust Series 2005-B M1(c)	TSFR1M + 0.834%	4.4830	10/25/35	179,412
9,478,847	New Residential Mortgage Loan Trust Series 2019-5A B4IA(a),(b),(d)		0.5000	08/25/59	139,729
13,322,035	New Residential Mortgage Loan Trust Series 2019-5A B5IB(a),(b),(d)		0.7500	08/25/59	291,292
5,712	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AP1 A5(f)		5.8030	03/25/34	5,758
1,791,179	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	5.4630	10/25/34	1,917,659
1,492,323	Nomura Asset Acceptance Corporation Alternative Loan Series 2006-AF1 2A(a)		4.6730	06/25/36	1,043,385
475,989	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 2A(a)		3.9980	08/25/36	470,350
426,372	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 4A(a)		5.5140	08/25/36	416,240
6,989,418	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-3 A1(c)	TSFR1M + 0.374%	4.0230	07/25/37	6,469,321
3,507,644	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A2(c)	TSFR1M + 0.514%	4.1630	07/25/37	3,241,596
2,819,740	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A4(c)	TSFR1M + 0.574%	4.2230	07/25/37	2,614,066
4,526,366	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A3(c)	TSFR1M + 0.754%	4.4030	07/25/37	4,195,065
393,807	Nomura Asset Acceptance Corporation Alternative Loan Series 1 1A6(f)		6.3200	03/25/47	366,652
1,511,706	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-1 1A3(f)		6.4570	03/25/47	1,407,300
442,415	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	6.5380	09/25/33	447,230
445,938	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(c)	TSFR1M + 0.494%	0.3820	09/25/46	418,709
17,795	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.9600	04/15/27	17,713
72,320	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	69,604
910	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	902
204,643	Oakwood Mortgage Investors, Inc. Series C B1(a)		7.4500	11/15/27	204,592
341,065	Oakwood Mortgage Investors, Inc. Series 1997-D B1(a)		7.3250	02/15/28	342,246
459,996	Oakwood Mortgage Investors, Inc. Series B M2(a)		7.0250	05/15/28	466,276
329,871	Oakwood Mortgage Investors, Inc. Series 1998-D M1(d)		7.4150	01/15/29	331,642
1,052,675	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,021,025
1,595,286	Oakwood Mortgage Investors, Inc. Series 2001-D A2(a)		2.7130	08/15/31	445,754
567,121	Oakwood Mortgage Investors, Inc. Series E A4		6.8100	12/15/31	568,498
2,799,436	Oakwood Mortgage Investors, Inc. Series 2002-A M1(a)		7.7600	03/15/32	2,833,514
258,385	Option One Mortgage Accept Corp Asset Back Certs Series 5 A1(c)	TSFR1M + 0.754%	4.4030	08/25/33	271,340
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	6.2380	01/25/34	151,687

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
139,759	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	6.7630	05/25/34	$138,167
769,422	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(f)		5.8660	01/25/37	685,433
137,793	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(f)		5.6800	03/25/37	126,585
3,260,381	Option One Mortgage Loan Trust Series 2007-FXD2 2A4(f)		5.9470	03/25/37	2,745,479
7,361,221	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(f)		6.1020	03/25/37	5,709,890
555,301	Option One Woodbridge Loan Trust Series 2004-1 M(c),(d)	TSFR1M + 1.614%	5.2630	02/25/34	551,599
274,964	Origen Manufactured Housing Contract Trust Series 2007-A A2(a)		5.5360	04/15/37	256,434
1,827,086	Origen Manufactured Housing Contract Trust Series 2006-A A2(a)		4.1890	10/15/37	1,668,046
4,386,454	Ownit Mortgage Loan Trust Series 2005-4 M1(c)	TSFR1M + 0.939%	4.5880	08/25/36	3,991,634
1,085,120	Park Place Securities, Inc. Asset-Backed Series WHQ1 M5(c)	TSFR1M + 1.239%	4.8880	03/25/35	1,078,313
1,065,105	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series WCW3 M2(c)	TSFR1M + 0.849%	4.4980	08/25/35	1,067,946
224,901	PHHMC Series Trust Series 2005-4 A8(a)		5.8280	07/18/35	219,794
170,660	PHHMC Series Trust Series 2006-4 B1(a)		6.3070	12/18/36	170,182
39,396	Popular A.B.S, Inc. Series 1 A2(f)		7.4800	11/25/29	37,553
56,054	Popular A.B.S, Inc. Series 1998-1 A1(f)		7.2000	12/25/29	53,180
52,630	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	51,906
1,638,130	Prime Mortgage Trust Series 2006-DR1 2A1(d)		5.5000	05/25/35	1,532,048
403,526	Provident Bank Home Equity Loan Trust Series 1984-4 A6		6.6900	01/25/30	391,565
329,000	Provident Bank Home Equity Loan Trust Series 1998-4 A9(c)	TSFR1M + 3.614%	7.2630	01/25/30	314,381
1,785,736	Provident Bank Home Equity Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	4.1180	01/25/31	1,603,420
949,805	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	4.1530	01/25/31	886,651
447,958	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	4.1830	01/25/31	402,562
516,408	Provident Bank Home Equity Loan Trust Series 2004-2 A1(c)	TSFR1M + 0.654%	4.3030	08/25/31	460,868
1,046,927	Provident Home Equity Loan Trust Series 2000-1 A2(c)	TSFR1M + 0.634%	4.2830	03/25/30	920,518
1,120,732	Provident Home Equity Loan Trust Series 2000-2 A2(c)	TSFR1M + 0.654%	4.3030	08/25/31	982,140
267,221	Quest Trust Series 2003-X3 M3(c),(d)	TSFR1M + 4.989%	8.6380	02/25/34	396,838
7,266,504	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	6,069,380
932,957	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	6.1630	11/25/36	933,300
224,466	RAAC Series Trust Series 2006-SP4 M5(c)	TSFR1M + 3.864%	7.5130	11/25/36	1,384,513
1,751,351	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	4.5880	09/25/45	1,356,972
2,574,354	RAAC Series Trust Series 2006-RP1 M3(c),(d)	TSFR1M + 2.889%	5.6130	10/25/45	2,568,330
2,759,324	RAAC Series Trust Series 2006-RP1 M4(c),(d)	TSFR1M + 2.927%	5.6380	10/25/45	2,767,476
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	5.2630	01/25/46	4,024,901
191,774	RALI Series Trust Series 2004-QA4 NB21(a)		5.3230	09/25/34	185,736

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
291,522	RALI Series Trust Series 2004-QA4 NB1(a)		5.5580	09/25/34	$258,543
298,516	RALI Series Trust Series 2004-QA6 NB2(a)		4.3120	12/26/34	289,433
565,270	RALI Series Trust Series 2004-QA6 NB4(a)		4.7130	12/26/34	502,546
1,752,263	RALI Series Trust Series 2005-QA2 A1I(a)		1.3550	02/25/35	558,611
1,480,789	RALI Series Trust Series 2005-QA2 A1II(a)		4.6600	02/25/35	786,275
158,417	RALI Series Trust Series 2005-QA2 NB2(a)		4.6700	02/25/35	142,455
157,816	RALI Series Trust Series 2005-QA3 NB4(a)		0.0000	03/25/35	19,781
54,679	RALI Series Trust Series 2005-QA3 NB1(a)		3.6810	03/25/35	30,193
668,967	RALI Series Trust Series 2005-QA6 NB23(a)		2.1080	05/25/35	303,283
13,893	RALI Series Trust Series 2005-QA8 NB2(a)		4.9260	07/25/35	13,609
2,481,334	RALI Series Trust Series 2005-QA9 NB21(a)		1.5700	08/25/35	758,901
909,726	RALI Series Trust Series 2005-QA9 CB3(a)		4.5460	08/25/35	822,848
4,953,120	RALI Series Trust Series 2005-QA11 3A1(a)		1.6010	10/25/35	1,651,804
837,399	RALI Series Trust Series 2005-QA12 CB3(a)		5.0760	12/25/35	766,891
109,874	RALI Series Trust Series 2005-QA12 NB2(a)		6.0990	12/25/35	106,666
86,147	RALI Series Trust Series 2006-QA2 3A1(a)		6.1560	02/25/36	72,480
7,095,371	RALI Series Trust Series 2006-QS11 2A1		1.8280	08/25/36	2,383,278
244,114	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	197,718
2,107,513	RALI Series Trust Series 2007-QO1 A1(c)	TSFR1M + 0.414%	4.0630	02/25/47	1,966,149
3,481,368	RALI Series Trust Series QO4 A1A(c)	TSFR1M + 0.494%	4.1430	05/25/47	3,288,146
475,759	RAMP Series Trust Series 2003-SL1 A41		2.9370	04/25/31	139,120
327,106	RAMP Series Trust Series 2005-SL2 A5		2.5820	10/25/31	99,267
141,729	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	125,557
303,375	RAMP Series Trust Series 2004-SL3 A4		3.7550	12/25/31	131,039
326,244	RAMP Series Trust Series 2005-SL1 A3		0.9170	05/25/32	44,189
481,637	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	303,573
230,059	RAMP Series Trust Series 2004-SL4 A5		1.5590	07/25/32	58,509
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	4.5110	08/25/33	620,612
357,703	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	4.8220	11/25/33	354,438
1,575,873	RAMP Series Trust Series 2004-RS7 A3(a)		5.4310	07/25/34	1,408,917
151,787	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	4.3030	11/25/36	123,714
2,434,291	RASC Series Trust Series 2004-KS11 M2(c)	SOFRRATE + 1.614%	5.1990	12/25/34	2,666,682
1,903,933	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,650,871
415,142	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	365,090

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
1,274,225	RBSSP Resecuritization Trust Series 2009-6 8A3(a),(d)		3.8490	08/26/35	$320,695
275,979	RBSSP Resecuritization Trust Series 2010-1 3A2(a),(d)		5.6690	08/26/35	275,280
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(f)		3.9000	03/25/33	48,458
43,900	Renaissance Home Equity Loan Trust Series 2004-3 AF6(f)		5.3240	11/25/34	41,403
1,340,257	Renaissance Home Equity Loan Trust Series 2005-2 AV3(c)	TSFR1M + 0.854%	4.5030	08/25/35	1,187,195
37,979	Reperforming Loan REMIC Trust Series 2004-R1 2A(d)		6.5000	11/25/34	37,349
120,075	Reperforming Loan REMIC Trust Series 2004-R1 3A(d)		7.5000	11/25/34	122,289
205,470	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.1830	07/25/36	196,182
529,221	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	526,336
123,878	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	66,180
101,606	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	4.3130	05/25/34	98,373
1,213,695	Residential Asset Securitization Trust Series 2004-A7 A6		5.5000	10/25/34	1,193,423
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(g)		0.0000	01/25/46	2
160,928	Residential Asset Securitization Trust Series 2006-A3CB AX(a),(b)		6.0000	01/25/46	29,247
478,160	RFMSI Series Trust Series 2005-SA1 2A(a)		4.0780	03/25/35	445,465
142,717	RFMSI Series Trust Series 2005-SA3 3A(a)		5.3700	08/25/35	133,188
549,581	RFMSI Series Trust Series 2005-SA5 2A(a)		4.9990	11/25/35	487,766
96,210	RFMSI Series Trust Series 2006-SA1 2A1(a)		5.9410	02/25/36	81,323
44,553	RFMSI Series Trust Series 2006-SA3 3A1(a)		5.5040	09/25/36	37,393
952,845	RFMSI Series Trust Series 2007-S9 1A1		2.0920	10/25/37	427,480
784,882	RFSC Series Trust Series 2002-RP2 A1(c),(d)	TSFR1M + 1.614%	5.2630	10/25/32	769,061
208,160	RFSC Trust Series 2002-RP1 A1(c),(d)	TSFR1M + 0.974%	4.6230	03/25/33	206,838
27,920	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	4.5880	07/25/35	32,376
459,047	Sail Net Interest Margin Notes Series BC1A B(d),(g)		0.0000	01/27/33	409,249
576,011	Sail Net Interest Margin Notes Series 2003-6A A(d)		7.0000	07/27/33	1,862,808
1,617,274	SASCO ARC NIM Series 2003-5(d)		6.0000	06/27/33	1,610,375
180,319	SASCO Mortgage Loan Trust Series 2004-GEL3 M2(c)	TSFR1M + 2.514%	4.5400	08/25/34	181,605
976,047	Sasco Net Interest Margin Trust Series BC2 C(c),(d)	TSFR1M + 3.114%	6.7670	02/27/33	993,741
748,767	Saxon Asset Sec Trust Mortgage Loan Asset Backed Certificates Series 1999-5 BF(a)		9.3000	08/25/28	703,492
244,113	Securitized Asset Backed Receivables, LLC Trust Series DO1 M2(c)	TSFR1M + 2.064%	5.7130	07/25/34	311,749
284,320	Securitized Asset Backed Receivables, LLC Trust Series OP2 A2(c)	TSFR1M + 0.814%	4.4630	08/25/34	279,574
17,922	Sequoia Mortgage Trust Series 2003-4 2B2(a)		5.1350	07/20/33	16,749
5,637	Sequoia Mortgage Trust Series 2003-4 2B5(a)		5.1350	07/20/33	2,082
27,172	Sequoia Mortgage Trust Series 2003-4 2B3(a)		5.8356	07/20/33	27,539

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
76,286	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	4.5790	02/20/34	$58,939
3,156,043	SHARPS OTC Series 2002-AQ1N(g)		0.0000	04/25/31	2,115,000
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	4.7830	07/25/34	22,600
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	6.6880	07/25/34	124,135
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	8.6380	07/25/34	775,053
26,247,549	Soundview Home Loan Trust Series 2007-OPT4 X1(a),(b)		0.3860	09/25/37	636,608
1,513,413	Specialty Underwriting & Residential Finance Trust Series BC1 M1(c)	TSFR1M + 0.879%	4.5280	02/25/35	1,534,851
627,996	Structured Adjustable Rate Mortgage Loan Trust Series 14 M(c)	TSFR1M + 0.614%	4.2630	10/25/34	581,298
1,218,003	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	4.0730	07/25/35	690,834
114,293	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(a)		3.9030	04/25/47	109,171
260,149	Structured Asset Investment Loan Trust Series 2003-BC2 M1(c)	TSFR1M + 1.494%	5.1430	04/25/33	269,492
355,067	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	6.5380	10/25/33	430,863
2,398,064	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	7.0630	10/25/33	2,745,403
312,722	Structured Asset Investment Loan Trust Series 2003-BC10 M4(c)	TSFR1M + 4.614%	8.2630	10/25/33	598,668
3,267,403	Structured Asset Investment Loan Trust Series BC12 2A(c)	TSFR1M + 0.834%	4.4830	11/25/33	3,244,195
212,257	Structured Asset Investment Loan Trust Series 2004-8 A1(c)	TSFR1M + 0.664%	4.3130	09/25/34	203,357
694,738	Structured Asset Investment Loan Trust Series 2004-8 A6(c)	TSFR1M + 0.914%	4.5630	09/25/34	682,608
751,665	Structured Asset Investment Loan Trust Series 2004-BNC1 A2(c)	TSFR1M + 1.114%	4.7630	09/25/34	764,876
214,576	Structured Asset Investment Loan Trust Series 2004-8 A9(c)	TSFR1M + 1.114%	4.7630	09/25/34	225,470
1,023,719	Structured Asset Investment Loan Trust Series 2004-9(c)	TSFR1M + 2.064%	5.7130	10/25/34	1,102,384
1,141,338	Structured Asset Investment Loan Trust Series 2004-9(c)	TSFR1M + 2.739%	6.3880	10/25/34	1,281,813
124,539	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(a)		4.7030	10/19/34	117,416
139,204	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	4.1540	02/19/35	142,962
1,043,962	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	4.1630	02/25/36	873,183
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(a)		1.0080	05/25/36	753,738
103,060	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(a)		2.4710	05/25/36	42,614
45,340	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	4.0630	02/25/37	44,678
569,026	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	1.6280	03/25/37	201,680
387,327	Structured Asset Mortgage Investments II Trust Series AR6 1A2(c)	TSFR1M + 0.834%	4.4830	09/25/45	357,153
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.3470	05/25/46	564,666
895,653	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	4.1830	05/25/46	638,087
159,518	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	4.9540	05/19/33	150,146
4,705,022	Structured Asset Securities Corporation Series 2005-WF1 X(g)		0.0000	02/25/35	3,609,646

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
40,686	Structured Asset Securities Corporation Assistance Loan Series AL2 B1(d)		3.3560	01/25/31	$35,380
103,301	Structured Asset Securities Corporation Mortgage Series 2003-39EX M3(f)		3.7590	08/25/33	124,562
863,000	Structured Asset Securities Corporation Mortgage Series 2004-9XS(f)		5.7500	05/25/34	990,034
294,584	Structured Asset Securities Corporation Mortgage Series 2004-11XS 1A5A(f)		4.7240	06/25/34	290,246
762,089	Structured Asset Securities Corporation Mortgage Certificates Series 2003-31A B1(a)		5.3010	10/25/33	699,766
157,113	Structured Asset Securities Corporation Mortgage Loan Series WF2 B2(c),(d)	TSFR1M + 3.864%	7.5130	05/25/35	163,505
106,129	Structured Asset Securities Corporation Mortgage Loan Series RF3 2A(a),(d)		5.3800	10/25/36	99,137
9,579	Structured Asset Securities Corporation Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	9,548
438,012	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 1998-6 B2		6.5000	07/25/28	382,916
2,674,618	TBW Mortgage-Backed Pass-Through Certificates Series 1 1A1		1.0150	04/25/36	686,170
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	329,116
228,885	Terwin Mortgage Trust Series 2004-1HE M1(c),(d)	TSFR1M + 1.239%	4.8880	02/25/34	217,429
283,826	Terwin Mortgage Trust Series 2004-1HE M2(c),(d)	TSFR1M + 2.589%	6.2380	02/25/34	228,526
348,059	Terwin Mortgage Trust Series TMTS 2003-2HE(c)	TSFR1M + 1.014%	4.6630	07/25/34	399,514
2,346,558	Terwin Mortgage Trust Series 2004-21HE 2M3(c),(d)	TSFR1M + 2.739%	6.3880	12/25/34	2,346,346
372,885	Terwin Mortgage Trust Series TMTS 2004-3HE B2(c),(d)	TSFR1M + 2.964%	6.6130	03/25/35	439,009
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(a),(d)		0.0490	08/25/37	1,431,203
83,340	Terwin Mortgage Trust Series 2006-17HE A2B1(c),(d)	TSFR1M + 0.514%	4.1630	01/25/38	146,929
2,829,860	Truman Capital Mortgage Loan Trust Series 2002-2 M2(c),(d)	TSFR1M + 4.764%	8.4130	11/25/32	2,516,493
365,481	Truman Capital Mortgage Loan Trust Series 2006-1 M1(c),(d)	TSFR1M + 0.834%	4.4830	03/25/36	341,696
84,200	Truman Capital Mortgage Loan Trust Series 1 M1(c),(d)	TSFR1M + 1.464%	5.1130	03/25/37	102,106
572,818	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	6.9900	12/15/28	747,114
35,728	UCFC Manufactured Housing Contract Series 3 M		7.1150	01/15/29	35,520
506,550	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	503,785
1,428,840	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(a),(d)		3.9800	02/16/36	1,374,330
643,327	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(a),(d)		3.9800	02/16/36	610,674
476,240	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(a),(b),(d)		4.0800	02/16/36	454,631
3,745,539	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(a),(d)		3.9400	05/16/36	3,635,773
770,518	Voyager IDYMC Delaware Trust Series 1 UAA3(c),(d)	TSFR1M + 0.284%	3.9330	09/26/36	754,954
2,256,457	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(a),(b),(d)		0.9440	02/25/38	471,379

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
371,120	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(a)		3.8040	08/20/35	$345,146
26,621	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(a)		2.8570	05/20/36	24,865
57,909	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(a)		5.7005	12/19/39	52,926
19,750	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(a),(d)		5.7005	12/19/39	17,616
14,818	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(a),(d)		5.7005	12/19/39	13,097
14,163	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(a),(d)		5.7005	12/19/39	10,643
67,543	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(a)		6.4950	10/25/32	65,309
291,104	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(a)		5.1700	02/25/33	277,853
1,247,857	WaMu Mortgage Pass-Through Certificates Series AR4 A6(a)		5.7670	05/25/33	1,247,810
608,456	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	601,963
131,750	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(a)		5.2750	09/25/33	106,214
533,947	WaMu Mortgage Pass-Through Certificates Series S13 12A5		5.5000	01/25/34	518,285
486,478	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(a)		5.9800	01/25/34	475,114
31,705	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(a)		4.5300	12/25/35	29,313
29,838	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(a)		3.2360	10/25/36	26,393
149,516	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(a)		3.2450	11/25/41	135,196
45,565	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(c),(d)	12MTA + 1.400%	5.1440	06/25/42	38,709
57,837	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	5.1440	06/25/42	52,439
56,073	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	5.1440	06/25/42	51,626
111,894	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	5.1440	06/25/42	103,811
27,536	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	5.1440	08/25/42	26,711
21,704	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	5.1440	08/25/42	14,191
2,277,132	WaMu Mortgage Pass-Through Certificates Series AR9 A1A(c)	TSFR1M + 0.754%	4.4030	07/25/45	2,204,575
3,468,768	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.0730	10/25/36	2,651,826
1,144,269	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	996,810
294,800	Washington Mutual Mortgage Pass-Through Series 9 5A4(c)	TSFR1M + 0.114%	8.3390	11/25/35	262,088
1,561,521	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	4.2630	02/25/36	1,365,839
407,193	Washington Mutual Mortgage Pass-Through Series 2006-2 1A4(c)	TSFR1M + 0.814%	4.4630	03/25/36	380,188
540,558	Washington Mutual Mortgage Pass-Through Series 2 1A1		6.0000	03/25/36	536,249
2,144,168	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,699,182
383,111	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	4.6840	07/25/46	237,729
757,610	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	4.7040	08/25/46	438,602

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.0% (Continued)
12,412	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(d)		6.5000	10/19/29	$12,150
12,412	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(d)		6.5000	10/19/29	12,147
247,488	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(a),(d)		2.7639	02/25/33	—
19,339	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(a)		4.3390	02/25/33	18,961
353,359	Washington Mutual MSC Mortgage Pass-Through Series AR1 B2(a)		4.9250	02/25/33	311,380
29,356	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	29,071
37,042	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(a)		5.7500	03/25/33	34,397
495,884	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(a)		4.5060	05/25/33	489,001
368,859	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(a)		7.0000	07/25/33	305,037
5,378	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(a)		4.9800	04/25/34	5,510
1,095,004	Wells Fargo Home Equity Asset-Backed Securities Series 2W AI8I		4.9000	09/25/34	1,085,537
428,217	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(c)	TSFR1M + 4.614%	8.2630	10/25/34	458,588
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	6.3130	04/25/35	708,332
110,858	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(c)	TSFR1M + 3.864%	7.5130	04/25/35	114,288
196,528	Wells Fargo Home Equity Asset-Backed Securities Series 3 M7(c)	TSFR1M + 1.839%	5.4880	11/25/35	196,471
20,058	Wells Fargo Mortgage Backed Securities Series 2003-I B2(a)		6.3380	09/25/33	19,351
19,201	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(a)		6.4900	07/25/34	19,603
					626,085,247
	STUDENT LOANS — 0.1%
1,124,429	National Collegiate Trust Series 2007-A B(c),(d)	US0001M + 0.450%	4.1490	11/25/34	1,053,849

	TOTAL ASSET BACKED SECURITIES (Cost $1,097,809,097)				1,103,397,678

	CORPORATE BONDS — 14.4%
	INSURANCE — 12.4%
8,499,683	Ambac Assurance Corporation		5.1000	06/07/60	11,306,416
97,753,025	Ambac Assurance Corporation(d)		5.1000	06/07/69	130,032,650
10,652,561	MBIA Global Funding, LLC(d),(e),(g)		0.0000	12/15/31	5,555,732
62,490,325	MBIA Global Funding, LLC(e),(g)		0.0000	12/15/33	26,011,598
					172,906,396

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
3,500,000	Brixmor, LLC		7.6500	11/02/26	$3,492,918
1,630,000	Brixmor, LLC		6.9000	02/15/28	1,613,166
					5,106,084
	SPECIALTY FINANCE — 1.6%
10,000,000	Argos Private Investments, LLC		8.0000	12/31/27	10,399,999
16,578,291	MSP Deer Finance Syndicated Loan		17.0000	04/09/27	828,915
1,973,172	PDOF MSN Issuer, LLC(c),(d)	SOFRRATE + 4.500%	8.1400	03/15/27	1,947,620
782,781	US Capital Funding II Ltd.(c),(d),(e)	TSFR3M + 1.912%	5.5750	08/01/34	717,475
2,823,686	Wachovia Trimont		5.5700	10/11/30	2,823,686
4,000,000	X-Caliber Funding, LLC(d)		5.0000	10/15/26	3,779,747
1,275,000	X-Caliber Funding, LLC(d)		11.0000	10/15/26	1,179,379
					21,676,821
	TOTAL CORPORATE BONDS (Cost $222,427,329)				199,689,301

	TERM LOANS — 0.1%
	PROFESSIONAL SERVICES — 0.1%
1,732,829	Farrel & Fuller Delayed Draw Term Loan		18.0000	03/13/29	1,745,825

	TOTAL TERM LOANS (Cost $1,732,829)				1,745,825

Shares
	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET FUNDS - 5.9%
81,645,845	First American Treasury Obligations Fund, Class X, 3.57% (Cost $81,645,845)(h)				81,645,845

	TOTAL INVESTMENTS - 99.7% (Cost $1,403,615,100)				$1,386,478,649
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				3,887,822
	NET ASSETS - 100.0%				$1,390,366,471

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by Country United States

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $640,832,763 or 46.1% of net assets.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $69,312,275, representing 5.10% of net assets.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2026.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.6%
	EQUITY - 85.6%
21,800	State Street SPDR S&P 500 ETF Trust	$16,279,586
23,800	Vanguard S&P 500 ETF	16,346,078
		32,625,664

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,548,164)	32,625,664

	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUNDS - 7.4%
2,818,428	First American Treasury Obligations Fund, Class X, 3.57% (Cost $2,818,428)(a)	2,818,428

	TOTAL INVESTMENTS - 93.0% (Cost $32,366,592)	$35,444,092
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	2,658,200
	NET ASSETS - 100.0%	$38,102,292

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CBOT Soybean Future(c)	11/16/2026	$171,563	$(950)
1	CBOT Soybean Meal Future(c)	12/15/2026	30,310	270
24	CBOT Soybean Oil Future(c)	12/15/2026	941,040	(24,216)
3	CBOT US Treasury Bond Future	09/22/2026	340,500	(2,125)
9	CME E-Mini NASDAQ 100 Index Future	09/21/2026	5,494,230	74,320
5	CME E-Mini Russell 2000 Index Future	09/21/2026	761,400	3,635
32	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	12,077,200	132,574
1	COMEX Copper Future(c)	09/29/2026	156,350	(1,575)
2	E-Mini Dow Jones Industrial Average Index Future	09/21/2026	526,700	(1,805)
11	Eurex 10 Year Euro BUND Future	09/09/2026	1,599,566	5,663
5	Eurex 2 Year Euro SCHATZ Future	09/09/2026	605,002	(5)
2	Eurex 30 Year Euro BUXL Future	09/09/2026	254,014	(890)
10	Euro-BTP Italian Bond Future	09/09/2026	1,362,910	890
10	French Government Bond Future	09/09/2026	1,370,104	(763)
12	ICE US MSCI Emerging Markets EM Index Future	09/21/2026	1,054,380	(12,065)
4	Long Gilt Future	09/29/2026	473,319	(3,638)
20	Micro E-Mini S&P 500 Future	09/21/2026	754,825	4,850
1	NYBOT CSC Cocoa Future(c)	09/16/2026	50,780	(1,380)
1	NYBOT CSC Coffee Future(c)	09/21/2026	111,169	1,201
3	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2026	49,795	33
4	NYBOT CTN Number 2 Cotton Future(c)	12/09/2026	153,600	(5,070)
5	NYMEX Henry Hub Natural Gas Future(c)	07/30/2026	163,750	(2,040)
1	NYMEX NY Harbor ULSD Future(c)	08/03/2026	135,622	6,989

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
10	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	08/03/2026	$1,215,858	$36,963
2	SGX Nikkei 225 Stock Index Future	09/11/2026	432,300	6,531
6	Three-Month SOFR Future	03/21/2029	1,443,450	(50)
5	Ultra 10-Year US Treasury Note Future	09/22/2026	562,344	(265)
	TOTAL LONG FUTURES CONTRACTS			217,082

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
28	CBOT 10 Year US Treasury Note Future	09/22/2026	$3,076,938	$7,920
22	CBOT 2 Year US Treasury Note Future	10/01/2026	4,534,922	(384)
19	CBOT 5 Year US Treasury Note Future	10/01/2026	2,033,891	570
8	CBOT Corn Future(c)	12/15/2026	174,400	1,150
1	CBOT Wheat Future(c)	09/15/2026	29,463	(613)
5	CME Australian Dollar Currency Future	09/15/2026	345,550	(330)
24	CME British Pound Currency Future	09/15/2026	1,988,250	(4,187)
19	CME Canadian Dollar Currency Future	09/16/2026	1,342,160	5,110
1	CME Ether Future(c)	08/03/2026	79,075	(975)
16	CME Euro Foreign Exchange Currency Future	09/15/2026	2,291,300	(8,256)
33	CME Japanese Yen Currency Future	09/15/2026	2,552,138	10,736
37	CME Mexican Peso Currency Future	09/15/2026	1,051,170	(2,800)
89	CME Micro Bitcoin Future(c)	08/03/2026	524,210	356
7	CME Swiss Franc Currency Future	09/15/2026	1,091,606	4,419
2	CME Yen Denominated Nikkei 225 Index Future	09/11/2026	438,235	(12,666)
11	Eurex 5 Year Euro BOBL Future	09/09/2026	1,449,332	(5,332)
2	Eurex DAX Index Future	09/21/2026	1,435,195	(15,126)
7	Eurex EURO STOXX 50 Future	09/21/2026	508,074	(8,189)
1	FTSE 100 Index Future	09/21/2026	139,824	(132)
11	HKG Hang Seng China Enterprises Index Future	07/31/2026	528,272	12,670
3	HKG Hang Seng Index Future	07/31/2026	436,966	7,562
1	ICE Brent Crude Oil Future(c)	08/03/2026	72,950	80
1	NYMEX Light Sweet Crude Oil Future(c)	07/22/2026	69,500	1,030
19	SGX FTSE China A50 Futures Contract	07/31/2026	294,766	(3,019)
1	Ultra U.S. Treasury Bond Future	09/22/2026	116,156	532
	TOTAL SHORT FUTURES CONTRACTS			(9,874)
	TOTAL FUTURES CONTRACTS			$207,208

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Rational		Rational	Rational
	Equity Armor	Rational	Dynamic Brands	Strategic Allocation
	Fund	Premium Income Fund	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$48,042,047	$17,974,985	$44,197,764	$992,664
Investments in Affiliated securities, at cost	—	—	—	8,297,542
Total Securities at Cost	$48,042,047	$17,974,985	$44,197,764	$9,290,206

Investments in Unaffiliated securities, at value	$58,244,068	$17,819,944	$53,319,714	$1,048,140
Investments in Affiliated securities, at value	—	—	—	8,153,492
Total Securities at Value	$58,244,068	$17,819,944	$53,319,714	$9,201,632
Cash Collateral Held at Custodian	—	3,750,000	—	—
Deposits with Brokers for futures and options	4,105,116	11,953	—	964,889
Receivable for securities sold	—	—	634,513	—
Receivable for Fund shares sold	222,848	—	95	—
Unrealized appreciation - on swap contracts	—	575,305	—	—
Futures unrealized appreciation	—	—	—	58,380
Dividends and interest receivable	45,325	188,930	25,345	2,905
Due from Advisor	—	—	—	8,751
Prepaid expenses and other assets	37,074	34,493	26,652	15,430
Total Assets	62,654,431	22,380,625	54,006,319	10,251,987

LIABILITIES:
Options written (premiums received $3,258,950, $0, $0, $0)	3,133,750	—	—	—
Payable for securities purchased	—	—	3,341,479	2,647
Management fees payable	36,241	11,834	31,246	—
Due to custodian	—	—	176	—
Futures unrealized depreciation	337,479	—	—	—
Payable for Fund shares redeemed	162,477	2,545	174	11,106
Payable to related parties	5,096	5,376	7,607	7,275
Shareholder services fees payable	6,308	8,085	11,989	743
Accrued 12b-1 fees	493	1,745	15,547	3,738
Trustee fees payable	4,329	4,392	4,401	4,389
Accrued expenses and other liabilities	26,990	10,664	27,526	31,435
Total Liabilities	3,713,163	44,641	3,440,145	61,333

Net Assets	$58,941,268	$22,335,984	$50,566,174	$10,190,654

NET ASSETS CONSIST OF:
Paid in capital	$45,924,963	$23,107,974	$37,138,149	$10,340,981
Accumulated earnings (deficits)	13,016,305	(771,990)	13,428,025	(150,327)
Net Assets	$58,941,268	$22,335,984	$50,566,174	$10,190,654

Institutional Shares
Net Assets	$48,335,239	$19,296,814	$33,979,095	$1,395,032
Shares of beneficial interest outstanding (a)	4,122,424	1,158,081	543,886	151,149
Net asset value, offering price and redemption price per share (c)	$11.72	$16.66	$62.47	$9.23

Class A Shares
Net Assets	$9,512,444	$1,222,198	$13,272,591	$8,679,871
Shares of beneficial interest outstanding (a)	819,055	73,027	352,681	934,938
Net asset value and redemption price per share	$11.61	$16.74	$37.63	$9.28
Maximum offering price per share (b)	$12.19	$17.57	$39.51	$9.74
Minimum redemption price per share (d)	$11.49	$16.57	$37.25	$9.19

Class C Shares
Net Assets	$1,093,585	$1,816,972	$3,314,488	115,751
Shares of beneficial interest outstanding (a)	97,099	113,307	109,281	12,665
Net asset value, offering price and redemption price per share (c)	$11.26	$16.04	$30.33	$9.14

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% CDSC on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2026

		Rational/Pier 88	Rational	Rational/RGN
	Return Stacked® Balanced	Convertible Securities	Special Situations	Hedged Equity
	Allocation & Systematic Macro Fund	Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$30,025,201	$216,876,217	$1,403,615,100	$32,366,592
Investments, at value	$34,435,623	$231,987,273	$1,386,478,649	$35,444,092
Cash	—	—	4,522,406	—
Futures unrealized appreciation	978,710	—	—	326,056
Deposits with Brokers for futures	462,262	—	—	2,836,330
Foreign cash deposits with brokers for futures (Cost $2,484,450, $0, $0, $122,105)	2,220,191	—	—	460,825
Receivable for securities sold	—	—	1,056	—
Dividends and interest receivable	42,521	424,039	4,498,850	47,893
Receivable for Fund shares sold	640	190,444	1,382,542	176,500
Prepaid expenses and other assets	27,520	32,632	100,537	13,994
Total Assets	38,167,467	232,634,388	1,396,984,040	39,305,690

LIABILITIES:
Payable for securities purchased	—	—	3,429,560	—
Futures unrealized depreciation	590,992	—	—	118,848
Management fees payable	39,113	142,748	1,691,597	41,062
Payable for Fund shares redeemed	52,083	12,718	935,131	1,005,000
Payable to related parties	8,692	20,031	110,040	5,391
Accrued 12b-1 fees	213	782	134,553	42
Due to custodian	—	—	—	—
Shareholder services fees payable	5,522	55,204	245,144	2,307
Trustee fees payable	4,414	4,329	4,391	4,418
Accrued expenses and other liabilities	39,741	28,236	67,153	26,330
Total Liabilities	740,770	264,048	6,617,569	1,203,398

Net Assets	$37,426,697	$232,370,340	$1,390,366,471	$38,102,292

NET ASSETS CONSIST OF:
Paid in capital	$30,390,487	$221,903,236	$1,466,793,349	$33,876,711
Accumulated earnings (deficits)	7,036,210	10,467,104	(76,426,878)	4,225,581
Net Assets	$37,426,697	$232,370,340	$1,390,366,471	$38,102,292

Institutional Shares
Net Assets	$34,824,703	$231,843,500	$1,303,211,507	$37,825,200
Shares of beneficial interest outstanding (a)	1,463,279	19,846,103	72,735,851	2,825,972
Net asset value, offering price and redemption price per share	$23.80	$11.68	$17.92	$13.38

Class A Shares
Net Assets	$700,448	$272,949	$48,841,561	$263,656
Shares of beneficial interest outstanding (a)	29,889	23,399	2,729,909	19,808
Net asset value and redemption price per share	$23.43	$11.66	$17.89	$13.31
Maximum offering price per share (b)	$24.86	$12.24	$18.78	$14.12
Minimum redemption price per share (d)	$23.20	$11.54	$17.71	$13.19

Class C Shares
Net Assets	$1,901,546	$253,891	$38,313,403	$13,436
Shares of beneficial interest outstanding (a)	85,629	21,929	2,147,413	1,019
Net asset value, offering price and redemption price per share (c)	$22.21	$11.58	$17.84	$13.18

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for Rational/Pier 88 Convertible Securities Fund and Rational Special Situations Income Fund. There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for Return Stacked® Balanced Allocation & Systematic Macro Fund and RGN Hedged Equity Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% CDSC on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2026

	Rational		Rational	Rational
	Equity Armor	Rational	Dynamic Brands	Strategic Allocation
	Fund	Premium Income Fund	Fund	Fund
Investment Income:
Dividend income	$284,814	$—	$163,092	$—
Interest income	106,652	500,129	19,438	17,886
Dividend income - affiliated companies	—	—	—	21,589
Foreign tax withheld	(7,235)	—	(9,464)	—
Total Investment Income	384,231	500,129	173,066	39,475

Operating Expenses:
Investment management fees	219,398	213,769	205,023	4,757
12b-1 Fees - Class A Shares	11,480	1,622	17,299	10,184
12b-1 Fees - Class C Shares	5,537	9,484	18,099	528
Shareholder Services Fees - Institutional Shares	21,330	12,870	14,697	69
Shareholder Services Fees - Class A Shares	4,805	665	6,362	3,928
Shareholder Services Fees - Class C Shares	325	417	674	59
Financial Administration fees/Fund Accounting fees	28,117	21,723	25,575	19,297
Registration fees	24,995	23,882	24,385	10,536
Legal fees	17,204	20,753	17,987	16,647
Legal Administration/Management Service Fees	9,600	4,011	8,974	1,561
Trustees’ fees	9,170	9,170	9,170	9,170
Audit fees	8,232	8,232	7,736	8,232
Compliance officer fees	6,818	4,023	6,912	3,301
Interest expense	6,223	113	128	574
Custody fees	3,617	1,615	2,581	1,292
Printing expense	2,633	6,738	3,817	959
Insurance expense	1,221	1,845	2,287	314
Miscellaneous expenses	1,341	1,340	1,340	1,356
Total Operating Expenses	382,046	342,272	373,046	92,764

Less: Expenses waived/reimbursed by Advisor	—	(88,327)	(661)	(60,073)
Net Operating Expenses	382,046	253,945	372,385	32,691

Net Investment Income (Loss)	2,185	246,184	(199,319)	6,784

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	4,858,193	1,936	3,918,323	—
Affiliated companies	—	—	—	(355,013)
Options purchased	(1,980,513)	—	—	—
Options written	218,094	—	—	—
Futures	710,463	—	—	581,483
Swaps	—	621,632	—	—
Net Realized Gain on Investments	3,806,237	623,568	3,918,323	226,470

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	1,605,855	(168,808)	(7,264,525)	(46,290)
Affiliated companies	—	—	—	438,837
Options purchased	(22,233)	—	—	—
Options written	81,300	—	—	—
Futures	(301,580)	—	—	38,655
Swaps	—	590,137	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,363,342	421,329	(7,264,525)	431,202

Net Realized and Unrealized Gain (Loss) on Investments	5,169,579	1,044,897	(3,346,202)	657,672

Net Increase (Decrease) in Net Assets Resulting From Operations	$5,171,764	$1,291,081	$(3,545,521)	$664,456

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2026

		Rational/Pier 88	Rational	Rational/RGN
	Return Stacked® Balanced	Convertible Securities	Special Situations	Hedged Equity
	Allocation & Systematic Macro Fund	Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
Investment Income:
Dividend income	$105,129	$1,549,317	$290,282	$127,848
Interest income	294,049	387,042	43,006,753	43,975
Total Investment Income	399,178	1,936,359	43,297,035	171,823

Operating Expenses:
Investment management fees	354,509	920,571	9,884,071	192,298
12b-1 Fees - Class A Shares	1,021	363	61,990	201
12b-1 Fees - Class C Shares	9,622	1,185	191,781	63
Shareholder Services Fees - Institutional Shares	18,696	92,729	726,052	7,026
Shareholder Services Fees - Class A Shares	606	161	26,946	42
Shareholder Services Fees - Class C Shares	195	93	8,296	6
Financial Administrative fees /Fund Accounting fees	27,763	63,699	470,300	22,332
Registration fees	20,946	22,002	45,994	15,048
Legal fees	19,858	16,647	20,810	19,605
Trustees’ fees	9,170	9,170	9,171	9,170
Compliance officer fees	9,065	8,740	22,170	6,330
Audit fees	8,898	8,628	27,824	8,876
Legal Administration/Management Service Fees	6,650	35,534	216,211	3,595
Printing expenses	6,533	4,809	50,121	1,635
Custody fees	3,213	6,741	50,240	1,717
Insurance Expense	2,001	6,367	32,739	289
Interest expense	533	—	—	—
Miscellaneous expense	1,341	1,345	1,587	1,368
Total Operating Expenses	500,620	1,198,784	11,846,303	289,601

Less: Expenses waived/reimbursed by Advisor	(90,735)	(124,431)	(69,121)	(69,295)
Net Operating Expenses	409,885	1,074,353	11,777,182	220,306

Net Investment Income (Loss)	(10,707)	862,006	31,519,853	(48,483)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	1,786,560	9,261,472	3,808,339	261,232
Futures	2,706,740	—	—	686,229
Foreign currency transactions	(36,141)	—	—	(11,753)
Net Realized Gain on Investments	4,457,159	9,261,472	3,808,339	935,708

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	282,825	11,602,794	(7,627,732)	1,598,084
Futures	168,056	—	—	233,136
Foreign currency translations	(43,408)	—	—	(156)
Net Change in Unrealized Appreciation (Depreciation) on Investments	407,473	11,602,794	(7,627,732)	1,831,064

Net Realized and Unrealized Gain (Loss) on Investments	4,864,632	20,864,266	(3,819,393)	2,766,772

Net Increase in Net Assets Resulting From Operations	$4,853,925	$21,726,272	$27,700,460	$2,718,289

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Premium Income Fund		Rational Dynamic Brands Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$2,185	$(112,750)	$246,184	$691,304	$(199,319)	$(420,298)
Net realized gain (loss) on investments, futures and options	3,806,237	(54,529)	623,568	1,168,679	3,918,323	4,844,481
Net change in unrealized appreciation (depreciation) on investments, options, futures, and swaps	1,363,342	4,644,954	421,329	(30,565)	(7,264,525)	(3,743,777)
Net increase (decrease) in net assets resulting from operations	5,171,764	4,477,675	1,291,081	1,829,418	(3,545,521)	680,406

Distributions to Shareholders from:
Total Distributions :
Institutional	(98,131)	—	(626,908)	(1,672,197)	—	—
Class A	(14,260)	—	(36,934)	(90,789)	—	—
Class C	(456)	—	(49,763)	(111,145)	—	—

Total distributions to shareholders	(112,847)	—	(713,605)	(1,874,131)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	6,986,154	20,715,485	1,326,046	2,601,871	57,986	3,392,809
Class A	38,830	150,759	168	100,782	262,417	554,721
Class C	33,791	137,012	213	39,381	22,080	413,086
Reinvestment of distributions
Institutional	80,481	—	515,314	1,317,451	—	—
Class A	13,094	—	31,510	78,994	—	—
Class C	334	—	47,910	106,755	—	—
Cost of shares redeemed
Institutional	(6,924,558)	(4,957,341)	(8,076,451)	(39,849,128)	(7,833,172)	(15,451,327)
Class A	(477,316)	(823,415)	(259,188)	(3,130,999)	(1,419,239)	(1,946,009)
Class C	(152,626)	(203,976)	(341,271)	(1,385,733)	(650,950)	(892,004)
Net increase (decrease) in net assets from share transactions of beneficial interest	(401,816)	15,018,524	(6,755,749)	(40,120,626)	(9,560,878)	(13,928,724)

Total Increase/(Decrease) in Net Assets	4,657,101	19,496,199	(6,178,273)	(40,165,339)	(13,106,399)	(13,248,318)

Net Assets:
Beginning of period/year	54,284,167	34,787,968	28,514,257	68,679,596	63,672,573	76,920,891
End of period/year	$58,941,268	$54,284,167	$22,335,984	$28,514,257	$50,566,174	$63,672,573

Share Activity:
Institutional Class
Shares Sold	630,887	1,957,991	81,119	154,102	921	51,461
Shares Reinvested	7,455	—	31,720	81,224	—	—
Shares Redeemed	(596,539)	(482,932)	(497,747)	(2,339,064)	(123,382)	(234,196)
Net increase (decrease) in shares of Beneficial interest	41,803	1,475,059	(384,908)	(2,103,738)	(122,461)	(182,735)

Class A
Shares Sold	3,456	14,414	10	5,985	7,033	14,068
Shares Reinvested	1,226	—	1,929	4,849	—	—
Shares Redeemed	(43,443)	(81,734)	(15,981)	(185,363)	(37,644)	(48,561)
Net decrease in shares of Beneficial interest	(38,761)	(67,320)	(14,042)	(174,529)	(30,611)	(34,493)

Class C
Shares Sold	3,081	13,459	14	2,429	680	12,976
Shares Reinvested	33	—	3,060	6,826	—	—
Shares Redeemed	(13,976)	(20,387)	(22,063)	(85,221)	(21,467)	(27,369)
Net decrease in shares of Beneficial interest	(10,862)	(6,928)	(18,989)	(75,966)	(20,787)	(14,393)

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Return Stacked® Balanced Allocation &
	Rational Strategic Allocation Fund		Systematic Macro Fund
			(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$6,784	$13,884	$(10,707)	$382,676
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	226,470	(127,867)	4,457,159	(2,881,680)
Net change in unrealized appreciation on investments, affiliated companies, foreign currency translations and futures	431,202	1,056,023	407,473	2,649,448
Net increase in net assets resulting from operations	664,456	942,040	4,853,925	150,444

Distributions to Shareholders:
Total Distributions Paid :
Institutional	(2,249)	(117,731)	—	(369,319)
Class A	(4,266)	(732,504)	—	(7,383)
Class C	—	(8,892)	—	(22,167)

Total distributions to shareholders	(6,515)	(859,127)	—	(398,869)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	—	—	5,905,075	20,493,922
Class A	13,466	33,843	2,686	451,488
Class C	—	27,637	60,675	114,588
Reinvestment of distributions
Institutional	2,249	707	—	256,097
Class A	3,891	662,869	—	7,383
Class C	—	8,810	—	22,167
Cost of shares redeemed
Institutional	—	—	(16,358,559)	(45,420,125)
Class A	(533,979)	(1,231,971)	(423,976)	(1,365,869)
Class C	(1,023)	(28,924)	(630,083)	(1,071,698)
Net decrease in net assets from share transactions of beneficial interest	(515,396)	(527,029)	(11,444,182)	(26,512,047)

Total Decrease in Net Assets	142,545	(444,116)	(6,590,257)	(26,760,472)

Net Assets:
Beginning of period/year	10,048,109	10,492,225	44,016,954	70,777,426
End of period/year	$10,190,654	$10,048,109	$37,426,697	$44,016,954

Share Activity:
Institutional Class
Shares Sold	—	—	261,694	1,016,190
Shares Reinvested	296	86	—	12,052
Shares Redeemed	—	—	(721,811)	(2,337,387)
Net increase (decrease) in shares of Beneficial interest	296	86	(460,117)	(1,309,145)

Class A
Shares Sold	1,554	4,169	125	21,681
Shares Reinvested	558	80,319	—	352
Shares Redeemed	(61,707)	(152,415)	(19,703)	(67,018)
Net decrease in shares of Beneficial interest	(59,595)	(67,927)	(19,578)	(44,985)

Class C
Shares Sold	—	3,838	2,738	5,833
Shares Reinvested	—	1,077	—	1,112
Shares Redeemed	(111)	(3,986)	(31,033)	(56,455)
Net increase (decrease) in shares of Beneficial interest	(111)	929	(28,295)	(49,510)

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational/RGN Hedged Equity Fund
					(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$862,006	$6,825,551	$31,519,853	$57,397,942	$(48,483)	$(68,554)
Net realized gain (loss) on investments, futures, and foreign currency transactions	9,261,472	1,911,270	3,808,339	(9,990,692)	935,708	365,207
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	11,602,794	(4,480,460)	(7,627,732)	11,999,859	1,831,064	1,318,766
Net increase in net assets resulting from operations	21,726,272	4,256,361	27,700,460	59,407,109	2,718,289	1,615,419

Distributions to Shareholders:
Total Distributions :
Institutional	(8,048,671)	(7,165,192)	(31,878,550)	(59,955,692)	—	(184,288)
Class A	(10,145)	(12,098)	(1,218,583)	(2,767,861)	—	(2,145)
Class C	(7,702)	(6,042)	(807,500)	(1,764,585)	—	(164)

Total distributions to shareholders	(8,066,518)	(7,183,332)	(33,904,633)	(64,488,138)	—	(186,597)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	12,228,691	17,187,632	265,546,410	587,033,715	30,470,385	4,084,312
Class A	—	10,132	6,261,836	21,706,254	235,604	147,523
Class C	—	—	2,986,008	8,738,393	—	—
Reinvestment of distributions
Institutional	3,244,799	2,698,579	27,921,186	52,945,130	—	142,628
Class A	10,145	12,098	1,056,501	2,417,877	—	2,145
Class C	7,702	6,041	689,325	1,493,846	—	164
Cost of shares redeemed
Institutional	(6,835,345)	(11,367,590)	(180,582,488)	(349,971,251)	(8,607,329)	(557,449)
Class A	(59,971)	(251,133)	(10,039,350)	(22,083,185)	(138,021)	(9,851)
Class C	(1,200)	(47,796)	(4,522,013)	(7,836,835)	—	—
Net increase in net assets from share transactions of beneficial interest	8,594,821	8,247,963	109,317,415	294,443,944	21,960,639	3,809,472

Total Increase in Net Assets	22,254,575	5,320,992	103,113,242	289,362,915	24,678,928	5,238,294

Net Assets:
Beginning of period/year	210,115,765	204,794,773	1,287,253,229	997,890,314	13,423,364	8,185,070
End of period/year	$232,370,340	$210,115,765	$1,390,366,471	$1,287,253,229	$38,102,292	$13,423,364

Share Activity:
Institutional
Shares Sold	1,096,172	1,550,219	14,752,590	32,513,913	2,326,065	385,014
Shares Reinvested	301,534	245,128	1,553,636	2,938,687	—	12,139
Shares Redeemed	(611,427)	(1,025,743)	(10,022,689)	(19,393,734)	(645,594)	(52,727)
Net increase in shares of Beneficial interest	786,279	769,604	6,283,537	16,058,866	1,680,471	344,426

Class A
Shares Sold	—	915	348,240	1,203,316	17,910	13,060
Shares Reinvested	949	1,102	58,858	134,357	—	183
Shares Redeemed	(5,278)	(22,467)	(558,315)	(1,225,761)	(11,464)	(993)
Net increase (decrease) in shares of Beneficial interest	(4,329)	(20,450)	(151,217)	111,912	6,446	12,250

Class C
Shares Sold	—	—	166,704	485,674	—	—
Shares Reinvested	725	554	38,509	83,269	—	14
Shares Redeemed	(108)	(4,339)	(252,188)	(436,213)	—	—
Net increase (decrease) in shares of Beneficial interest	617	(3,785)	(46,975)	132,730	—	14

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$10.78		$9.57	$8.19	$7.97		$8.99	$7.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00		(0.02)	(0.03)	0.00	(G)	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.96		1.23	1.41	0.23		(1.03)	1.07
Total from investment operations	0.96		1.21	1.38	0.23		(0.96)	1.14
LESS DISTRIBUTIONS:
From net investment income	(0.02)		—	—	(0.00	) (G)	(0.06)	(0.11)
From Return of Capital	—		—	—	(0.01)		—	—
Total distributions	(0.02)		—	—	(0.01)		(0.06)	(0.11)
Net asset value, end of period/year	$11.72		$10.78	$9.57	$8.19		$7.97	$8.99
Total return (B)	8.94	% (I)	12.64%	16.85%	2.95%		(10.68)%	14.37	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$48,335		$43,994	$24,923	$25,741		$55,862	$58,975
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.25	% (J)	1.41%	1.56%	1.45%		1.20%	1.15%
Expenses, net waiver and reimbursement (D,E)	1.25	% (J)	1.41%	1.56%	1.45%		1.20%	1.10%
Net investment income (loss) (D,H)	0.07	% (J)	(0.19)%	(0.36)%	(0.01)%		0.80%	0.80%
Portfolio turnover rate	161	% (I)	204%	270%	580%		281%	239%

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$10.69		$9.51	$8.16	$7.96		$8.98	$7.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.05)	(0.05)	(0.02)		0.04	0.05
Net realized and unrealized gain (loss) on investments	0.95		1.23	1.40	0.23		(1.01)	1.07
Total from investment operations	0.94		1.18	1.35	0.21		(0.97)	1.12
LESS DISTRIBUTIONS:
From net investment income	(0.02)		—	—	(0.00	)(G)	(0.05)	(0.09)
From Return of Capital	—		—	—	(0.01)		—	—
Total distributions	(0.02)		—	—	(0.01)		(0.05)	(0.09)
Net asset value, end of period/year	$11.61		$10.69	$9.51	$8.16		$7.96	$8.98
Total return (B)	8.78	% (I)	12.41%	16.54%	2.62%		(10.86)%	14.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$9,512		$9,169	$8,795	$8,604		$9,717	$11,858
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	1.51	% (J)	1.67%	1.81%	1.72%		1.46%	1.40%
Expenses, net waiver and reimbursement (D,F)	1.51	% (J)	1.67%	1.81%	1.72%		1.46%	1.35%
Net investment income (loss) (D,H)	(0.20	)% (J)	(0.45)%	(0.60)%	(0.28)%		0.53%	0.55%
Portfolio turnover rate	161	% (I)	204%	270%	580%		281%	239%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.22	% (J)	1.38%	1.48%	1.30%	1.19%	1.15%
Expenses, net waiver and reimbursement	1.22	% (J)	1.38%	1.48%	1.30%	1.19%	1.10%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.49	% (J)	1.64%	1.73%	1.57%	1.45%	1.40%
Expenses, net waiver and reimbursement	1.49	% (J)	1.64%	1.73%	1.57%	1.45%	1.35%

(G)	Less than $.005

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Not Annualized

(J)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$10.39		$9.31	$8.04	$7.89	$8.93	$7.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.11)	(0.11)	(0.07)	(0.01)	(0.01)
Net realized and unrealized gain on investments	0.92		1.19	1.38	0.22	(1.02)	1.07
Total from investment operations	0.87		1.08	1.27	0.15	(1.03)	1.06
LESS DISTRIBUTIONS:
From net investment income	0.00	(H)	—	—	—	(0.01)	(0.03)
Total distributions	—		—	—	—	(0.01)	(0.03)
Net asset value, end of period/year	$11.26		$10.39	$9.31	$8.04	$7.89	$8.93
Total return (B)	8.42	% (F)	11.60%	15.80%	1.90%	(11.51)%	13.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,094		$1,122	$1,069	$1,223	$1,610	$1,771
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	2.22	% (G)	2.38%	2.52%	2.41%	2.15%	2.15%
Expenses, net waiver and reimbursement (C, D)	2.22	% (G)	2.38%	2.52%	2.41%	2.15%	2.06%
Net investment income (loss) (D,E)	(0.91	)% (G)	(1.15)%	(1.32)%	(0.98)%	(0.15)%	(0.16)%
Portfolio turnover rate	161	% (F)	204%	270%	580%	281%	239%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.20	% (G)	2.35%	2.44%	2.26%	2.14%	2.14%
Expenses, net waiver and reimbursement	2.20	% (G)	2.35%	2.44%	2.26%	2.14%	2.06%

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not Annualized.

(G)	Annualized.

(H)	Represents an amount less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Premium Income Fund
(Formerly, Rational Tactical Return Fund)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2026		2025		2024	2023	2022(A)	2021(A)
	(Unaudited)
Net asset value, beginning of period/year	$16.22		$16.71		$16.91	$17.00	$17.10	$17.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.17		0.23		0.43	0.25	(0.09)	(0.33)
Net realized and unrealized gain on investments	0.76		0.37		0.12	0.61	0.04	0.99
Total from investment operations	0.93		0.60		0.55	0.86	(0.05)	0.66
LESS DISTRIBUTIONS:
From net investment income	(0.49)		(0.40)		(0.64)	(0.25)	—	—
From net realized gains on investments	—		(0.69)		(0.11)	(0.70)	(0.05)	(0.63)
Total distributions	(0.49)		(1.09)		(0.75)	(0.95)	(0.05)	(0.63)
Net asset value, end of period/year	$16.66		$16.22		$16.71	$16.91	$17.00	$17.10
Total return (C)	5.84	% (F),(G)	3.60	% (F)	3.24%	5.06%	(0.30)%	3.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$19,297		$25,028		$60,944	$119,144	$199,786	$264,557
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.72	% (H)	2.28%		2.14%	2.08%	2.02%	2.04%
Expenses, net waiver and reimbursement (D)	1.99	% (H)	2.00%		2.00%	2.00%	1.99%	1.99%
Net investment income (loss)	2.11	% (H)	1.37%		2.53%	1.44%	(0.86)%	(1.98)%
Portfolio turnover rate	15	% (G)	0%		0%	0%	0%	0%

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2026		2025		2024	2023	2022(A)	2021(A)
	(Unaudited)
Net asset value, beginning of period/year	$16.29		$16.75		$16.93	$17.02	$17.16	$17.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.15		0.19		0.39	0.22	(0.12)	(0.39)
Net realized and unrealized gain on investments	0.77		0.37		0.12	0.59	0.03	1.02
Total from investment operations	0.92		0.56		0.51	0.81	(0.09)	0.63
LESS DISTRIBUTIONS:
From net investment income	(0.47)		(0.33)		(0.58)	(0.20)	—	—
From net realized gains on investments	—		(0.69)		(0.11)	(0.70)	(0.05)	(0.63)
Total distributions	(0.47)		(1.02)		(0.69)	(0.90)	(0.05)	(0.63)
Net asset value, end of period/year	$16.74		$16.29		$16.75	$16.93	$17.02	$17.16
Total return (C)	5.75	% (F),(G)	3.36	% (F)	3.00%	4.77%	(0.53)%	3.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,222		$1,418		$4,383	$7,328	$8,868	$18,494
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.96	% (H)	2.52%		2.42%	2.33%	2.29%	2.29%
Expenses, net waiver and reimbursement (E)	2.24	% (H)	2.25%		2.25%	2.25%	2.24%	2.24%
Net investment income (loss)	1.86	% (H)	1.11%		2.27%	1.27%	(1.28)%	(2.23)%
Portfolio turnover rate	15	% (G)	0%		0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.72	% (H)	2.27%	2.14%	2.07%	2.02%	2.04%
Expenses, net waiver and reimbursement	1.99	% (H)	1.99%	1.99%	1.99%	1.99%	1.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.96	% (H)	2.51%	2.42%	2.32%	2.29%	2.29%
Expenses, net waiver and reimbursement	2.24	% (H)	2.24%	2.24%	2.24%	2.24%	2.24%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Premium Income Fund
(Formerly, Rational Tactical Return Fund) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,		December 31,
	2026		2025		2024	2023	2022(A)		2021(A)
	(Unaudited)
Net asset value, beginning of period/year	$15.63		$16.10		$16.29	$16.38	$16.65		$16.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.09		0.06		0.25	0.08	(0.19)		(0.51)
Net realized and unrealized gain (loss) on investments	0.73		0.35		0.12	0.57	(0.03	)(C)	0.99
Total from investment operations	0.82		0.41		0.37	0.65	(0.22)		0.48
LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.19)		(0.45)	(0.04)	—		—
From net realized gains on investments	—		(0.69)		(0.11)	(0.70)	(0.05)		(0.63)
Total distributions	(0.41)		(0.88)		(0.56)	(0.74)	(0.05)		(0.63)
Net assets, end of period/year (in 000’s)	$16.04		$15.63		$16.10	$16.29	$16.38		$16.65
Total return (D)	5.36	% (F),(G)	2.57	% (F)	2.25%	3.97%	(1.33)%		2.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,817		$2,068		$3,353	$5,311	$7,808		$9,444
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.65	% (H)	3.24%		3.08%	3.04%	2.99%		3.00%
Expenses, net waiver and reimbursement (E)	2.99	% (H)	3.00%		3.00%	3.00%	2.99%		2.99%
Net investment income (loss)	1.11	% (H)	0.37%		1.51%	0.50%	(1.85)%		(2.98)%
Portfolio turnover rate	15	% (G)	0%		0%	0%	0%		0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.65	% (H)	3.23%	3.07%	3.03%	2.99%	3.00%
Expenses, net waiver and reimbursement	2.99	% (H)	2.99%	2.99%	2.99%	2.99%	2.99%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,	December 31,
	2026		2025	2024		2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$66.26		$65.58	$51.93		$36.45		$59.52	$56.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.19)		(0.30)	(0.37)		(0.13)		(0.07)	(0.41)
Net realized and unrealized gain (loss) on investments	(3.60)		0.98	14.02		15.61		(21.01)	8.68
Total from investment operations	(3.79)		0.68	13.65		15.48		(21.08)	8.27
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—		—		(1.99)	(4.95)
Total distributions	—		—	—		—		(1.99)	(4.95)
Net asset value, end of period/year	$62.47		$66.26	$65.58		$51.93		$36.45	$59.52
Total return (B)	(5.72	)% (G)	1.04%	26.29	% (C)	42.47	% (C)	(35.41)%	14.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$33,979		$44,151	$55,684		$44,767		$28,643	$82,648
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.24	% (H)	1.16%	1.19%		1.26%		1.20%	1.10%
Expenses, net waiver and reimbursement (D)	1.24	% (H)	1.16%	1.20	% (F)	1.24%		1.20%	1.14%
Net investment loss	(0.60	)% (H)	(0.46)%	(0.63)%		(0.29)%		(0.16)%	(0.65)%
Portfolio turnover rate	111	% (G)	267%	340%		194%		154%	225%

	Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,	December 31,
	2026		2025	2024		2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$39.96		$39.66	$31.49		$22.16		$37.49	$37.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.16)		(0.30)	(0.32)		(0.15)		(0.11)	(0.41)
Net realized and unrealized gain (loss) on investments	(2.17)		0.60	8.49		9.48		(13.23)	5.69
Total from investment operations	(2.33)		0.30	8.17		9.33		(13.34)	5.28
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—		—		(1.99)	(4.95)
Total distributions	—		—	—		—		(1.99)	(4.95)
Net asset value, end of period/year	$37.63		$39.96	$39.66		$31.49		$22.16	$37.49
Total return (B)	(5.83	)% (G)	0.76%	25.94%		42.10%		(35.58)%	14.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$13,273		$15,317	$16,570		$14,456		$11,668	$23,205
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.50	% (H)	1.43%	1.46%		1.52%		1.47%	1.37%
Expenses, net waiver and reimbursement (E)	1.49	% (H)	1.43%	1.47	% (F)	1.49%		1.47%	1.47%
Net investment loss	(0.85	)% (H)	(0.74)%	(0.90)%		(0.55)%		(0.41)%	(1.00)%
Portfolio turnover rate	111	% (G)	267%	340%		194%		154%	225%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.24	% (H)	1.15%	1.19%		1.26%	1.19%	1.10%
Expenses, net waiver and reimbursement	1.24	% (H)	1.15%	1.20	% (F)	1.24%	1.19%	1.14%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.50	% (H)	1.43%	1.46%		1.52%	1.46%	1.37%
Expenses, net waiver and reimbursement	1.49	% (H)	1.43%	1.47	% (F)	1.49%	1.46%	1.47%

(F)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,		December 31,	December 31,
	2026		2025	2024		2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$32.32		$32.30	$25.82		$18.31		$31.73	$32.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.24)		(0.46)	(0.46)		(0.28)		(0.26)	(0.58)
Net realized and unrealized gain (loss) on investments	(1.75)		0.48	6.94		7.79		(11.17)	4.92
Total from investment operations	(1.99)		0.02	6.48		7.51		(11.43)	4.34
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—		—		(1.99)	(4.95)
Total distributions	—		—	—		—		(1.99)	(4.95)
Net asset value, end of period/year	$30.33		$32.32	$32.30		$25.82		$18.31	$31.73
Total return (B)	(6.16	)% (F)	0.06%	25.10	% (C)	41.02	% (C)	(36.02)%	13.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$3,314		$4,204	$4,666		$3,621		$2,852	$4,898
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.20	% (G)	2.12%	2.15%		2.23%		2.18%	2.08%
Expenses, net waiver and reimbursement (D)	2.20	% (G)	2.12%	2.16	% (E)	2.23%		2.18%	2.12%
Net investment loss	(1.56	)% (G)	(1.43)%	(1.59)%		(1.28)%		(1.12)%	(1.62)%
Portfolio turnover rate	111	% (F)	267%	340%		194%		154%	225%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.20	% (G)	2.12%	2.15%		2.23%	2.17%	2.08%
Expenses, net waiver and reimbursement	2.20	% (G)	2.12%	2.16	% (E)	2.23%	2.17%	2.12%

(E)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$8.63		$8.52	$8.01	$6.84	$10.24	$8.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.03	0.78	0.30	0.31	0.40
Net realized and unrealized gain (loss) on investments	0.59		0.86	0.40	1.30	(3.16)	2.54
Total from investment operations	0.61		0.89	1.18	1.60	(2.85)	2.94
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.16)	(0.67)	(0.43)	(0.18)	(0.36)
From net realized gains on investments	—		(0.62)	—	—	(0.37)	(1.28)
Total distributions	(0.01)		(0.78)	(0.67)	(0.43)	(0.55)	(1.64)
Net asset value, end of period/year	$9.23		$8.63	$8.52	$8.01	$6.84	$10.24
Total return (B)	7.16	% (G)	11.08%	14.64%	24.05%	(27.87)%	33.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,395		$1,302	$1,285	$1,206	$1,027	$519
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.65	% (H)	1.60%	1.49%	1.55%	1.39%	1.11%
Expenses, net waiver and reimbursement (C,E)	0.46	% (H)	0.47%	0.46%	0.46%	0.46%	0.46%
Net investment income (C,D)	0.36	% (H)	0.36%	8.53%	4.02%	3.82%	3.78%
Portfolio turnover rate	23	% (G)	30%	28%	105%	27%	2%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$8.68		$8.57	$8.06	$6.88	$10.30	$8.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	(I)	0.01	0.73	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investments	0.60		0.86	0.43	1.31	(3.17)	2.59
Total from investment operations	0.60		0.87	1.16	1.59	(2.88)	2.93
LESS DISTRIBUTIONS:
From net investment income	—		(0.14)	(0.65)	(0.41)	(0.17)	(0.34)
From net realized gains on investments	—		(0.62)	—	—	(0.37)	(1.28)
Total distributions	—		(0.76)	(0.65)	(0.41)	(0.54)	(1.62)
Net asset value, end of period/year	$9.28		$8.68	$8.57	$8.06	$6.88	$10.30
Total return (B)	6.98	% (G)	10.81%	14.27%	23.75%	(28.04)%	33.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$8,680		$8,636	$9,107	$8,784	$6,048	$9,830
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	1.99	% (H)	1.95%	1.82%	1.92%	1.72%	1.47%
Expenses, net waiver and reimbursement (C,F)	0.71	% (H)	0.72%	0.71%	0.71%	0.71%	0.71%
Net Investment income (C,D)	0.12	% (H)	0.12%	7.96%	3.77%	3.48%	3.30%
Portfolio turnover rate	23	% (G)	30%	28%	105%	27%	2%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.64	% (H)	1.58%	1.48%	1.54%	1.38%	1.10%
Expenses, net waiver and reimbursement	0.45	% (H)	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.97	% (H)	1.93%	1.81%	1.91%	1.71%	1.46%
Expenses, net waiver and reimbursement	0.70	% (H)	0.70%	0.70%	0.70%	0.70%	0.70%

(G)	Not Annualized

(H)	Annualized.

(I)	Represents an amount less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$8.58		$8.50	$8.00	$6.83	$10.25	$8.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.03)		(0.05)	0.98	0.23	0.23	0.26
Net realized and unrealized gain (loss) on investments	0.59		0.86	0.11	1.30	(3.16)	2.58
Total from investment operations	0.56		0.81	1.09	1.53	(2.93)	2.84
LESS DISTRIBUTIONS:
From net investment income	0.00		(0.11)	(0.59)	(0.36)	(0.12)	(0.26)
From net realized gains on investments	—		(0.62)	—	—	(0.37)	(1.28)
Total distributions	—		(0.73)	(0.59)	(0.36)	(0.49)	(1.54)
Net asset value, end of period/year	$9.14		$8.58	$8.50	$8.00	$6.83	$10.25
Total return (B)	6.53	% (F)	10.06%	13.47%	22.94%	(28.55)%	32.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$116		$110	$101	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.75	% (G)	2.80%	2.53%	2.26%	2.37%	2.24%
Expenses, net waiver and reimbursement (C,E)	1.46	% (G)	1.47%	1.46%	1.46%	1.46%	1.46%
Net investment income (C,D)	(0.64	)% (G)	(0.62)%	10.58%	3.13%	2.78%	2.53%
Portfolio turnover rate	23	% (F)	30%	28%	105%	27%	2%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.74	% (G)	2.78%	2.52%	2.25%	2.36%	2.23%
Expenses, net waiver and reimbursement	1.45	% (G)	1.45%	1.45%	1.45%	1.45%	1.45%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$21.17		$20.33	$19.75	$21.93	$22.71	$23.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.00	) (G)	0.17	0.58	0.47	(0.07)	(0.50)
Net realized and unrealized gain (loss) on investments	2.63		0.86	1.39	(0.55)	(0.62)	3.16
Total from investment operations	2.63		1.03	1.97	(0.08)	(0.69)	2.66
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.94)	(0.59)	(0.09)	(3.72)
From net realized gains on investments	—		(0.19)	(0.45)	(1.51)	—	—
Total distributions	—		(0.19)	(1.39)	(2.10)	(0.09)	(3.72)
Net asset value, end of period/year	$23.80		$21.17	$20.33	$19.75	$21.93	$22.71
Total return (B)	12.42	% (E)	5.07%	9.93%	(0.46)%	(3.06)%	11.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$34,825		$40,723	$65,729	$89,562	$162,983	$64,890
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.42	% (F)	2.39%	2.19%	2.15%	2.05%	2.17%
Expenses, net waiver and reimbursement (C)	1.97	% (F)	1.97%	1.97%	1.99%	1.97%	1.98%
Net investment income (loss)	(0.00	)% (F)	0.82%	2.74%	2.14%	(0.30)%	(1.95)%
Portfolio turnover rate	11	% (E)	87%	0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$20.87		$20.10	$19.54	$21.71	$22.53	$23.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		0.11	0.52	0.41	(0.04)	(0.55)
Net realized and unrealized gain (loss) on investments	2.59		0.85	1.37	(0.54)	(0.70)	3.13
Total from investment operations	2.56		0.96	1.89	(0.13)	(0.74)	2.58
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.88)	(0.53)	(0.08)	(3.66)
From net realized gains on investments	—		(0.19)	(0.45)	(1.51)	—	—
Total distributions	—		(0.19)	(1.33)	(2.04)	(0.08)	(3.66)
Net asset value, end of period/year	$23.43		$20.87	$20.10	$19.54	$21.71	$22.53
Total return (B)	12.27	% (E)	4.78%	9.65%	(0.71)%	(3.30)%	10.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$700		$1,033	$1,899	$2,113	$3,643	$607
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.72	% (F)	2.68%	2.50%	2.40%	2.33%	2.36%
Expenses, net waiver and reimbursement (D)	2.22	% (F)	2.22%	2.22%	2.24%	2.22%	2.23%
Net investment income (loss)	(0.27	)% (F)	0.55%	2.47%	1.88%	(0.18)%	(2.10)%
Portfolio turnover rate	11	% (E)	87%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.42	% (F)	2.39%	2.19%	2.13%	2.05%	2.16%
Expenses, net waiver and reimbursement	1.97	% (F)	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.72	% (F)	2.68%	2.50%	2.38%	2.33%	2.35%
Expenses, net waiver and reimbursement	2.22	% (F)	2.22%	2.22%	2.22%	2.22%	2.22%

(E)	Not Annualized

(F)	Annualized.

(G)	Represents an amount less than $(0.005) per share.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$19.85		$19.27	$18.78	$20.94	$21.88	$23.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.10)		(0.05)	0.34	0.24	(0.15)	(0.72)
Net realized and unrealized gain (loss) on investments	2.46		0.82	1.32	(0.52)	(0.73)	3.05
Total from investment operations	2.36		0.77	1.66	(0.28)	(0.88)	2.33
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.72)	(0.37)	(0.06)	(3.48)
From net realized gains on investments	—		(0.19)	(0.45)	(1.51)	—	—
Total distributions	—		(0.19)	(1.17)	(1.88)	(0.06)	(3.48)
Net asset value, end of period/year	$22.21		$19.85	$19.27	$18.78	$20.94	$21.88
Total return (B)	11.89	% (D)	4.00%	8.82%	(1.43)%	(4.01)%	10.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,902		$2,262	$3,150	$3,024	$2,327	$241
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.35	% (E)	3.32%	3.10%	3.05%	3.00%	3.18%
Expenses, net waiver and reimbursement (C)	2.97	% (E)	2.97%	2.97%	2.99%	2.97%	2.98%
Net investment income (loss)	(0.98	)% (E)	(0.24)%	1.71%	1.17%	(0.66)%	(2.95)%
Portfolio turnover rate	11	% (D)	87%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.34	% (E)	3.32%	3.10%	3.03%	3.00%	3.17%
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.97%	2.97%

(D)	Not annualized.

(E)	Annualized.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$11.00		$11.15	$10.53	$10.43		$11.96	$11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.36	0.19	0.22		0.20	0.13
Net realized and unrealized gain (loss) on investments	1.05		(0.13)	0.67	0.11		(1.49)	1.04
Total from investment operations	1.09		0.23	0.86	0.33		(1.29)	1.17
LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.38)	(0.24)	(0.23)		(0.20)	(0.17)
From net realized gains on investments	—		—	—	—		(0.04)	(0.73)
Total distributions	(0.41)		(0.38)	(0.24)	(0.23)		(0.24)	(0.90)
Net asset value, end of period/year	$11.68		$11.00	$11.15	$10.53		$10.43	$11.96
Total return (B)	10.30	% (F)	2.12%	8.22%	3.29	% (C)	(10.82)%	10.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$231,844		$209,579	$203,981	$135,201		$106,362	$118,333
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.10	% (G)	1.10%	1.16%	1.19%		1.16%	1.17%
Expenses, net waiver and reimbursement (D)	0.99	% (G)	0.99%	0.99%	0.99%		0.99%	0.99%
Net investment income	0.80	% (G)	3.29%	1.72%	2.19%		1.81%	1.07%
Portfolio turnover rate	82	% (F)	185%	114%	180%		116%	130%

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$10.98		$11.13	$10.51	$10.44		$11.97	$11.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.31	0.17	0.18		0.17	0.11
Net realized and unrealized gain (loss) on investments	1.05		(0.11)	0.65	0.10		(1.49)	1.03
Total from investment operations	1.08		0.20	0.82	0.28		(1.32)	1.14
LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.35)	(0.20)	(0.21)		(0.17)	(0.13)
From net realized gains on investments	—		—	—	—		(0.04)	(0.73)
Total distributions	(0.40)		(0.35)	(0.20)	(0.21)		(0.21)	(0.86)
Net asset value, end of period/year	$11.66		$10.98	$11.13	$10.51		$10.44	$11.97
Total return (B)	10.17	% (F)	1.84%	7.90%	2.73	% (C)	(11.04)%	9.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$273		$304	$536	$1,655		$1,861	$2,231
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.38	% (G)	1.39%	1.46%	1.46%		1.41%	1.35%
Expenses, net waiver and reimbursement (E)	1.24	% (G)	1.24%	1.24%	1.24%		1.24%	1.24%
Net investment income	0.57	% (G)	2.82%	1.56%	1.81%		1.55%	0.88%
Portfolio turnover rate	82	% (F)	185%	114%	180%		116%	130%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31, 2023 the Total return would have been 2.19% and 1.25% for the Institutional and Class A, respectively.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.10	% (G)	1.10%	1.16%	1.19%	1.16%	1.17%
Expenses, net waiver and reimbursement	0.99	% (G)	0.99%	0.99%	0.99%	0.99%	0.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.38	% (G)	1.39%	1.46%	1.46%	1.41%	1.35%
Expenses, net waiver and reimbursement	1.24	% (G)	1.24%	1.24%	1.24%	1.24%	1.24%

(F)	Not Annualized

(G)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,	December 31,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$10.90		$11.06	$10.44	$10.38		$11.90	$11.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.24	0.08	0.11		0.10	0.02
Net realized and unrealized gain (loss) on investments	1.05		(0.13)	0.67	0.09		(1.48)	1.02
Total from investment operations	1.04		0.11	0.75	0.20		(1.38)	1.04
LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.27)	(0.13)	(0.14)		(0.10)	(0.07)
From net realized gains on investments	—		—	—	—		(0.04)	(0.73)
Total distributions	(0.36)		(0.27)	(0.13)	(0.14)		(0.14)	(0.80)
Net asset value, end of period/year	$11.58		$10.90	$11.06	$10.44		$10.38	$11.90
Total return (B)	9.86	% (F)	1.01%	7.19%	1.92	% (C)	(11.63)%	9.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$254		$232	$278	$320		$298	$249
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.10	% (G)	2.09%	2.14%	2.13%		2.11%	2.10%
Expenses, net waiver and reimbursement (D)	1.99	% (G)	1.99%	1.99%	1.99%		1.99%	1.99%
Net investment income (loss) (E)	(0.20	)% (G)	2.18%	0.75%	1.09%		0.93%	0.17%
Portfolio turnover rate	82	% (F)	185%	114%	180%		116%	130%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31 ,2023 the Total return would have been .65% for Cl C.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.10	% (G)	2.09%	2.14%	2.13%	2.11%	2.10%
Expenses, net waiver and reimbursement	1.99	% (G)	1.99%	1.99%	1.99%	1.99%	1.99%

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not Annualized

(G)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Institutional
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
Net asset value, beginning of period/year	$18.00		$18.07	$17.73	$18.34		$19.69		$19.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.43		0.88	1.10	1.06		0.93		0.74
Net realized and unrealized gain (loss) on investments	(0.05)		0.03	0.45	(0.28)		(1.16)		0.28
Total from investment operations	0.38		0.91	1.55	0.78		(0.23)		1.02
LESS DISTRIBUTIONS:
From net investment income	(0.46)		(0.98)	(1.21)	(1.34)		(1.12)		(0.99)
From net realized gains on investments	—		—	—	—		—		—
From Return of capital	—		—	—	(0.05)		—		(0.00	) (B)
Total distributions	(0.46)		(0.98)	(1.21)	(1.39)		(1.12)		(0.99)
Net asset value, end of period/year	$17.92		$18.00	$18.07	$17.73		$18.34		$19.69
Total return (C)	2.14	% (G)	5.18%	8.95%	4.36	% (F)	(1.12	)% (F)	5.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$1,303,212		$1,196,135	$910,807	$681,473		$666,042		$670,278
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.76	% (H)	1.77%	1.82%	1.81%		1.79%		1.77%
Expenses, net waiver and reimbursement (D)	1.75	% (H)	1.76%	1.76%	1.76%		1.76%		1.75%
Net investment income	4.82	% (H)	4.88%	6.05%	5.79%		4.93%		3.75%
Portfolio turnover rate	7	% (G)	11%	8%	21%		27%		37%

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
Net asset value, beginning of period/year	$17.98		$18.05	$17.71	$18.32		$19.66		$19.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.41		0.84	1.03	1.00		0.88		0.72
Net realized and unrealized gain (loss) on investments	(0.06)		0.03	0.47	(0.26)		(1.15)		0.24
Total from investment operations	0.35		0.87	1.50	0.74		(0.27)		0.96
LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.94)	(1.16)	(1.30)		(1.07)		(0.94)
From net realized gains on investments	—		—	—	—		—		—
From Return of capital	—		—	—	(0.05)		—		(0.00	) (B)
Total distributions	(0.44)		(0.94)	(1.16)	(1.35)		(1.07)		(0.94)
Net asset value, end of period/year	$17.89		$17.98	$18.05	$17.71		$18.32		$19.66
Total return (C)	1.96	% (G)	4.93%	8.68%	4.11	% (F)	(1.31	)% (F)	5.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$48,842		$51,789	$49,986	$62,428		$70,121		$58,164
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.00	% (H)	2.02%	2.07%	2.07%		2.05%		2.03%
Expenses, net waiver and reimbursement (E)	2.00	% (H)	2.01%	2.00%	2.01%		2.02%		2.00%
Net investment income	4.58	% (H)	4.65%	5.70%	5.49%		4.69%		3.67%
Portfolio turnover rate	7	% (G)	11%	8%	21%		27%		37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.76	% (H)	1.77%	1.82%	1.81%	1.79%	1.77%
Expenses, net waiver and reimbursement	1.75	% (H)	1.76%	1.75%	1.76%	1.76%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.00	% (H)	2.02%	2.07%	2.07%	2.05%	2.03%
Expenses, net waiver and reimbursement	2.00	% (H)	2.01%	2.00%	2.01%	2.02%	2.00%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not Annualized

(H)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2026		2025	2024	2023		2022		2021
	(Unaudited)
Net asset value, beginning of period/year	$17.92		$17.99	$17.66	$18.27		$19.61		$19.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.35		0.71	0.90	0.87		0.74		0.48
Net realized and unrealized gain (loss) on investments	(0.05)		0.02	0.46	(0.27)		(1.15)		0.33
Total from investment operations	0.30		0.73	1.36	0.60		(0.41)		0.81
LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.80)	(1.03)	(1.16)		(0.93)		(0.80)
From net realized gains on investments	—		—	—	—		—		—
From Return of capital	—		—	—	(0.05)		—		(0.00	)(B)
Total distributions	(0.38)		(0.80)	(1.03)	(1.21)		(0.93)		(0.80)
Net asset value, end of period/year	$17.84		$17.92	$17.99	$17.66		$18.27		$19.61
Total return (C)	1.66	% (F)	4.16%	7.85%	3.34	% (E)	(2.05	)% (E)	4.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$38,313		$39,330	$37,097	$34,676		$34,455		$35,497
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.69	% (G)	2.71%	2.76%	2.76%		2.76%		2.74%
Expenses, net waiver and reimbursement (D)	2.69	% (G)	2.71%	2.76%	2.76%		2.76%		2.75%
Net investment income	3.90	% (G)	3.94%	4.99%	4.76%		3.95%		2.46%
Portfolio turnover rate	7	% (F)	11%	8%	21%		27%		37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.69	% (G)	2.71%	2.76%	2.76%	2.75%	2.74%
Expenses, net waiver and reimbursement	2.69	% (G)	2.71%	2.76%	2.76%	2.75%	2.75%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Year/Period

	Institutional
	For the		For the	For The
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2026		2025	2024(A)
	(Unaudited)
Net asset value, beginning of period/year	$11.57		$10.19	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.07)	(0.01)
Net realized and unrealized gain on investments	1.84		1.61	0.28
Total from investment operations	1.81		1.54	0.27
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.07)
From net realized gains on investments	—		(0.16)	(0.01)
Total distributions	—		(0.16)	(0.08)
Net asset value, end of period/year	$13.38		$11.57	$10.19
Total return (C)	15.64	% (D)	15.12%	2.71	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$37,825		$13,258	$8,164
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.62	% (E)	3.83%	8.76	% (E)
Expenses, net waiver and reimbursement (F)	1.99	% (E)	2.00%	1.99	% (E)
Net investment loss	(0.43	)% (E)	(0.67)%	(0.31	)% (E)
Portfolio turnover rate	6	% (D)	4%	0	% (D)

	Class A
	For the		For the	For The
	Six Months Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2026		2025	2024(A)
	(Unaudited)
Net asset value, beginning of period/year	$11.54		$10.19	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)		(0.04)	(0.02)
Net realized and unrealized gain on investments	1.83		1.55	0.29
Total from investment operations	1.77		1.51	0.27
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.07)
From net realized gains on investments	—		(0.16)	(0.01)
Total distributions	—		(0.16)	(0.08)
Net asset value, end of period/year	$13.31		$11.54	$10.19
Total return (C)	15.34	% (D)	14.83%	2.64	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$264		$154	$11
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.95	% (E)	3.52%	16.31	% (E)
Expenses, net waiver and reimbursement (G)	2.24	% (E)	2.25%	2.24	% (E)
Net investment loss	(0.96	)% (E)	(0.36)%	(0.83	)% (E)
Portfolio turnover rate	6	% (D)	4%	0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.62	% (E)	3.82%	8.76	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99	% (E)

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.95	% (E)	3.51%	16.31	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)	2.24%	2.24	% (E)

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Year/Period

	Class C
	For the		For the		For The
	Six Months Ended		Year Ended		Period Ended
	June 30,		December 31,		December 31,
	2026		2025		2024(A)
	(Unaudited)
Net asset value, beginning of period/year	$11.46		$10.19		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.10)		(0.18)		(0.04)
Net realized and unrealized gain on investments	1.82		1.61		0.29
Total from investment operations	1.72		1.43		0.25
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.05)
From net realized gains on investments	—		(0.16)		(0.01)
Total distributions	—		(0.16)		(0.06)
Net asset value, end of period/year	$13.18		$11.46		$10.19
Total return (C)	15.01	% (D),(G)	14.04	% (G)	2.44	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$13		$12		$10
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.74	% (E)	4.86%		17.00	% (E)
Expenses, net waiver and reimbursement (F)	2.99	% (E)	3.00%		2.99	% (E)
Net investment loss	(1.68	)% (E)	(1.69)%		(1.59	)% (E)
Portfolio turnover rate	6	% (D)	4%		0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.74	% (E)	4.85%	17.00	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)	2.99%	2.99	% (E)

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these consolidated financial statements.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2026, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor(s)	Primary Objective
Rational Equity Armor Fund (“Equity Armor”)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Premium Income Fund * (Formerly, Rational Tactical Return Fund) (“Premium Income”)		Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Return Stacked® Balanced Allocation & Systematic Macro Fund (“Return Stacked® Balanced”)	Newfound Research LLC ReSolve Asset Management, Inc. ReSolve Asset Management SEZC	Long-term capital appreciation.
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational/RGN Hedged Equity Fund (“RGN Hedged Equity”)	R.G. Niederhoffer Capital Management, Inc.	Long-term capital appreciation.

*	Prior to December 31, 2025, Warrington Asset Management, LLC was the sub-advisor to Premium Income.

The Funds are classified as diversified funds under the 1940 Act, except RGN Hedged Equity which is classified as a non-diversified fund. The Strategic Allocation Fund is a “fund of funds”, in that it generally invests in other investment companies.

Currently, all Funds offer Class A, Class C, and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for Return Stacked® Balanced and RGN Hedged Equity and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

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June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their market value, the estimated fair value. If market value is not available or does not reflect fair value, Rational Advisors, Inc., the Fund’s investment adviser, will value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees of the Trust (the “Board” or “Trustees”). In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the valuation procedures approved by the Board pursuant to Rule 2a-5 under the 1940 Act, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service in accordance with valuation procedures approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (the “NYSE”). Investments in open-end investment companies (except for exchange-traded funds, “ETFs”) are valued at their respective net asset value as reported by such companies. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a valuation designee, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the valuation designee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies that are not ETFs are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

The following tables summarize the inputs used as of June 30, 2026, for each Fund’s assets and liabilities measured at fair value:

Equity Armor

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,218,557	$—	$—	$33,218,557
Exchange Traded Funds	16,907,201	—	—	16,907,201
Short-Term Investments	4,271,935	—	—	4,271,935
Derivatives
Purchased Options	$3,846,375	$—	$—	$3,846,375
Total Assets	$58,244,068	$—	$—	$58,244,068
Liabilities*
Derivatives
Written Options	$3,133,750	$—	$—	$3,133,750
Futures Contracts	337,479	—	—	337,479
Total Liabilities	$3,471,229	$—	$—	$3,471,229

Premium Income

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,707,584	$—	$15,707,584
U.S. Treasury Bills	—	1,448,750	—	1,448,750
Short-Term Investments	663,610	—	—	663,610
Derivatives
Total Return Swap	$—	$575,305	$—	$575,305
Total Assets	$663,610	$17,731,639	$—	$18,395,249

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$46,063,246	$—	$—	$46,063,246
Exchange-Traded Funds	3,339,435	—	—	3,339,435
Short-Term Investments	3,917,033	—	—	3,917,033
Total Assets	$53,319,714	$—	$—	$53,319,714

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$8,576,220	$—	$—	$8,576,220
U.S. Treasury Bills	—	596,107	—	596,107
Short-Term Investments	29,305	—	—	29,305
Derivatives
Futures Contracts	$58,380	$—	$—	$58,380
Total Assets	$8,663,905	$596,107	$—	$9,260,012

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

Return Stacked® Balanced

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,287,894	$—	$—	$18,287,894
Short-Term Investments	16,147,729	—	—	16,147,729
Derivatives
Futures Contracts	978,710	—	—	978,710
Total Assets	$35,414,333	$—	$—	$35,414,333
Liabilities*
Derivatives
Futures Contracts	$590,992	$—	$—	$590,992
Total Liabilities	$590,992	$—	$—	$590,992

Pier 88

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,554,444	$—	$—	$26,554,444
Preferred Stocks	53,175,222	—	—	53,175,222
Convertible Bonds	—	136,381,854	—	136,381,854
Short-Term Investments	15,875,753	—	—	15,875,753
Total Assets	$95,605,419	$136,381,854	$—	$231,987,273

Special Situations

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,103,397,678	$—	$1,103,397,678
Corporate Bonds	—	199,689,301	—	199,689,301
Term Loans	—	1,745,825	—	1,745,825
Short-Term Investments	81,645,845	—	—	81,645,845
Total Assets	$81,645,845	$1,304,832,804	$—	$1,386,478,649

RGN Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,625,664	$—	$—	$32,625,664
Short-Term Investments	2,818,428	—	—	2,818,428
Derivatives
Futures Contracts	326,056	—	—	326,056
Total Assets	$35,770,148	$—	$—	$35,770,148
Liabilities*
Futures Contracts	$118,848	$—	$—	$118,848
Total Liabilities	$118,848	$—	$—	$118,848

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of Return Stacked® Balanced and RGN Hedged Equity include the accounts of RDMF Fund Ltd. (“RDMF”) and RRDEF Fund Ltd. (“RRDEF”) respectively, wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

Return Stacked® Balanced and RGN Hedged Equity may invest up to 25% of their total assets in RDMF and RRDEF respectively, each a controlled foreign corporation (“CFC”), that act as investment vehicles in order to effect certain investments consistent with each Fund’s investment objectives and policies.

		Net Assets as of	% of Net Assets as of
	Inception Date of	June 30, 2026	June 30, 2026
RDMF	8/5/2016	$ 5,658,256	15.12%
RRDEF	9/27/2024	$ 1,104,335	2.90%

For tax purposes, RDMF and RRDEF are exempted Cayman investment companies. RDMF and RRDEF have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RDMF and RRDEF are controlled foreign corporations that generate and are allocated no income which is considered effectively connected with U.S. trade or business and as such are not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, RDMF’s and RRDEF’s net income and capital gain, to the extent of their earnings and profits, will be included each year in Return Stacked® Balanced’s and RGN Hedged Equity’s respective investment company taxable income.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts, futures contracts and swap agreements to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

Swap Agreements – Premium Income may enter into swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2026, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized depreciation	$337,479
			Totals	$337,479

	Options	Equity	Investments at value	$3,846,375
		Equity	Options Written	3,133,750
			Totals	$6,980,125
Premium Income
	Swap Contracts	Equity	Unrealized appreciation on swaps	$575,305
			Totals	$575,305
Strategic Allocation
	Futures	Equity	Futures unrealized appreciation	$58,380
			Totals	$58,380
Return Stacked® Balanced
	Futures	Equity	Futures unrealized appreciation	$286,229
			Futures unrealized depreciation	(233,892)
		Commodity	Futures unrealized appreciation	443,910
			Futures unrealized depreciation	(115,870)
		Currency	Futures unrealized appreciation	43,735
			Futures unrealized depreciation	(117,323)
		Interest	Futures unrealized appreciation	204,836
			Futures unrealized depreciation	(123,907)
			Totals	$387,718
RGN Hedged Equity
	Futures	Equity	Futures unrealized appreciation	$48,072
			Futures unrealized depreciation	(35,844)
		Commodity	Futures unrealized appreciation	20,266
			Futures unrealized depreciation	(16,549)
		Currency	Futures unrealized appreciation	242,142
			Futures unrealized depreciation	(53,002)
		Interest	Futures unrealized appreciation	15,576
			Futures unrealized depreciation	(13,453)
			Totals	$207,208

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2026, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(1,980,513)
	Options Written	Equity	Net realized gain from options written	218,094
	Futures	Equity	Net realized gain from futures	710,463
			Totals	$(1,051,956)

	Options Purchased	Equity	Net change in unrealized depreciation on options purchased	$(22,233)
	Options Written	Equity	Net change in unrealized appreciation on options written	81,300
	Futures	Equity	Net change in unrealized depreciation on futures	(301,580)
			Totals	$(242,513)
Premium Income
	Futures	Equity	Net realized gain from futures	$1,958
			Totals	$1,958

	Swap Contracts	Equity	Net realized gain on swap contracts	621,632
	Swap Contracts	Equity	Net change in unrealized appreciation on swap contracts	590,137
			Totals	$590,137

Strategic Allocation
	Futures	Equity	Net realized gain from futures	$581,483
			Totals	$581,483

	Futures	Equity	Net change in unrealized appreciation on futures	$38,655
			Totals	$38,655
Return Stacked® Balanced
	Futures	Equity	Net realized gain from futures	$270,732
		Commodity	Net realized gain from futures	2,172,592
		Currency	Net realized gain from futures	1,131,907
		Interest	Net realized loss from futures	(868,491)
			Totals	$2,706,740

	Futures	Equity	Net change in unrealized depreciation on futures	$(265,867)
		Commodity	Net change in unrealized appreciation on futures	450,604
		Currency	Net change in unrealized depreciation on futures	(395,298)
		Interest	Net change in unrealized appreciation on futures	378,617
			Totals	$168,056

RGN Hedged Equity
	Futures	Equity	Net realized gain from futures	377,190
		Commodity	Net realized gain from futures	316,953
		Currency	Net realized gain from futures	117,581
		Interest	Net realized loss from futures	(125,495)
			Totals	$686,229

	Futures	Equity	Net change in unrealized appreciation on futures	$24,896
		Commodity	Net change in unrealized appreciation on futures	12,896
		Currency	Net change in unrealized appreciation on futures	191,680
		Interest	Net change in unrealized appreciation on futures	3,664
			Totals	$233,136

The value of derivative instruments outstanding as of June 30, 2026 as disclosed in the Schedules of Investments (Consolidated Schedules of Investments for Return Stacked® Balanced and RGN Hedged Equity) and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

Statements of Operations (Consolidated Statements of Operations for Return Stacked® Balanced and RGN Hedged Equity) serve as indicators of the volume of derivative activity for the Funds.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2026:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Equity Armor
Description of Asset:
Futures Contracts	$—	$—	$—	$—	$—	$—
Description of Liability:
Futures Contracts	$337,479	$—	$337,479	$—	$(337,479)	$—
Premium Income
Description of Asset:
Swap Contracts	$575,305	$—	$575,305	$—	$—	$575,305
Strategic Allocation
Description of Asset:
Futures Contracts	$58,380	$—	$58,380	$—	$—	$58,380
Return Stacked® Balanced
Description of Asset:
Futures Contracts	$978,710	$—	$978,710	$(590,992)	$—	$387,718
Description of Liability:
Futures Contracts	$590,992	$—	$590,992	$(590,992)	$—	$—
RGN Hedged Equity
Description of Asset:
Futures Contracts	$326,056	$—	$118,848	$(118,848)	$—	$—
Description of Liability:
Futures Contracts	$118,848	$—	$118,848	$(118,848)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset backed securities, if any, are recorded as components of interest income in the Statement of Operations.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Premium Income	Monthly	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
Return Stacked® Balanced	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
RGN Hedged Equity	Annually	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT, when such information is available.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2023 to December 31, 2025 (as applicable), or expected to be taken in the Funds’ December 31, 2026 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 30, 2026, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee—Under the terms of the investment advisory agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Sub-advisors are responsible for the day-to-day management of each Fund’s portfolio, except for the Premium Income and Strategic Income Funds. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Premium Income	1.75%
Strategic Allocation	0.10%
Return Stacked® Balanced	1.75%
Pier 88	0.85%
Special Situations	1.50%
RGN Hedged Equity	1.75%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and with respect to Special Situations only, costs and expenses of litigation or claims on behalf of Special Situations regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor. Prior to May 1, 2025, the Equity Armor Fund did not have an expense cap in place. The Funds’ expense caps are listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Equity Armor	1.60%	1.85%	2.60%	April 30, 2027
Premium Income	1.99%	2.24%	2.99%	April 30, 2027
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2027
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2027
Return Stacked® Balanced	1.97%	2.22%	2.97%	April 30, 2027
Pier 88	0.99%	1.24%	1.99%	April 30, 2027
Special Situations	1.75%	2.00%	2.75%	April 30, 2027
RGN Hedged Equity	1.99%	2.24%	2.99%	April 30, 2027

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment. As of June 30, 2026, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31, 2025
Equity Armor	$—	2028
Premium Income	$133,607	2026
	145,342	2027
	144,937	2028
Dynamic Brands	—	2026
	—	2027
	—	2028
Strategic Allocation	97,614	2026
	125,298	2027
	116,488	2028
Return Stacked® Balanced	213,553	2026
	189,006	2027
	208,184	2028
Pier 88	228,670	2026
	243,694	2027
	229,181	2028
Special Situations	348,053	2026
	529,931	2027
	119,145	2028
RGN Hedged Equity	109,782	2027
	185,866	2028

The Independent Trustees are paid quarterly retainers for their service on the Board of Trustees and on the Risk and Compliance/Investment Committee and receive compensation for each special meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Chairman of the Board of Trustees of the Trust, and the Chairman of the Trust’s Audit Committee and Risk and Compliance/Investment Committee receive an additional quarterly retainer. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor” or “NLD”), and the Advisor for distribution related expenses. For the six months ended June 30, 2026, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$11,480	$5,537
Premium Income	1,622	9,484
Dynamic Brands	17,299	18,099
Strategic Allocation	10,184	528
Return Stacked® Balanced	1,021	9,622
Pier 88	363	1,185
Special Situations	61,990	191,781
RGN Hedged Equity	201	63

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A, and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations under Financial Administrative fees/Fund Accounting fees. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of net assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2026, are noted in Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

								Amount of
	Shares Balance					Dividends	Change in	Gain (Loss)
	December 31,			Shares Balance	Fair Value June	Credited to	Unrealized	Realized on
Fund	2025	Purchases	Sales	June 30, 2026	30, 2026	Income	Gain/(Loss)	Sale of Shares
Catalyst Systematic Alpha Fund, Class I	728,191	139,472	175,066	692,597	$7,541,754	$12,026	$443,890	$(355,013)
Catalyst/CIFC Senior Secured Income Fund, Class I	24,671	39,693	—	64,364	578,628	8,426	(7,010)	—
Rational/Pier 88 Convertible Securities Fund, Inst. Sh.	2,729	106	—	2,835	33,110	1,137	1,957	—
Total	755,591	179,271	175,066	759,796	$8,153,492	$21,589	$438,837	$(355,013)

(4) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$78,508,037	$78,732,038
Premium Income	18,838,200	3,000,440
Dynamic Brands	60,772,087	71,596,131
Strategic Allocation	1,771,309	1,800,000
Return Stacked® Balanced	2,218,319	7,289,130
Pier 88	166,687,523	173,365,299
Special Situations	361,891,485	81,220,661
RGN Hedged Equity	20,700,498	1,070,948

(5) INVESTMENT RISK

Market Risk - Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; trading and tariff arrangements; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

In accordance with its investment objectives and through its exposure to futures contracts, each of Equity Armor, Strategic Allocation, Return Stacked® Balanced, and RGN Hedged Equity may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Premium Income and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk - Premium Income and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk - As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Swaps Risk - Premium Income may use swaps, such as total return swaps, to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and exposes the Fund to the risks associated with derivative instruments described above. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Swaps can involve

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

greater risks than direct investment in securities because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps are also subject to correlation risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$45,577,374	$10,870,036	$(1,337,092)	$9,532,944
Premium Income	18,550,290	656	(155,697)	(155,041)
Dynamic Brands	44,284,820	9,610,572	(575,678)	9,034,894
Strategic Allocation	9,546,468	91,570	(436,406)	(344,836)
Return Stacked® Balanced	30,025,201	4,410,422	—	4,410,422
Pier 88	221,576,824	18,288,599	(7,878,150)	10,410,449
Special Situations	1,404,625,619	48,833,961	(66,980,931)	(18,146,970)
RGN Hedged Equity	32,366,592	3,077,500	—	3,077,500

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2025 and December 31, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2025	Income	Capital Gains	Capital	Total
Equity Armor	$—	$—	$—	$—
Premium Income	1,145,568	728,563	—	1,874,131
Dynamic Brands	—	—	—	—
Strategic Allocation	689,584	169,543	—	859,127
Return Stacked® Balanced	398,869	—	—	398,869
Pier 88	7,183,332	—	—	7,183,332
Special Situations	64,488,138	—	—	64,488,138
RGN Hedged Equity	95,084	91,513	—	186,597

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2024	Income	Capital Gains	Capital	Total
Equity Armor	$—	$—	$—	$—
Premium Income	2,801,102	339,932	—	3,141,034
Dynamic Brands	—	—	—	—
Strategic Allocation	777,854	—	—	777,854
Return Stacked® Balanced	4,694,082	—	—	4,694,082
Pier 88	3,421,871	—	—	3,421,871
Special Situations	57,758,433	—	—	57,758,433
RGN Hedged Equity	63,308	—	—	63,308

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$32,778	$—	$—	$—	$—	$7,924,610	$7,957,388
Premium Income	270,281	88,224	—	(1,721,738)	—	13,767	(1,349,466)
Dynamic Brands	—	674,127	—	—	—	16,299,419	16,973,546
Strategic Allocation	—	—	(70,885)	—	—	(737,383)	(808,268)
Return Stacked® Balanced	—	—	(527,086)	(950,855)	(463,463)	4,123,689	2,182,285
Pier 88	5,233,357	—	—	(7,233,662)	—	(1,192,345)	(3,192,650)
Special Situations	—	—	(3,647,431)	(57,066,555)	—	(9,508,719)	(70,222,705)
RGN Hedged Equity	168,725	—	—	—	(126,976)	1,465,543	1,507,292

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures and options contracts, and adjustments for C-corporations, hybrid securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions, and the book/tax difference in convertible bonds amortization. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $18,076 and $186 for the Return Stacked® Balanced Allocation & Systematic Macro and RGN Hedged Equity, respectively. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Losses
Equity Armor	$—
Premium Income	—
Dynamic Brands	—
Strategic Allocation	—
Return Stacked® Balanced	527,086
Pier 88	—
Special Situations	—
RGN Hedged Equity	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$—
Premium Income	—
Dynamic Brands	—
Strategic Allocation	70,885
Return Stacked® Balanced	—
Pier 88	—
Special Situations	3,647,431
RGN Hedged Equity	—

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$—	$—	$—	$414,768
Premium Income*	89,558	1,632,180	1,721,738	—
Dynamic Brands	—	—	—	3,767,050
Strategic Allocation	—	—	—	—
Return Stacked® Balanced	—	950,855	950,855	—
Pier 88	7,233,662	—	7,233,662	—
Special Situations	13,182,136	43,884,419	57,066,555	—
RGN Hedged Equity	—	—	—	—

*	Premium Income experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of convertible bonds amortization, non-deductible expenses, net operating losses, distributions in excess, and adjustments for prior year tax returns, and the wholly owned subsidiaries of Return Stacked® Balanced Allocation & Systematic Macro and RGN Hedged Equity, which have a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$—	$—
Premium Income	—	—
Dynamic Brands	(420,298)	420,298
Strategic Allocation	34,459	(34,459)
Return Stacked® Balanced	(2,390,736)	2,390,736
Pier 88	(1,006)	1,006
Special Situations	(533,643)	533,643
RGN Hedged Equity	(7,137)	7,137

(8) LINE OF CREDIT

The Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”) with a maturity date of December 4, 2026. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on any borrowings is the current Prime Rate payable monthly. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026	SEMI-ANNUAL FINANCIAL STATEMENTS

During the six months ended June 30, 2026, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average	Maximum		Average	Current
	borrowings	Outstanding	Interest	borrowings	Interest
Fund	outstanding	balance	Expense*	rate	Rate
Dynamic Brands	$133,500	$391,000	$150	6.75%	6.75%
Premium Income	520,000	520,000	98	6.75%	6.75%

*	Includes interest expenses for borrowings on the line of credit and may not agree to the Statement of Operations, which may include overdraft fees, line of credit fees and broker interest.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

				Return
	Equity	Premium	Strategic	Stacked®	Pier	Special	RGN Hedged
	Armor	Income	Allocation	Balanced	88	Situations	Equity
NFS LLC(1)	35.02%	—	81.78%	32.86%	33.56%	—	—
Charles Schwab(1)	31.42%	—	—	29.22%	37.00%	33.39%	—
LPL Financial(1)	—	37.43%	—	—	—	27.93%	30.70%
Band & Co C/O US Bank NA	—	—	—	—	25.57%	—	—

(1)	This owner is comprised of multiple investors and accounts.

(10) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Strategic Allocation will be directly affected by the performance of the Catalyst Systematic Alpha Fund Class I, the performance of Return Stacked® Balanced will be directly affected by the performance of the iShares Core S&P 500 ETF and the performance of First American US Treasury Money Market Fund Class Z, and the performance of the RGN Hedged Equity will be directly affected by the performance of the State Street SPDR S&P 500 ETF and the Vanguard S&P 500 ETF. The financial statements of the First American US Treasury Money Market Fund Class Z, the iShares Core S&P 500 ETF, the Catalyst Systematic Alpha Fund, the State Street SPDR S&P 500 ETF and the Vanguard S&P 500 ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2026, the percentage of Return Stacked® Balanced’s net assets invested in the First American US Treasury Money Market Fund Class Z and the iShares Core S&P 500 ETF was 43.1% and 48.9%, respectively. The percentage of Strategic Allocation’s net assets invested in the Catalyst Systematic Alpha Fund was 74.0%. The percentage of RGN Hedged Equity’s net assets invested in the State Street SPDR S&P 500 ETF and the Vanguard S&P 500 ETF was 42.7% and 42.9% respectively.

(11) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS

ADDITIONAL INFORMATION (Unaudited)

June 30, 2026

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412 by rationalmf.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

(b) Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund and Variable Insurance Trust

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 9/2/2026

By	/s/ Erik Naviloff
Erik Naviloff
Treasurer/Principal Financial Officer
Date: 9/2/2026